December  29,  2000


To  Shareholders  of  the  following  Series  of  the  Exeter  Fund:

Defensive  Series
Blended  Asset  Series  I
Blended  Asset  Series  II
Maximum  Horizon  Series
Tax  Managed  Series
PureMarkSM  Series

Dear  Shareholder:

Enclosed are copies of the Annual Reports for each of the above Series of the Exeter Fund in which you owned shares as of October 31, 2000. The reports include information about the Series' performance as well as portfolio listings as of that date.

Please contact our Fund Services department at 1-800-466-3863 or your Client Consultant if you have any questions about your holdings in the Exeter Fund.

Sincerely,

/s/ Amy J. Williams

Amy  J.  Williams
Fund  Services  Manager

Exeter  Fund,  Inc.
Annual  Report
October  31,  2000
Tax  Managed  Series

Management  Discussion  and  Analysis


DEAR  SHAREHOLDERS:

After experiencing historic growth over the last few years, the economy has shown signs of weakness in the year 2000. It is possible that the current bull market may be running out of steam. More and more factors seem to be pointing us in that direction. Over the course of the last six months, the stock market has scratched and clawed to get a little ahead, only to get knocked back again and again. Many of the areas that were hottest last year have weakened significantly this year, and vast numbers of investors have been severely punished by piling on the bandwagon at high prices just in time for a decline.

With the extraordinary returns in many large growth stocks in recent years, many value managers had given up on their focus and changed their style to try to take advantage of the popular growth stocks. We have been determined to stick with our long-term focus on value and now are reaping the rewards. Growth stocks took a hit this year, while value stocks improved. The Russell 3000 Growth Index is down 6.4% this year, while the Russell 3000 Value Index is up 6.4% through October 31st.

Sticking to our disciplines does not mean we have not been active in looking for opportunities. The Tax Managed Series has generated attractive returns over the last year through participation in a diverse group of successful areas, including oil stocks, healthcare, defense stocks and electric utilities. We have recently added to our exposure in pharmaceutical companies, taking advantage of what we believe to be temporary issues that created attractive buying opportunities. We have also recently added to our holdings of global consumer product companies. The prices of some of these companies have been affected by issues such as the decline of the euro, which enabled us to purchase strong companies at favorable valuations. We are particularly pleased that we have been able to provide strong returns and at the same time keep taxable distributions to a minimum.

So far this year, the equity markets have experienced an unaccustomed taste of trouble. Given factors such as high oil prices, a divisive presidential election, and a slowing economy, it is highly likely that the volatility could continue. To say the least, the next few months should be interesting. While it is always important to be aware of the near-term factors driving the markets, success is ultimately dependent upon recognizing the longer-term trends. We have put ourselves in a position to succeed in a tougher, unpredictable market by focusing on value and a long-term outlook with our investments.

As  always,  we  appreciate  the  opportunity  to  serve  you.

Sincerely,

EXETER  ASSET  MANAGEMENT

Management  Discussion  and  Analysis

[graphic]
[pie  chart]

Portfolio  Composition  -  As  of  10/31/00

Chemicals  &  Allied  Products  -  22%
Crude  Petroleum  &  Natural  Gas  -  9%
Electronics  &  Electrical  Equipment  -  3%
Food  &  Kindred  Products  -  8%
Glass  Products  -  5%
Industrial  &  Commercial  Machinery  -  4%
Paper  &  Allied  Products  -  7%
Software  -  4%
Technical  Instruments  &  Supplies  -  5%
Telecommunication  Services  -  5%
Transportation  -  4%
Cash, short-term investments, and other assets, less liabilities - 5% Miscellaneous* - 19%

*  Miscellaneous

Air  Transportation
Computer  Equipment
Computer  Integrated  Systems  Design
Health  Services
Investors
Investment  Advisers
Motion  Picture  Production
National  Commercial  Banks
Non-Depository  Credit  Institutions
Primary  Metal  Industries
Restaurants
Rubber  &  Plastic  Footwear

Performance  Update  as  of  October  31,  2000

Exeter  Fund,  Inc.  -  Tax  Managed  Series



                                Total  Return
Through     Growth  of  $10,000                Average
10/31/00    Investment          Cumulative     Annual

One Year     $13,163              31.63%       31.63%
Inception 1  $23,863             138.63%       18.98%





Standard  &  Poor's  500  Total  Return



                                Total  Return
Through     Growth  of  $10,000                Average
10/31/00    Investment          Cumulative     Annual

One Year     $10,608              6.08%         6.08%
Inception 1  $26,656            166.56%        21.64%



The value of a $10,000 investment in the Exeter Fund, Inc. - Tax Managed Series from its inception (11/1/95) to present (10/31/00) as compared to the Standard and Poor's (S&P) 500 Total Return Index. 2

[graphic]
[line  chart]

Data  for  line  chart  to  follow:



           Exeter  Fund,  Inc.     Standard  &  Poor's  500
Date       Tax  Managed  Series     Total  Return  Index
11/01/95     10,000                  10,000
10/31/96     11,630                  12,408
10/31/97     15,200                  16,392
10/31/98     14,855                  19,996
10/31/99     18,129                  25,127
10/31/20     23,863                  26,656



1 The Series and Index performance are calculated from November 1, 1995, the Series' inception date. The Series' performance is historical and may not be indicative of future results.

2 The Standard & Poor's (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter Market. The Index returns assume reinvestment of income and, unlike Series returns, do not reflect any fees or expenses.

Investment  Portfolio  -  October  31,  2000





                                                                          VALUE
                                                               SHARES   (NOTE 2)
COMMON STOCK - 94.98%
AIR TRANSPORTATION - 0.96%
FedEx Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .      400  $ 18,744
                                                                        ---------

CHEMICAL & ALLIED PRODUCTS - 21.61%
  PHARMACEUTICAL PREPARATIONS - 13.85%
  American Home Products Corp.. . . . . . . . . . . . . . . .      650    41,275
  Bristol-Myers Squibb Co.. . . . . . . . . . . . . . . . . .      350    21,328
  Johnson & Johnson . . . . . . . . . . . . . . . . . . . . .      175    16,122
  Pfizer, Inc.. . . . . . . . . . . . . . . . . . . . . . . .      887    38,307
  Pharmacia Corp. . . . . . . . . . . . . . . . . . . . . . .      646    35,530
  Schering-Plough Corp. . . . . . . . . . . . . . . . . . . .      900    46,519
  Teva Pharmaceutical Industries Ltd. - ADR (Israel) (Note 7)    1,200    70,950
                                                                        ---------
                                                                         270,031
                                                                        ---------
  MISCELLANEOUS - 7.76%
  Dow Chemical Co.. . . . . . . . . . . . . . . . . . . . . .      400    12,250
  Gillette Co.. . . . . . . . . . . . . . . . . . . . . . . .      625    21,797
  PPG Industries, Inc.. . . . . . . . . . . . . . . . . . . .      275    12,272
  Procter & Gamble Co.. . . . . . . . . . . . . . . . . . . .      300    21,431
  Sherwin-Williams Co.. . . . . . . . . . . . . . . . . . . .    1,675    36,327
  Sigma-Aldrich Corp. . . . . . . . . . . . . . . . . . . . .    1,325    47,369
                                                                        ---------
                                                                         151,446
                                                                        ---------
                                                                         421,477
                                                                        ---------

COMPUTER EQUIPMENT - 2.50%
Compaq Computer Corp. . . . . . . . . . . . . . . . . . . . .    1,600    48,656
                                                                        ---------

COMPUTER INTEGRATED SYSTEMS DESIGN - 1.22%
Parametric Technology Corp.*. . . . . . . . . . . . . . . . .    1,925    23,702
                                                                        ---------

CRUDE PETROLEUM & NATURAL GAS - 9.12%
Gulf Canada Resources Ltd. - ADR* (Canada) (Note 7) . . . . .   11,000    46,750
Halliburton Co. . . . . . . . . . . . . . . . . . . . . . . .      600    22,237
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7).    3,100    82,210
Schlumberger Ltd. . . . . . . . . . . . . . . . . . . . . . .      350    26,644
                                                                        ---------
                                                                         177,841
                                                                        ---------

ELECTRONICS & ELECTRICAL EQUIPMENT - 3.17%
Koninklijke Royal Philips Electronics NV-
       ADR (Netherlands) (Note 7) . . . . . . . . . . . . . .      892    35,624
Motorola, Inc.. . . . . . . . . . . . . . . . . . . . . . . .    1,050    26,184
                                                                        ---------
                                                                          61,808
                                                                        ---------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000





                                                                   VALUE
                                                        SHARES   (NOTE 2)
                                                        -------  --------
FOOD & KINDRED PRODUCTS - 8.02%
Diageo plc - ADR (United Kingdom) (Note 7) . . . . . .      800   30,100
Flowers Industries, Inc. . . . . . . . . . . . . . . .    1,000   15,375
H.J. Heinz Co. . . . . . . . . . . . . . . . . . . . .    1,000   41,937
PepsiCo, Inc.. . . . . . . . . . . . . . . . . . . . .      300   14,531
Unilever plc - ADR (United Kingdom) (Note 7) . . . . .    1,950   54,356
                                                                 --------
                                                                  156,299
                                                                 --------

GLASS PRODUCTS - 5.30%
Corning, Inc.. . . . . . . . . . . . . . . . . . . . .    1,350  103,275
                                                                 --------

HEALTH SERVICES - 2.88%
Caremark Rx, Inc.* . . . . . . . . . . . . . . . . . .    4,500   56,250
                                                                 --------

INDUSTRIAL & COMMERCIAL MACHINERY - 4.13%
Baker Hughes, Inc. . . . . . . . . . . . . . . . . . .      275    9,453
Diebold, Inc.. . . . . . . . . . . . . . . . . . . . .      800   20,800
Minnesota Mining & Manufacturing Co. (3m). . . . . . .      350   33,819
Parker-Hannifin Corp.. . . . . . . . . . . . . . . . .      400   16,550
                                                                 --------
                                                                  80,622
                                                                 --------

INVESTMENT ADVISERS - 0.57%
Stilwell Financial, Inc. . . . . . . . . . . . . . . .      250   11,203
                                                                 --------

INVESTORS - 1.63%
Reed International plc - ADR (United Kingdom) (Note 7)      850   31,769
                                                                 --------

MOTION PICTURE PRODUCTION - 1.99%
News Corporation Ltd. - ADR (Australia) (Note 7) . . .      575   20,808
Walt Disney Co.. . . . . . . . . . . . . . . . . . . .      500   17,906
                                                                 --------
                                                                  38,714
                                                                 --------

NATIONAL COMMERCIAL BANKS - 2.92%
Bank of New York Company, Inc. . . . . . . . . . . . .      175   10,073
Chase Manhattan Corp.. . . . . . . . . . . . . . . . .      150    6,825
FleetBoston Financial Corp.. . . . . . . . . . . . . .      225    8,550
Mellon Financial Corp. . . . . . . . . . . . . . . . .      250   12,063
M & T Bank Corp. . . . . . . . . . . . . . . . . . . .      200   10,040
State Street Corp. . . . . . . . . . . . . . . . . . .       75    9,356
                                                                 --------
                                                                  56,907
                                                                 --------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.58%
MBNA Corp. . . . . . . . . . . . . . . . . . . . . . .      300   11,269
                                                                 --------


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000





                                                                      VALUE
                                                          SHARES   (NOTE 2)
                                                          -------  --------
PAPER & ALLIED PRODUCTS - 6.99%
Aracruz Celulose SA - ADR (Brazil) (Note 7). . . . . . .      950   14,250
Fort James Corp. . . . . . . . . . . . . . . . . . . . .      900   29,644
International Paper Co.. . . . . . . . . . . . . . . . .      900   32,962
Kimberly-Clark Corp. . . . . . . . . . . . . . . . . . .      900   59,400
                                                                   --------
                                                                   136,256
                                                                   --------

PRIMARY METAL INDUSTRIES - 1.08%
Phelps Dodge Corp. . . . . . . . . . . . . . . . . . . .      450   21,038
                                                                   --------

RESTAURANTS - 1.59%
McDonald's Corp. . . . . . . . . . . . . . . . . . . . .    1,000   31,000
                                                                   --------

RUBBER & PLASTIC FOOTWEAR -  1.43%
NIKE, Inc. - Class B . . . . . . . . . . . . . . . . . .      700   27,956
                                                                   --------

SOFTWARE - 3.51%
Computer Associates International, Inc.. . . . . . . . .      700   22,312
Oracle Corp.*. . . . . . . . . . . . . . . . . . . . . .    1,400   46,200
                                                                   --------
                                                                    68,512
                                                                   --------

TECHNICAL INSTRUMENTS & SUPPLIES - 5.14%
Becton, Dickinson & Co.. . . . . . . . . . . . . . . . .      700   23,450
Eastman Kodak Co.. . . . . . . . . . . . . . . . . . . .      600   26,925
Millipore Corp.. . . . . . . . . . . . . . . . . . . . .      950   49,875
                                                                   --------
                                                                   100,250
                                                                   --------

TELECOMMUNICATION SERVICES -  4.92%
SBC Communication, Inc.. . . . . . . . . . . . . . . . .      425   24,517
Telecomunicacoes Brasileiras S.A. (Telebras) -
    ADR (Brazil) (Note 7). . . . . . . . . . . . . . . .      600   43,950
Telenorte Leste Participacoes S.A. ADR (Brazil) (Note 7)       70    1,549
Verizon Communications, Inc. . . . . . . . . . . . . . .      450   26,016
                                                                   --------
                                                                    96,032
                                                                   --------

TRANSPORTATION - 3.72%
Boeing Co. . . . . . . . . . . . . . . . . . . . . . . .      550   37,297
Canadian National Railway Co. - ADR (Canada) (Note 7). .    1,100   34,650
Kansas City Southern Industries, Inc.. . . . . . . . . .       62      543
                                                                   --------
                                                                    72,490
                                                                   --------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000





                                                       VALUE
                                          SHARES    (NOTE 2)
                                        ----------  --------
TOTAL COMMON STOCK
   (Identified Cost  $1,268,711) . . .              $1,852,070
                                                    ----------

SHORT-TERM INVESTMENTS - 4.91%
Dreyfus Treasury Cash Management Fund
   (Identified Cost  $95,728). . . . .      95,728      95,728
                                                    ----------

TOTAL INVESTMENTS - 99.89%
(Identified Cost  $1,364,439). . . . .               1,947,798

OTHER ASSETS, LESS LIABILITIES - 0.11%                   2,202
                                                    ----------

NET ASSETS - 100%. . . . . . . . . . .              $1,950,000
                                                    ==========




*Non-income  producing  security
ADR  -  American  Depository  Receipt

Federal  Tax  Information:

At October 31, 2000, the net unrealized appreciation based on identified cost for federal income tax purposes of $1,364,439 was as follows:

Unrealized  appreciation                              $596,787

Unrealized  depreciation                               (13,428)
                                                      ---------

UNREALIZED  APPRECIATION  -  NET                    $  583,359
                                                     ==========

The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  ASSETS  &  LIABILITIES




October 31, 2000

ASSETS:
Investments, at value (identified cost $1,364,439)(Note 2)  $1,947,798
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,046
Dividends receivable . . . . . . . . . . . . . . . . . . .       1,542
Interest receivable. . . . . . . . . . . . . . . . . . . .         315
Receivable from investment advisor (Note 3). . . . . . . .      36,550
                                                            -----------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . .   1,987,251
                                                            -----------


LIABILITIES:

Accrued directors' fees (Note 3) . . . . . . . . . . . . .       9,337
Accrued fund accounting fees (Note 3). . . . . . . . . . .       3,979
Audit fee payable. . . . . . . . . . . . . . . . . . . . .       9,913
Registration and filing fees payable . . . . . . . . . . .       8,129
Legal fees . . . . . . . . . . . . . . . . . . . . . . . .       4,454
Other payables and accrued expenses. . . . . . . . . . . .       1,439
                                                            -----------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . .      37,251
                                                            -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . .  $1,950,000
                                                            ===========


NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . .  $      854
Additional paid-in-capital . . . . . . . . . . . . . . . .   1,371,600
Undistributed net investment income. . . . . . . . . . . .       5,660
Accumulated net realized loss on investments . . . . . . .     (11,473)
Net unrealized appreciation on investments . . . . . . . .     583,359
                                                            -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . .  $1,950,000
                                                            ===========

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE - CLASS A
   ($1,950,000/85,406 shares). . . . . . . . . . . . . . .  $    22.83
                                                            ===========





The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  OPERATIONS




FOR THE YEAR ENDED OCTOBER 31, 2000

INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $640) . . . .  $ 20,859
Interest. . . . . . . . . . . . . . . . . . . . . . .     3,600
                                                       ---------

TOTAL INVESTMENT INCOME . . . . . . . . . . . . . . .    24,459
                                                       ---------


EXPENSES:

Management fees (Note 3). . . . . . . . . . . . . . .    15,617
Fund accounting fees (Note 3) . . . . . . . . . . . .    28,805
Directors' fees (Note 3). . . . . . . . . . . . . . .     7,222
Transfer agent fees (Note 3). . . . . . . . . . . . .       374
Custodian fees. . . . . . . . . . . . . . . . . . . .     3,005
Audit fee . . . . . . . . . . . . . . . . . . . . . .     6,015
Registration and filing fees. . . . . . . . . . . . .     5,749
Miscellaneous . . . . . . . . . . . . . . . . . . . .     4,186
                                                       ---------

Total Expenses. . . . . . . . . . . . . . . . . . . .    70,973

Less Reduction of Expenses (Note 3) . . . . . . . . .   (52,167)
                                                       ---------

Net Expenses. . . . . . . . . . . . . . . . . . . . .    18,806
                                                       ---------

NET INVESTMENT INCOME . . . . . . . . . . . . . . . .     5,653
                                                       ---------


REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:

Net realized loss on investments. . . . . . . . . . .    (2,450)
Net change in unrealized appreciation on investments.   366,275
                                                       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS . . . . . . . . . . . . . . . . . .   363,825
                                                       ---------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS. . . . . . . . . . . . . . . . . .  $369,478
                                                       =========






The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENTS  OF  CHANGES




                                                         FOR THE      FOR THE
                                                          YEAR         YEAR
                                                          ENDED        ENDED
                                                        10/31/00     10/31/99
                                                       -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income . . . . . . . . . . . . . . . .  $    5,653   $    4,683
Net realized loss on investments. . . . . . . . . . .      (2,450)        (375)
Net change in unrealized appreciation on investments.     366,275      164,611
                                                       -----------  -----------

Net increase from operations. . . . . . . . . . . . .     369,478      168,919
                                                       -----------  -----------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income. . . . . . . . . . . . . .      (5,251)      (7,164)
From net realized gain on investments                       -----       (3,302)
                                                       -----------  -----------

Total distributions to shareholders . . . . . . . . .      (5,251)     (10,466)
                                                       -----------  -----------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions (Note 5)     516,827      138,747
                                                       -----------  -----------

Net increase in net assets. . . . . . . . . . . . . .     881,054      297,200

NET ASSETS:

Beginning of year . . . . . . . . . . . . . . . . . .   1,068,946      771,746
                                                       -----------  -----------

END OF YEAR (including undistributed net investment
   income of $5,660 and $5,246, respectively) . . . .  $1,950,000   $1,068,946
                                                       ===========  ===========






The  accompanying  notes  are  an  integral  part  of  the financial statements.




FINANCIAL HIGHLIGHTS



                                                       FOR THE YEAR ENDED
                                                            10/31/00         10/31/99    10/31/98    10/31/97    10/31/96
                                                      --------------------  ----------  ----------  ----------  ----------
Per share data (for a share outstanding throughout
each period):
NET ASSET VALUE - BEGINNING OF PERIOD. . . . . . . .  $             17.42   $   14.46   $   15.20   $   11.63   $   10.00
                                                      --------------------  ----------  ----------  ----------  ----------

Income from investment operations:
   Net investment income (loss)* . . . . . . . . . .                 0.07        0.08        0.10       (0.01)      (0.02)
   Net realized and unrealized gain (loss)
      on investments . . . . . . . . . . . . . . . .                 5.43        3.07       (0.44)       3.58        1.65
                                                      --------------------  ----------  ----------  ----------  ----------

Total from investment operations . . . . . . . . . .                 5.50        3.15       (0.34)       3.57        1.63
                                                      --------------------  ----------  ----------  ----------  ----------

Less distributions to shareholders:
   From net investment income. . . . . . . . . . . .                (0.09)      (0.13)         --          --          --
   From net realized gain on investments . . . . . .                   --       (0.06)      (0.40)         --          --
                                                      --------------------  ----------  ----------  ----------  ----------

Total distributions to shareholders. . . . . . . . .                (0.09)      (0.19)      (0.40)         --          --
                                                      --------------------  ----------  ----------  ----------  ----------
NET ASSET VALUE - END OF PERIOD. . . . . . . . . . .  $             22.83   $   17.42   $   14.46   $   15.20   $   11.63
                                                      ====================  ==========  ==========  ==========  ==========

Total return 1 . . . . . . . . . . . . . . . . . . .                31.63%      22.04%     (2.27%)      30.70%      16.30%

Ratios (to average net assets) / Supplemental Data:
    Expenses*. . . . . . . . . . . . . . . . . . . .                 1.20%       1.20%       1.20%       1.20%       1.20%
    Net investment income (loss)*. . . . . . . . . .                 0.36%       0.49%       0.73%     (0.09%)     (0.21%)

Portfolio turnover . . . . . . . . . . . . . . . . .                   67%         85%         65%        103%         78%

NET ASSETS - END OF PERIOD (000's omitted) . . . . .  $             1,950   $   1,069   $     772   $     524   $     224
                                                      ====================  ==========  ==========  ==========  ==========




* The investment advisor did not impose its management fee and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, and had 1996 expenses been limited to that allowed by state securities law, the net investment loss per share and the ratios would have been as follows:




Net investment income (loss) . .                      ($0.54)                ($0.54)     ($0.43)     ($0.62)     ($0.14)

Ratios (to average net assets):
   Expenses. . . . . . . . . . .                       4.54%                  3.87%       5.17%       8.08%       2.50%
   Net investment income (loss).                      (2.98%)                (2.18%)     (3.24%)     (6.97%)     (1.51%)




1  Represents  aggregate  total  return  for  the  period  indicated.



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements



1.     ORGANIZATION
Tax Managed Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to maximize long-term growth while attempting to minimize the impact of taxes on the series' total return.

The Series is authorized to issue five classes of shares (Class A, B, C, D, and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of October 31, 2000, 1.4 billion shares have been designated in total among 28 series, of which 37.5 million have been designated as Tax Managed Series Class A Common Stock.

2.     SIGNIFICANT  ACCOUNTING  POLICIES
SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses, which cannot be directly attributed, are apportioned among the Series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FEDERAL  INCOME  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code.

Notes  to  Financial  Statements

Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

At October 31, 2000, the Series, for federal income tax purposes, had a capital loss carryforward of $11,473 that will expire on or before October 31, 2008.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions  to  shareholders  of  net  investment  income  are made annually.
Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in timing of recognition of investment income or gains and losses. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ from distributions to shareholders during such period. As a result, the Series may periodically make reclassifications among its capital accounts without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

OTHER
The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


3.     TRANSACTIONS  WITH  AFFILIATES

The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc., dba Exeter Asset Management (the "Advisor"), for which the Series pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1.0% of the Series' average daily net assets.

     Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all of the series of the Fund. In addition, these Directors also receive a per meeting fee for each series of the Fund.

The Advisor has contractually agreed to waive its fee and, if necessary, pay other expenses of the Series in order to maintain total expenses for the Series at no more than 1.2% of average daily net assets each year. Accordingly, the Advisor did not impose any of its fee and assumed expenses amounting to $36,550 for the year ended October 31, 2000, which is reflected as a reduction of expenses on the Statement of Operations.

Notes  to  Financial  Statements

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024%.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective April 2000 the Advisor became the Fund's accounting services agent. For these services, the Fund pays the Advisor a fee of 0.04% of each Series' daily net assets calculated daily and payable monthly, with a minimum annual fee of $48,000 per Series plus out-of-pocket expenses. In addition, the Fund will pay the Advisor an additional annual fee of $10,000 for each additional class of a Series. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS will serve as sub-accounting services agent.

4.     PURCHASES  AND  SALES  OF  SECURITIES
For the year ended October 31, 2000, purchases and sales of securities, other than United States Government securities and short-term securities, were $1,438,871 and $1,002,121, respectively. There were no purchases or sales of United States Government securities.

5.     CAPITAL  STOCK  TRANSACTIONS
     Transactions  in  shares  of  Tax Managed Series Class A Common Stock were:




              For the Year                          For the Year
             Ended 10/31/00                        Ended 10/31/99
             ---------------                      ----------------
             Shares           Amount            Shares    Amount
             ---------------  ----------------  --------  ----------
Sold. . . .          24,831   $       533,370    31,500   $ 526,082
Reinvested.             269             5,251       703      10,466
Repurchased          (1,041)          (21,794)  (24,220)   (397,801)
             ---------------  ----------------  --------  ----------
Net change.          24,059   $       516,827     7,983   $ 138,747
             ===============  ================  ========  ==========



The Advisor owned 23,007 shares on October 31, 2000 and 22,907 shares on October 31, 1999.

6.     FINANCIAL  INSTRUMENTS
     The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on October 31, 2000.

7.     FOREIGN  SECURITIES
     Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments may be less liquid and their prices more volatile than those of securities of comparable domestic companies and the United States Government.

REPORT  OF  INDEPENDENT  ACCOUNTANTS



To  the  Board  of Directors and Shareholders of Exeter Fund, Inc. - Tax Managed
Series:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Exeter Fund, Inc.: Tax Managed Series (the "Fund") at October 31, 2000, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights of the Fund for the years ended October 31, 1998, 1997, and 1996 were audited by other independent accountants whose report dated December 4, 1998, expressed an unqualified opinion on those highlights.



PricewaterhouseCoopers  LLP
Boston,  Massachusetts
December  15,  2000

EXETER  FUND,  INC.
ANNUAL  REPORT
OCTOBER  31,  2000

DEFENSIVE  SERIES
BLENDED  ASSET  SERIES  I
BLENDED  ASSET  SERIES  II
MAXIMUM  HORIZON  SERIES

MANAGEMENT  DISCUSSION  AND  ANALYSIS

DEAR  SHAREHOLDERS:

After experiencing historic growth over the last few years, the economy has shown signs of weakness in the year 2000. It is possible that the current bull market may be running out of steam. More and more factors seem to be pointing us in that direction. Over the course of the last nine months, the stock market has scratched and clawed to get a little ahead, only to get knocked back again and again. Many of the areas that were hottest last year have weakened significantly this year, and vast numbers of investors have been severely punished by piling on the bandwagon at high prices just in time for a decline.

The bond market has had its share of volatility as well. Short rates drifted higher, but the movement away from additional short-term interest rate increases contributed to the yield declines on intermediate bonds. For bonds with long-term maturities, the downshift in economic momentum, along with the shift in Fed policy, would have pushed long rates lower if not for the political rhetoric associated with a presidential campaign. Whether we end up with tax cuts or increased spending, a slightly less favorable supply and demand environment troubled longer-term bonds. That prevented long-term interest rates from falling along with the intermediate rates in the third quarter, although long bonds remain the best-performing segment of the fixed income markets this year.

While many investors have struggled this year to stay above water, we have been able to take advantage of the difficult markets and generate some substantial returns. With the extraordinary returns in many large growth stocks in recent years, many value managers had given up on their focus and changed their style to try to take advantage of the popular growth stocks. We have been determined to stick with our long-term focus on value and now are reaping the rewards. Growth stocks took a hit this year, while value stocks improved. The Russell 3000 Growth Index is down 6.4% this year, while the Russell 3000 Value Index is up 6.4% through October 31st.

Sticking to our discipline does not mean we have not been active in looking for opportunities. All four objective-based Series have outperformed their indices in the past year due to participation in a diverse group of successful areas, comprising investments in oil stocks, healthcare, defense stocks and electric utilities. Oil stocks are a perfect example of taking advantage of a situation when the market is struggling. Everyone feels the negative affects of the oil situation in their personal lives, but a selection of oil producing, exploration and services companies have added considerable value to the portfolio. Investments in the healthcare and technology sectors are other examples of taking advantage of volatility by buying in at depressed prices. Our current position in technology can be viewed as merely a first step. Price declines have created some opportunities, but we would have to see further declines to meaningfully reduce the risk in that sector. If and when this happens, expect to see us continue to move into technology.

So far this year, the equity markets have experienced an unaccustomed taste of trouble. Given factors such as high oil prices, a divisive presidential election, and a slowing economy, it is highly likely that the volatility could continue. To say the least, the next few months should be interesting. While it is always important to be aware of the near-term factors driving the markets, success is ultimately dependent upon recognizing the longer-term trends. We have put ourselves in a position to succeed in a tougher, unpredictable market by focusing on value and a long-term outlook with our investments.

As  always,  we  appreciate  the  opportunity  to  serve  you.

Sincerely,

EXETER  ASSET  MANAGEMENT

Asset  Allocation  -  As  of  October  31,  2000

[graphic]
[pie  chart]

Data  for  pie  charts  to  follow:


Defensive  Series
Stocks  -  16.45%
Bonds  -  81.55%
Cash,  short-term  investments,  and  other  assets,  less  liabilities  - 2.00%

Blended  Asset  Series  I
Stocks  -  46.61%
Bonds  -  48.47%
Cash,  short-term  investments,  and  other  assets,  less  liabilities  - 4.92%

Blended  Asset  Series  II
Stocks  -  54.57%
Bonds  -  44.49%
Cash,  short-term  investments,  and  other  assets,  less  liabilities  - 0.94%

Maximum  Horizon  Series
Stocks  -  84.37%
Bonds  -  11.29%
Cash,  short-term  investments,  and  other  assets,  less  liabilities  - 4.34%

Performance  Update  as  of  October  31,  2000

Exeter  Fund,  Inc.  -  Defensive  Series

                                Total  Return
Through     Growth of $10,000                  Average
10/31/00    Investment          Cumulative     Annual

One Year     $11,062              10.62%       10.62%
Five Year    $13,684              36.84%        6.47%
Inception 1  $13,684              36.84%        6.47%



Lehman  Brothers  Intermediate  Bond  Index

                                Total  Return
Through     Growth of $10,000                 Average
10/31/00    Investment         Cumulative     Annual

One Year     $10,646             6.46%        6.46%
Five Year    $13,342            33.42%        5.93%
Inception 1  $13,342            33.42%        5.93%



15-85  Blended  Index

                               Total  Return
Through     Growth of $10,000                 Average
10/31/00    Investment         Cumulative     Annual

One Year     $10,668              6.68%        6.68%
Five Year    $14,934             49.34%        8.34%
Inception 1  $14,934             49.34%        8.34%




The value of a $10,000 investment in the Exeter Fund, Inc. - Defensive Series from its inception (11/1/95) to present (10/31/00) as compared to the Lehman Brothers Intermediate Bond Index and a15-85 Blended Index. 2

[graphic]
[line  chart]

Data  for  line  chart  to  follow:



            Exeter Fund, Inc.  Lehman Brothers Intermediate
Date        Defensive Series            Bond Index           15-85 Blended Index
11/01/1995  10,000             10,000                           10,000
10/31/1996  10,494             10,581                           10,847
10/31/1997  11,411             11,374                           12,052
10/31/1998  12,157             12,411                           13,398
10/31/1999  12,371             12,533                           13,999
10/31/2000  13,684             13,342                           14,934



1 Performance numbers for the Series and Indices are calculated from November 1, 1995, the Series' inception date. The Series performance is historical and may not be indicative of future results.

2 The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 3,300 corporate and government securities. The Index is comprised of investment grade securities with maturities greater than one year but less than ten years. The 15-85 Blended Index is 15% Standard & Poor's (S&P) 500 Total Return Index and 85% Lehman Brothers Intermediate Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter market. Both Indices' returns assume reinvestment of income and, unlike Series returns, do not reflect any fees or expenses.

Investment  Portfolio  -  October  31,  2000




                                                                VALUE
Defensive Series                                     SHARES   (NOTE 2)
---------------------------------------------------  -------  ---------
COMMON STOCK - 16.45%

AGRICULTURAL PRODUCTION -0.07%
Sylvan, Inc.* . . . . . . . . . . . . . . . . . . .      375  $  3,563
                                                              ---------

APPAREL - 0.43%
Adidas-Salomon AG (Germany) (Note 7). . . . . . . .      450    20,693
                                                              ---------

CHEMICAL & ALLIED PRODUCTS - 2.78%
  BIOLOGICAL PRODUCTS - 0.75%
    Cypress Bioscience, Inc.* . . . . . . . . . . .      450       591
    Sigma-Aldrich Corp. . . . . . . . . . . . . . .    1,000    35,750
                                                              ---------
                                                                36,341
                                                              ---------

  PHARMACEUTICAL PREPARATIONS - 0.95%
    Abbott Laboratories . . . . . . . . . . . . . .       25     1,320
    American Home Products Corp.. . . . . . . . . .       25     1,588
    Bausch & Lomb, Inc. . . . . . . . . . . . . . .       25       964
    Bristol-Myers Squibb Co.. . . . . . . . . . . .       25     1,523
    Merck KGaA (Germany) (Note 7) . . . . . . . . .       25       953
    Pharmacia Corp. . . . . . . . . . . . . . . . .      700    38,500
    Schering-Plough Corp. . . . . . . . . . . . . .       25     1,292
                                                              ---------
                                                                46,140
                                                              ---------

  PLASTIC MATERIALS - 1.08%
    Eastman Chemical Co.. . . . . . . . . . . . . .    1,200    51,450
    PolyOne Corp. . . . . . . . . . . . . . . . . .      100       788
                                                              ---------
                                                                52,238
                                                              ---------
                                                               134,719
                                                              ---------

COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH - 0.04%
Monsanto Co.* . . . . . . . . . . . . . . . . . . .       75     1,913
                                                              ---------

COMPUTER INTEGRATED SYSTEMS DESIGN - 0.02%
IDX Systems Corp.*. . . . . . . . . . . . . . . . .       25       800
                                                              ---------

CRUDE PETROLEUM & NATURAL GAS - 1.80%
Gulf Canada Resources Ltd. - ADR* (Canada) (Note 7)   13,600    57,800
Petroleo Brasileiro S.A. (Petrobras) -
    ADR (Brazil) (Note 7) . . . . . . . . . . . . .    1,075    28,508
Stolt Offshore S.A.* (United Kingdom) (Note 7). . .       75       895
                                                              ---------
                                                                87,203
                                                              ---------

ELECTRIC, GAS & SANITARY SERVICES - 0.89%
Allegheny Energy, Inc.. . . . . . . . . . . . . . .      300    12,281
CH Energy Group, Inc. . . . . . . . . . . . . . . .       25       984
Cinergy Corp. . . . . . . . . . . . . . . . . . . .      350    10,719





The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000





                                                            VALUE
Defensive Series                                  SHARES  (NOTE 2)
------------------------------------------------  ------  ---------
ELECTRIC, GAS & SANITARY SERVICES (continued)
Conectiv, Inc. . . . . . . . . . . . . . . . . .     500  $  8,969
FirstEnergy Corp.. . . . . . . . . . . . . . . .     400    10,350
                                                          ---------
                                                            43,303
                                                          ---------

ELECTRONICS & ELECTRICAL EQUIPMENT - 1.01%
The Carbide/Graphite Group, Inc.*. . . . . . . .     300       750
Raytheon Co. - Class A . . . . . . . . . . . . .     450    14,400
Texas Instruments, Inc.. . . . . . . . . . . . .     675    33,117
Veramark Technologies, Inc.* . . . . . . . . . .     175       481
                                                          ---------
                                                            48,748
                                                          ---------

FABRICATED METAL PRODUCTS - 0.28%
Lockheed Martin Corp.. . . . . . . . . . . . . .     350    12,548
Norddeutsche Affinerie AG (Germany) (Note 7) . .      75       762
                                                          ---------
                                                            13,310
                                                          ---------

FOOD & BEVERAGES - 1.90%
Diageo plc - ADR (United Kingdom) (Note 7) . . .     550    20,694
Earthgrains Co.. . . . . . . . . . . . . . . . .      50     1,013
Flowers Industries, Inc. . . . . . . . . . . . .      25       384
H.J. Heinz Co. . . . . . . . . . . . . . . . . .     900    37,744
Unilever plc - ADR (United Kingdom) (Note 7) . .   1,160    32,335
                                                          ---------
                                                            92,170
                                                          ---------

FRESH FRUITS & VEGETABLES - 0.01%
Fresh Del Monte Produce, Inc.* . . . . . . . . .     150       591
                                                          ---------

FURNITURE & FIXTURES - 0.02%
Hillenbrand Industries, Inc. . . . . . . . . . .      25     1,156
                                                          ---------

GENERAL SURGICAL & MEDICAL HOSPITALS - 0.13%
Apria Healthcare Group, Inc.*. . . . . . . . . .      25       500
HCA-The Healthcare Co. . . . . . . . . . . . . .      25       998
Healthsouth Corp.* . . . . . . . . . . . . . . .     225     2,700
Lincare Holdings, Inc.*. . . . . . . . . . . . .      25     1,052
Tenet Healthcare Corp.*. . . . . . . . . . . . .      25       983
                                                          ---------
                                                             6,233
                                                          ---------

GLASS PRODUCTS - 0.05%
Libbey, Inc. . . . . . . . . . . . . . . . . . .      50     1,363
Waterford Wedgwood plc (United Kingdom) (Note 7)     800       976
                                                          ---------
                                                             2,339
                                                          ---------

INDUSTRIAL & COMMERCIAL MACHINERY - 1.49%
Baker Hughes,  Inc.. . . . . . . . . . . . . . .     300    10,312
Bell & Howell Co.* . . . . . . . . . . . . . . .      50       950
Compaq Computer Corp.. . . . . . . . . . . . . .   1,200    36,492






The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000





                                                             VALUE
Defensive Series                                    SHARES  (NOTE 2)
--------------------------------------------------  ------  ---------
INDUSTRIAL & COMMERCIAL MACHINERY (continued)
Diebold, Inc.. . . . . . . . . . . . . . . . . . .     900  $ 23,400
Moog, Inc. - Class A*. . . . . . . . . . . . . . .      25       728
PSC, Inc.* . . . . . . . . . . . . . . . . . . . .      75       159
                                                            ---------
                                                              72,041
                                                            ---------

NURSING CARE FACILITIES - 0.04%
Beverly Enterprises, Inc.* . . . . . . . . . . . .     100       500
Manor Care, Inc.*. . . . . . . . . . . . . . . . .      75     1,252
                                                            ---------
                                                               1,752
                                                            ---------

PAPER & ALLIED PRODUCTS - 0.03%
Smurfit - Stone Container Corp.* . . . . . . . . .      99     1,337
                                                            ---------

PRIMARY METAL INDUSTRIES - 0.37%
Intermet Corp. . . . . . . . . . . . . . . . . . .      75       563
Phelps Dodge Corp. . . . . . . . . . . . . . . . .     300    14,025
Texas Industries, Inc. . . . . . . . . . . . . . .     150     3,497
                                                            ---------
                                                              18,085
                                                            ---------

RETAIL - 0.18%
Great Atlantic & Pacific Tea Company, Inc. . . . .      50       500
Hancock Fabrics, Inc.. . . . . . . . . . . . . . .   1,350     5,906
Omnicare, Inc. . . . . . . . . . . . . . . . . . .     100     1,750
Syms Corp.*. . . . . . . . . . . . . . . . . . . .      75       422
                                                            ---------
                                                               8,578
                                                            ---------

RUBBER & MISCELLANEOUS PLASTIC PRODUCTS - 0.00%
Applied Extrusion Technologies, Inc.*. . . . . . .     125       383
                                                            ---------

SOCIAL SERVICES - 0.05%
American Retirement Corp. *. . . . . . . . . . . .     200     1,064
Emeritus Corp.*. . . . . . . . . . . . . . . . . .      50        75
Sunrise Assisted Living, Inc. *. . . . . . . . . .      50     1,169
                                                            ---------
                                                               2,308
                                                            ---------

SOFTWARE - 0.49%
Parametric Technology Corp.* . . . . . . . . . . .   1,900    23,394
Pharmacopeia, Inc.*. . . . . . . . . . . . . . . .      25       456
                                                              23,850
                                                    ------


TECHNICAL INSTRUMENTS & SUPPLIES - 1.79%
Becton, Dickinson & Co.. . . . . . . . . . . . . .     825    27,637
Boston Scientific Corp.* . . . . . . . . . . . . .      50       797
Eastman Kodak Co.. . . . . . . . . . . . . . . . .   1,150    51,606
Getinge Industrier AB - B Shares (Sweden) (Note 7)     125     1,166
Med-Design Corp.*. . . . . . . . . . . . . . . . .      50       900




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000




                                                           SHARES/PRINCIPAL     VALUE
Defensive Series                                                AMOUNT        (NOTE 2)
---------------------------------------------------------  -----------------  ---------
TECHNICAL INSTRUMENTS & SUPPLIES (continued)
Sybron International Corp.* . . . . . . . . . . . . . . .                175  $  4,331
                                                                              ---------
                                                                                86,437
                                                                              ---------

TELECOMMUNICATION SERVICES - 0.38%
Sinclair Broadcast Group, Inc.* . . . . . . . . . . . . .                150     1,383
Telecomunicacoes Brasileiras S.A. (Telebras) -
    ADR (Brazil) (Note 7) . . . . . . . . . . . . . . . .                230    16,848
                                                                              ---------
                                                                                18,231
                                                                              ---------

TESTING LABORATORIES - 0.08%
Paradigm Geophysical Ltd.* (Israel) . . . . . . . . . . .                700     3,763
                                                                              ---------

TEXTILE MILL PRODUCTS - 0.08%
Albany International Corp. - Class A. . . . . . . . . . .                358     3,848
                                                                              ---------

TRANSPORTATION - 2.04%
  EQUIPMENT - 0.36%
    Northrop Grumman Corp.. . . . . . . . . . . . . . . .                200    16,800
    Wabtec Corp.. . . . . . . . . . . . . . . . . . . . .                 50       506
                                                                              ---------
                                                                                17,306
                                                                              ---------

  RAILROAD - 1.41%
    Burlington North Santa Fe Corp. . . . . . . . . . . .                800    21,250
    Canadian National Railway Co. - ADR (Canada) (Note 7)              1,450    45,675
    Kansas City Southern Industries, Inc. . . . . . . . .                175     1,520
                                                                              ---------
                                                                                68,445
                                                                              ---------

  WATER - 0.27%
    Trico Marine Services, Inc.*. . . . . . . . . . . . .                775    12,884
                                                                              ---------
                                                                                98,635
                                                                              ---------

TOTAL COMMON STOCK
    (Identified Cost $763,892). . . . . . . . . . . . . .                      795,989
                                                                              ---------

U.S. TREASURY SECURITIES - 73.36%

U.S. TREASURY BONDS - 6.05%
    U.S. Treasury Bond, 6.875%,  8/15/2025. . . . . . . .  $         210,000   233,901
    U.S. Treasury Bond, 6.50%, 11/15/2026 . . . . . . . .             55,000    58,814
                                                                              ---------

TOTAL U.S. TREASURY BONDS
    (Identified Cost $282,254). . . . . . . . . . . . . .                      292,715
                                                                              ---------

U.S. TREASURY NOTES - 67.31%
    U.S. Treasury Notes, 6.375%, 9/30/2001. . . . . . . .             25,000    25,012
    U.S. Treasury Notes, 7.50%, 11/15/2001. . . . . . . .             50,000    50,584
    U.S. Treasury Notes, 6.25%, 6/30/2002 . . . . . . . .            150,000   150,475




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000





                                             PRINCIPAL AMOUNT     VALUE
Defensive Series                                  /SHARES        (NOTE 2)
-------------------------------------------  -----------------  ---------
U.S. TREASURY NOTES (continued)
    U.S. Treasury Notes, 5.875%, 9/30/2002.  $         275,000  $274,619
    U.S. Treasury Notes, 6.25%, 2/15/2003 .            215,000   216,417
    U.S. Treasury Notes, 5.50%, 3/31/2003 .            190,000   188,133
    U.S. Treasury Notes, 5.875%, 2/15/2004.             75,000    74,982
    U.S. Treasury Notes, 6.00%, 8/15/2004 .            500,000   502,037
    U.S. Treasury Notes, 7.25%, 8/15/2004 .             65,000    68,016
    U.S. Treasury Notes, 6.50%, 5/15/2005 .            625,000   641,941
    U.S. Treasury Notes, 6.625%, 5/15/2007.            300,000   312,294
    U.S. Treasury Notes, 6.125%, 8/15/2007.              5,000     5,071
    U.S. Treasury Notes, 5.50%, 2/15/2008 .            240,000   234,975
    U.S. Treasury Notes, 4.75%, 11/15/2008.            550,000   511,794
                                                                ---------

TOTAL U.S. TREASURY NOTES
    (Identified Cost $3,213,418). . . . . .                    3,256,350
                                                                ---------

TOTAL U.S. TREASURY SECURITIES
    (Identified Cost $3,495,672). . . . . .                    3,549,065
                                                                ---------

U.S. GOVERNMENT AGENCIES - 8.19%
  MORTGAGE BACKED SECURITIES
    GNMA, Pool #365225, 9.00%, 11/15/2024 .             19,899    20,711
    GNMA, Pool #398655, 6.50%,   5/15/2026.             36,092    35,015
    GNMA, Pool #452826, 9.00%,   1/15/2028.             41,225    42,749
    GNMA, Pool #460820, 6.00%,   6/15/2028.             91,855    86,752
    GNMA, Pool #458983, 6.00%,   1/15/2029.            223,880   211,113
                                                                ---------

TOTAL U.S. GOVERNMENT AGENCIES
    (Identified Cost $395,203). . . . . . .                      396,340
                                                                ---------

SHORT-TERM INVESTMENTS - 0.79%
Dreyfus Treasury Cash Management Fund
    (Identified Cost $38,097) . . . . . . .             38,097    38,097
                                                                ---------

TOTAL INVESTMENTS - 98.79%
    (Identified Cost $4,692,864). . . . . .                    4,779,491

OTHER ASSETS, LESS LIABILITIES - 1.21%. . .                       58,510
                                                                ---------

NET ASSETS - 100% . . . . . . . . . . . . .                   $4,838,001
                                                              ==========



*Non-income  producing  security
ADR  =  American  Depository  Receipt


FEDERAL  TAX  INFORMATION:

At October 31, 2000, the net unrealized appreciation based on identified cost for federal income tax purposes of $4,700,130 was as follows:

Unrealized  appreciation                              $166,301

Unrealized  depreciation                               (86,940)
                                                      ---------

UNREALIZED  APPRECIATION  -  NET                     $  79,361
                                                     =========


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities  -  Defensive  Series




OCTOBER 31, 2000

ASSETS:
Investments, at value (identified cost $4,692,864)(Note 2) .  $4,779,491
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,035
Interest receivable. . . . . . . . . . . . . . . . . . . . .      68,560
Receivable for securities sold . . . . . . . . . . . . . . .       9,257
Dividends receivable . . . . . . . . . . . . . . . . . . . .         701
FOREIGN TAX RECLAIM RECEIVABLE . . . . . . . . . . . . . . .          71
Receivable from investment advisor (Note 3). . . . . . . . .      20,790
                                                              ----------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . .   4,880,905
                                                              ----------


LIABILITIES:

Accrued directors' fees (Note 3) . . . . . . . . . . . . . .       9,338
Accrued fund accounting fees (Note 3). . . . . . . . . . . .       3,417
Transfer agent fees payable (Note 3) . . . . . . . . . . . .       1,156
Audit fee payable. . . . . . . . . . . . . . . . . . . . . .      11,535
Registration and filing fees payable . . . . . . . . . . . .      10,154
Custodian fees payable . . . . . . . . . . . . . . . . . . .       1,190
Payable for securities purchased . . . . . . . . . . . . . .         480
Other payables and accrued expenses. . . . . . . . . . . . .       5,634
                                                              ----------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . .      42,904
                                                              ----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . .  $4,838,001
                                                              ==========


NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . .  $    4,336
Additional paid-in-capital . . . . . . . . . . . . . . . . .   4,503,112
Undistributed net investment income. . . . . . . . . . . . .     116,448
Accumulated net realized gain on investments . . . . . . . .     127,509
Net unrealized appreciation on investments and other assets
   and liabilities . . . . . . . . . . . . . . . . . . . . .      86,596
                                                              ----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . .  $4,838,001
                                                              ==========

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE - CLASS A
   ($4,838,001/433,566 shares) . . . . . . . . . . . . . . .  $    11.16
                                                              ==========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  -  Defensive  Series



FOR THE YEAR ENDED OCTOBER 31, 2000

INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . . . . . . .  $231,112
Dividends (net of foreign tax withheld, $528). . .    15,821
                                                    ---------

Total Investment Income. . . . . . . . . . . . . .   246,933
                                                    ---------


EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . .    38,528
Fund accounting fees (Note 3). . . . . . . . . . .    30,304
Directors' fees (Note 3) . . . . . . . . . . . . .     7,221
Transfer agent fees (Note 3) . . . . . . . . . . .     1,156
Registration and filing fees . . . . . . . . . . .    10,028
Audit fee. . . . . . . . . . . . . . . . . . . . .     9,527
Custodian fee. . . . . . . . . . . . . . . . . . .     6,017
Miscellaneous. . . . . . . . . . . . . . . . . . .     4,695
                                                    ---------

Total Expenses . . . . . . . . . . . . . . . . . .   107,476

Less Reduction of Expenses (Note 3). . . . . . . .   (59,318)
                                                    ---------

Net Expenses . . . . . . . . . . . . . . . . . . .    48,158
                                                    ---------

NET INVESTMENT INCOME. . . . . . . . . . . . . . .   198,775
                                                    ---------


REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:

Net realized gain on investments and other assets
   and liabilities . . . . . . . . . . . . . . . .   133,723
Net change in unrealized appreciation on
    investments and other assets and liabilities .   159,623

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS. . . . . . . . . . . . . . . . .   293,346
                                                    ---------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS . . . . . . . . . . . . . . . .  $492,121
                                                    =========




The  accompanying  notes  are  an  integral  part  of  the financial statements.




Statements of Changes in Net Assets - Defensive Series


                                                           FOR THE       FOR THE
                                                          YEAR ENDED    YEAR ENDED
                                                           10/31/00      10/31/99
                                                         ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . .  $   198,775   $   235,418
Net realized gain on investments. . . . . . . . . . . .      133,723        39,396
Net change in unrealized appreciation (depreciation)
    on investments. . . . . . . . . . . . . . . . . . .      159,623      (154,121)
                                                         ------------  ------------

Net increase from operations. . . . . . . . . . . . . .      492,121       120,693
                                                         ------------  ------------


DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income. . . . . . . . . . . . . . .     (194,531)     (212,396)
From net realized gain on investments . . . . . . . . .      (42,821)      (20,762)
                                                         ------------  ------------

Total distribution to shareholders. . . . . . . . . . .     (237,352)     (233,158)
                                                         ------------  ------------


CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share
   transactions (Note 5). . . . . . . . . . . . . . . .     (253,526)     (783,936)
                                                         ------------  ------------

Net increase (decrease) in net assets . . . . . . . . .        1,243      (896,401)


NET ASSETS:

Beginning of year . . . . . . . . . . . . . . . . . . .    4,836,758     5,733,159
                                                         ------------  ------------

END OF YEAR (including undistributed net investment
Income of $116,448 and $117,154, respectively). . . . .  $ 4,838,001   $ 4,836,758
                                                         ============  ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.




Financial Highlights - Defensive Series


                                                                    FOR THE YEARS ENDED
                                                                         10/31/00          10/31/99    10/31/98    10/31/97
                                                                   ---------------------  ----------  ----------  ----------

Per share data (for a share outstanding throughout each period):

NET ASSET VALUE - BEGINNING OF PERIOD . . . . . . . . . . . . . .  $              10.62   $   10.85   $   10.71   $   10.29
                                                                   ---------------------  ----------  ----------  ----------

Income from investment operations:
   Net investment income* . . . . . . . . . . . . . . . . . . . .                  0.46        0.46        0.35        0.42
   Net realized and unrealized gain on
   Investments. . . . . . . . . . . . . . . . . . . . . . . . . .                  0.62       (0.27)       0.32        0.45
                                                                   ---------------------  ----------  ----------  ----------

Total from investment operations. . . . . . . . . . . . . . . . .                  1.08        0.19        0.67        0.87
                                                                   ---------------------  ----------  ----------  ----------

Less distributions to shareholders:
   From net investment income . . . . . . . . . . . . . . . . . .                 (0.44)      (0.38)      (0.35)      (0.38)
   From net realized gain on investments. . . . . . . . . . . . .                 (0.10)      (0.04)      (0.18)      (0.07)
                                                                   ---------------------  ----------  ----------  ----------

Total distribution, to shareholders . . . . . . . . . . . . . . .                 (0.54)      (0.42)      (0.53)      (0.45)
                                                                   ---------------------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD . . . . . . . . . . . . . . . . .  $              11.16   $   10.62   $   10.85   $   10.71
                                                                   =====================  ==========  ==========  ==========

Total return1 . . . . . . . . . . . . . . . . . . . . . . . . . .                 10.62%       1.75%       6.54%       8.74%

Ratios (to average net assets) / Supplemental Data:
    Expenses* . . . . . . . . . . . . . . . . . . . . . . . . . .                  1.00%       1.00%       1.00%       1.00%
    Net investment income*. . . . . . . . . . . . . . . . . . . .                  4.13%       4.08%       4.20%       4.45%

Portfolio turnover. . . . . . . . . . . . . . . . . . . . . . . .                    33%         33%         15%         60%

NET ASSETS - END OF PERIOD (000's omitted). . . . . . . . . . . .  $              4,838   $   4,837   $   5,733   $   1,764
                                                                   =====================  ==========  ==========  ==========



Financial Highlights - Defensive Series



                                                                    10/31/96
                                                                   ----------

Per share data (for a share outstanding throughout each period):

NET ASSET VALUE - BEGINNING OF PERIOD . . . . . . . . . . . . . .  $   10.00
                                                                   ----------

Income from investment operations:
   Net investment income* . . . . . . . . . . . . . . . . . . . .       0.35
   Net realized and unrealized gain on
   Investments. . . . . . . . . . . . . . . . . . . . . . . . . .       0.14
                                                                   ----------

Total from investment operations. . . . . . . . . . . . . . . . .       0.49
                                                                   ----------

Less distributions to shareholders:
   From net investment income . . . . . . . . . . . . . . . . . .      (0.20)
   From net realized gain on investments. . . . . . . . . . . . .         --
                                                                   ----------

Total distribution, to shareholders . . . . . . . . . . . . . . .      (0.20)
                                                                   ----------

NET ASSET VALUE - END OF PERIOD . . . . . . . . . . . . . . . . .  $   10.29
                                                                   ==========

Total return1 . . . . . . . . . . . . . . . . . . . . . . . . . .       4.94%

Ratios (to average net assets) / Supplemental Data:
    Expenses* . . . . . . . . . . . . . . . . . . . . . . . . . .       1.00%
    Net investment income*. . . . . . . . . . . . . . . . . . . .       4.26%

Portfolio turnover. . . . . . . . . . . . . . . . . . . . . . . .         30%

NET ASSETS - END OF PERIOD (000's omitted). . . . . . . . . . . .  $     745
                                                                   ==========




*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, and had 1996 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:



Net investment income . . . . .  $0.32   $0.40   $0.29   $0.27   $0.23

Ratios (to average net assets):
   Expenses . . . . . . . . . .   2.23%   1.57%   1.73%   2.59%   2.50%
   Net investment income. . . .   2.90%   3.51%   3.47%   2.86%   2.76%



1  Represents  aggregate  total  return  for  the  period  indicated.


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Performance  Update  as  of  October  31,  2000

Exeter  Fund,  Inc.  -  Blended  Asset  Series  I

                              Total  Return
Through     Growth of $10,000                Average
10/31/00    Investment        Cumulative     Annual

One Year     $11,612             16.12%       16.12%
Five Year    $15,769             57.69%       9.53%
Inception 1  $18,634             86.34%       9.12%



Lehman  Brothers  Intermediate  Bond  Index

                               Total Return
Through     Growth of $10,000                 Average
10/31/00    Investment        Cumulative      Annual

One Year     $10,646              6.46%       6.46%
Five Year    $13,342             33.42%       5.93%
Inception 1  $14,788             47.88%       5.64%



30  -  70  Blended  Index
                               Total Return
Through     Growth of $10,000                 Average
10/31/00    Investment         Cumulative     Annual

One Year     $10,659              6.59%        6.59%
Five Year    $16,630             66.30%       10.70%
Inception 1  $19,507             95.07%        9.82%




The value of a $10,000 investment in the Exeter Fund, Inc. - Blended Asset Series I from its inception (9/15/93)to present (10/31/00) as compared to the Lehman Brothers Intermediate Bond Index and a 30-70 Blended Index. 2

[graphic]
[line  chart]

Data  for  line  chart  to  follow:



                                          Lehman Brothers
                   Exeter Fund, Inc.       Intermediate   30-70 Blended
Date               Blended Asset Series I   Bond Index    Index
09/15/1993          10,000                   10,000        10,000
12/31/1993          10,092                   10,032        10,081
12/31/1994          10,012                    9,838         9,986
12/31/1995          12,123                   11,347        12,151
10/31/1996          12,806                   11,728        13,040
10/31/1997          14,472                   12,606        14,965
10/31/1998          15,383                   13,755        16,937
10/31/1999          16,048                   13,891        18,300
10/31/2000          18,634                   14,788        19,507



1 Performance numbers for the Series and Indices are calculated from September 15, 1993, the Series' inception date. The Series' performance is historical and may not be indicative of future results.

2 The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 3,300 corporate and government securities. The Index is comprised of investment grade securities with maturities greater than one year but less than ten years. The 30-70 Blended Index is 30% Standard & Poor's (S&P) 500 Total Return Index and 70% Lehman Brothers Intermediate Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter market. Both Indices' returns assume reinvestment of income and, unlike Series returns, do not reflect any fees or expenses.

Investment  Portfolio  -  October  31,  2000



                                                                        VALUE
Blended Asset Series I                                       SHARES    (NOTE 2)
----------------------------------------------------------  ---------  ---------
COMMON STOCK - 46.61%
AGRICULTURAL PRODUCTION - 0.07%
Sylvan, Inc.*. . . . . . . . . . . . . . . . . . . . . . .      1,250  $ 11,875
                                                                       ---------

APPAREL - 1.71%
Adidas-Salomon AG (Germany) (Note 7) . . . . . . . . . . .      6,700   308,098
                                                                       ---------

CHEMICAL & ALLIED PRODUCTS - 9.51%
  BIOLOGICAL PRODUCTS - 3.43%
    Cypress Bioscience, Inc.*. . . . . . . . . . . . . . .      5,925     7,777
    Human Genome Sciences, Inc.* . . . . . . . . . . . . .         50     4,420
    Millennium Pharmaceuticals, Inc.*. . . . . . . . . . .        150    10,884
    Sigma-Aldrich Corp.. . . . . . . . . . . . . . . . . .     16,675   596,131
                                                                       ---------
                                                                        619,212
                                                                       ---------


  PHARMACEUTICAL PREPARATIONS - 2.87%
    Abbott Laboratories. . . . . . . . . . . . . . . . . .        275    14,523
    American Home Products Corp. . . . . . . . . . . . . .        300    19,050
    Bausch & Lomb, Inc.. . . . . . . . . . . . . . . . . .        250     9,641
    Bristol-Myers Squibb Co. . . . . . . . . . . . . . . .        400    24,375
    Merck KgaA (Germany) (Note 7). . . . . . . . . . . . .        350    13,336
    Pharmacia Corp.. . . . . . . . . . . . . . . . . . . .      7,550   415,250
    Schering-Plough Corp.. . . . . . . . . . . . . . . . .        425    21,967
                                                                       ---------
                                                                        518,142
                                                                       ---------

  PLASTIC MATERIALS - 3.21%
    Eastman Chemical Co. . . . . . . . . . . . . . . . . .     13,275   569,166
    PolyOne Corp.. . . . . . . . . . . . . . . . . . . . .      1,225     9,647
                                                                       ---------
                                                                        578,813
                                                                       ---------
                                                                      1,716,167
                                                                       ---------

COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH - 0.10%
Monsanto Co.*. . . . . . . . . . . . . . . . . . . . . . .        700    17,851
                                                                       ---------

COMPUTER INTEGRATED SYSTEMS & DESIGN - 0.08%
IDX Systems Corp.* . . . . . . . . . . . . . . . . . . . .        425    13,600
                                                                       ---------

CRUDE PETROLEUM & NATURAL GAS - 3.35%
Gulf Canada Resouces, Ltd - ADR* (Canada) (Note 7) . . . .     88,150   374,637
Petroleo Brasileiro SA (Petrobras) - ADR (Brazil) (Note 7)      8,200   217,460
Stolt Offshore SA* (United Kingdom) (Note 7) . . . . . . .      1,100    13,131
                                                                       ---------
                                                                        605,228
                                                                       ---------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000




                                                              VALUE
Blended Asset Series I                             SHARES    (NOTE 2)
------------------------------------------------  ---------  ---------
ELECTRIC, GAS & SANITARY SERVICES - 2.23%
Allegheny Energy, Inc. . . . . . . . . . . . . .      2,475  $101,320
CH Energy Group, Inc.. . . . . . . . . . . . . .        325    12,797
Cinergy Corp.. . . . . . . . . . . . . . . . . .      2,950    90,344
Conectiv, Inc. . . . . . . . . . . . . . . . . .      5,075    91,033
FirstEnergy Corp.. . . . . . . . . . . . . . . .      4,100   106,087
                                                             ---------
                                                              401,581
                                                             ---------

ELECTRONICS & ELECTRICAL EQUIPMENT - 3.13%
The Carbide/Graphite Group, Inc.*. . . . . . . .      1,175     2,937
Raytheon Co. - Class A . . . . . . . . . . . . .      6,200   198,400
Texas Instruments, Inc.. . . . . . . . . . . . .      7,300   358,156
Veramark Technologies, Inc.* . . . . . . . . . .      2,025     5,569
                                                             ---------
                                                              565,062
                                                             ---------

FABRICATED METAL PRODUCTS - 0.78%
Lockheed Martin Corp.. . . . . . . . . . . . . .      3,675   131,749
Norddeutsche Affinerie AG (Germany) (Note 7) . .        925     9,401
                                                             ---------
                                                              141,150
                                                             ---------

FOOD & KINDRED PRODUCTS - 7.28%
Diageo plc - ADR (United Kingdom) (Note 7) . . .      7,800   293,475
Earthgrains Co.. . . . . . . . . . . . . . . . .        575    11,644
Flowers Industries, Inc. . . . . . . . . . . . .        400     6,150
H.J. Heinz Co. . . . . . . . . . . . . . . . . .     13,100   549,381
Unilever plc - ADR (Note 7). . . . . . . . . . .     16,232   452,467
                                                             ---------
                                                            1,313,117
                                                             ---------

FRESH FRUIT & VEGETABLES - 0.04%
Fresh Del Monte Produce, Inc.* . . . . . . . . .      1,725     6,792
                                                             ---------

FURNITURE & FIXTURES - 0.07%
Hillenbrand Industries, Inc. . . . . . . . . . .        275    12,719
                                                             ---------

GENERAL SURGICAL & MEDICAL HOSPITALS - 0.45%
Apria Healthcare Group, Inc.*. . . . . . . . . .        300     6,000
HCA-The Healthcare Co. . . . . . . . . . . . . .        475    18,970
Healthsouth Corp.* . . . . . . . . . . . . . . .      2,600    31,200
Lincare Holdings, Inc.*. . . . . . . . . . . . .        150     6,309
Tenet Healthcare Corp.*. . . . . . . . . . . . .        500    19,656
                                                             ---------
                                                               82,135
                                                             ---------

GLASS PRODUCTS - 0.15%
Libbey, Inc. . . . . . . . . . . . . . . . . . .        500    13,625
Waterford Wedgwood plc (United Kingdom) (Note 7)     11,000    13,426
                                                             ---------
                                                               27,051
                                                             ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000






                                                                      VALUE
Blended Asset Series I                                     SHARES   (NOTE 2)
---------------------------------------------------------  -------  ---------
INDUSTRIAL & COMMERCIAL MACHINERY - 4.26%
Baker Hughes, Inc.. . . . . . . . . . . . . . . . . . . .    3,000  $103,125
Bell & Howell Co.*. . . . . . . . . . . . . . . . . . . .      625    11,875
Compaq Computer Corp. . . . . . . . . . . . . . . . . . .   12,300   374,043
Diebold, Inc. . . . . . . . . . . . . . . . . . . . . . .   10,300   267,800
Moog, Inc. - Class A* . . . . . . . . . . . . . . . . . .      300     8,737
PSC, Inc.*. . . . . . . . . . . . . . . . . . . . . . . .      975     2,072
                                                                    ---------
                                                                     767,652
                                                                    ---------

MOTION PICTURE PRODUCTION - 0.11%
Alliance Atlantis Communications Corp.* (Canada) (Note 7)    1,300    19,578
                                                                    ---------

NURSING CARE FACILITIES - 0.10%
Beverly Enterprises, Inc.*. . . . . . . . . . . . . . . .    1,300     6,500
Manor Care, Inc*. . . . . . . . . . . . . . . . . . . . .      675    11,264
                                                                    ---------
                                                                      17,764
                                                                    ---------

PAPER & ALLIED PRODUCTS - 0.13%
Smurfit-Stone Container Corp.*. . . . . . . . . . . . . .    1,782    24,057
                                                                    ---------

PRIMARY METAL INDUSTRIES - 1.24%
Intermet Corp.. . . . . . . . . . . . . . . . . . . . . .    1,100     8,250
Phelps Dodge Corp.. . . . . . . . . . . . . . . . . . . .    4,200   196,350
Texas Industries, Inc.. . . . . . . . . . . . . . . . . .      800    18,650
                                                                    ---------
                                                                     223,250
                                                                    ---------

RETAIL - 0.24%
Great Atlantic & Pacific Tea Company, Inc.. . . . . . . .      600     6,000
Hancock Fabrics, Inc. . . . . . . . . . . . . . . . . . .    2,625    11,484
Omnicare, Inc.. . . . . . . . . . . . . . . . . . . . . .    1,125    19,688
Syms Corp.* . . . . . . . . . . . . . . . . . . . . . . .    1,000     5,625
                                                                    ---------
                                                                      42,797
                                                                    ---------

RUBBER & MISCELLANEOUS PLASTIC PRODUCTS - 0.03%
Applied Extrusion Technologies, Inc.* . . . . . . . . . .    1,800     5,513
                                                                    ---------

SOCIAL SERVICES - 0.18%
American Retirement Corp.*. . . . . . . . . . . . . . . .    2,700    14,364
Emeritus Corp.* . . . . . . . . . . . . . . . . . . . . .      675     1,012
Sunrise Assisted Living, Inc.*. . . . . . . . . . . . . .      750    17,531
                                                                    ---------
                                                                      32,907
                                                                    ---------

SOFTWARE - 1.25%
Parametric Technology Corp.*. . . . . . . . . . . . . . .   18,100   222,856
Pharmacopeia, Inc.* . . . . . . . . . . . . . . . . . . .      150     2,738
                                                                    ---------
                                                                     225,594
                                                                    ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000







                                                                       VALUE
Blended Asset Series I                                      SHARES    (NOTE 2)
---------------------------------------------------------  ---------  --------
TECHNICAL INSTRUMENTS & SUPPLIES - 3.77%
Becton, Dickinson & Co. . . . . . . . . . . . . . . . . .      1,425   47,738
Boston Scientific Corp.*. . . . . . . . . . . . . . . . .        425    6,773
Eastman Kodak Co. . . . . . . . . . . . . . . . . . . . .     12,825  575,522
Getinge Industrier AB-B Shares (Sweden) (Note 7). . . . .      1,175   10,965
Med-Design Corp.* . . . . . . . . . . . . . . . . . . . .        450    8,100
Sybron International Corp.* . . . . . . . . . . . . . . .      1,275   31,556
                                                                      --------
                                                                      680,654
                                                                      --------

TELECOMMUNICATION SERVICES - 1.19%
Sinclair Broadcast Group, Inc.* . . . . . . . . . . . . .      1,700   15,672
Telecomunicacoes Brasileiras
    S.A. (Telebras ) - ADR (Brazil) (Note 7). . . . . . .      2,710  198,508
                                                                      --------
                                                                      214,180
                                                                      --------

TESTING LABORATORIES - 0.07%
Paradigm Geophysical Ltd.* (Israel) . . . . . . . . . . .      2,350   12,631
                                                                      --------

TEXTILE MILL PRODUCTS - 0.07%
Albany International Corp. - Class A* . . . . . . . . . .      1,228   13,201
                                                                      --------

TRANSPORTATION- 5.02%
  EQUIPMENT - 1.09%
    Northrop Grumman Corp.. . . . . . . . . . . . . . . .      2,250  189,000
    Wabtec Corp.. . . . . . . . . . . . . . . . . . . . .        750    7,594
                                                                      --------
                                                                      196,594
                                                                      --------

  RAILROAD - 3.69%
    Burlington Northern Santa Fe Corp.. . . . . . . . . .      9,600  255,000
    Canadian National Railway Co. - ADR (Canada) (Note 7)     12,525  394,537
    Kansas City Southern Industries, Inc. . . . . . . . .      1,875   16,289
                                                                      --------
                                                                      665,826
                                                                      --------
  WATER - 0.24%
    Trico Marine Services, Inc.*. . . . . . . . . . . . .      2,575   42,809
                                                                      --------
                                                                      905,229
                                                                      --------

TOTAL COMMON STOCK
    (Identified Cost $8,326,539). . . . . . . . . . . . .           8,407,433
                                                                      --------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000




                                             PRINCIPAL      VALUE
Blended Asset Series I                         AMOUNT     (NOTE 2)
-------------------------------------------  ----------  -----------
U.S. TREASURY SECURITIES - 44.95%
U.S. TREASURY BONDS - 17.45%
    U.S. Treasury Bond, 7.25%, 8/15/2022. .  $  390,000  $  448,586
    U.S. Treasury Bond, 7.50%, 11/15/2024 .   2,135,000   2,541,517
    U.S. Treasury Bond, 6.50%, 11/15/2026 .     135,000     144,360
    U.S. Treasury Bond, 5.50%, 8/15/2028. .      15,000      14,117
                                                         -----------

    TOTAL U.S. TREASURY BONDS
    (Identified Cost $2,880,691). . . . . .               3,148,580
                                                         -----------

U.S. TREASURY NOTES - 27.50%
    U.S. Treasury Note, 6.625%, 7/31/2001 .     950,000     951,900
    U.S. Treasury Note, 5.500%, 3/31/2003 .   1,445,000   1,430,804
    U.S. Treasury Note, 5.375%, 6/30/2003 .     750,000     740,524
    U.S. Treasury Note, 4.250%, 11/15/2003.      60,000      57,285
    U.S. Treasury Note, 5.250%, 5/15/2004 .      10,000       9,800
    U.S. Treasury Note, 6.00%, 8/15/2004. .   1,400,000   1,405,704
    U.S. Treasury Note, 6.50%, 5/15/2005. .     355,000     364,622
                                                         -----------

    TOTAL U.S. TREASURY NOTES
    (Identified Cost $4,922,013). . . . . .               4,960,639
                                                         -----------


TOTAL U.S. TREASURY SECURITIES
    (Identified Cost $7,802,704). . . . . .               8,109,219
                                                         -----------

U.S. GOVERNMENT AGENCIES - 3.52%
    MORTGAGE BACKED SECURITIES -  0.23%
    GNMA, Pool #286310, 9.00%, 2/15/2020. .      10,217      10,678
    GNMA, Pool #288873, 9.50%, 8/15/2020. .       1,731       1,818
    GNMA, Pool #385753, 9.00%, 7/15/2024. .      27,489      28,611
                                                         -----------

    TOTAL MORTGAGED BACKED SECURITIES
    (Identified Cost $40,657) . . . . . . .                  41,107
                                                         -----------

    OTHER AGENCIES - 3.29%
    Federal National Mortgage Association
      Note, 5.625%, 3/15/2001 . . . . . . .      10,000       9,961
    Federal National Mortgage Association
      Note, 5.75%, 2/15/2008. . . . . . . .      25,000      23,782
    Federal National Mortgage Association
      Note, 6.25%, 5/15/2029. . . . . . . .     600,000     560,204
                                                         -----------

    TOTAL OTHER AGENCIES
    (Identified Cost $574,591). . . . . . .                 593,947
                                                         -----------

TOTAL U.S. GOVERNMENT AGENCIES
    (Identified Cost $615,248). . . . . . .                 635,054
                                                         -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000





                                                       VALUE
Blended Asset Series I                    SHARES     (NOTE 2)
--------------------------------------  -----------  ---------
SHORT-TERM INVESTMENTS - 3.87%
Dreyfus Treasury Cash Management Fund
    (Identified Cost $698,560) . . . .      698,560  $698,560
                                                     ---------


TOTAL INVESTMENTS - 98.95%
    (Identified Cost $17,443,051). . .             17,850,266

OTHER ASSETS, LESS LIABILITIES - 1.05%                189,891
                                                     ---------

NET ASSETS - 100%. . . . . . . . . . .            $18,040,157
                                                  ===========





*Non-income  producing  security
ADR  =  American  Depository  Receipt

Federal  Tax  Information:

At October 31, 2000, the net unrealized appreciation based on identified cost for federal income tax purposes of $17,445,464 was as follows:

Unrealized appreciation         $1,470,025

Unrealized depreciation         (1,065,223)
                                -----------
UNREALIZED APPRECIATION - NET     $404,802
                                ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities  -  Blended  Asset  Series  I



OCTOBER 31, 2000

ASSETS:
Investments, at value (identified cost $17,443,051)(Note 2)  $17,850,266
Cash. . . . . . . . . . . . . . . . . . . . . . . . . . . .        9,270
Foreign currency, at value (cost $6,350). . . . . . . . . .        5,923
Interest receivable . . . . . . . . . . . . . . . . . . . .      174,230
Receivable for securities sold. . . . . . . . . . . . . . .       74,703
Dividends receivable. . . . . . . . . . . . . . . . . . . .        8,899
Foreign tax reclaims receivable . . . . . . . . . . . . . .          989
                                                             -----------


TOTAL ASSETS. . . . . . . . . . . . . . . . . . . . . . . .   18,124,280
                                                             -----------


LIABILITIES:

Accrued management fees (Note 3). . . . . . . . . . . . . .       36,375
Accrued directors' fees (Note 3). . . . . . . . . . . . . .        4,256
Accrued fund accounting fees (Note 3) . . . . . . . . . . .        3,521
Transfer agent fees payable (Note 3). . . . . . . . . . . .          366
Audit fee payable . . . . . . . . . . . . . . . . . . . . .       17,099
Payable for fund shares repurchased . . . . . . . . . . . .        4,089
Payable for securities purchased. . . . . . . . . . . . . .        3,836
Custodian fee payable . . . . . . . . . . . . . . . . . . .        3,442
Other payables and accrued expenses . . . . . . . . . . . .       11,139
                                                             -----------

TOTAL LIABILITIES . . . . . . . . . . . . . . . . . . . . .       84,123
                                                             -----------

TOTAL NET ASSETS. . . . . . . . . . . . . . . . . . . . . .  $18,040,157
                                                             ===========


NET ASSETS CONSIST OF:

Capital stock . . . . . . . . . . . . . . . . . . . . . . .  $    14,814
Additional paid-in-capital. . . . . . . . . . . . . . . . .   15,551,319
Undistributed net investment income . . . . . . . . . . . .      341,636
Accumulated net realized gain on investments and other
     assets and liabilities . . . . . . . . . . . . . . . .    1,725,675
Net unrealized appreciation on investments and other
     assets and liabilities . . . . . . . . . . . . . . . .      406,713
                                                             -----------

TOTAL NET ASSETS. . . . . . . . . . . . . . . . . . . . . .  $18,040,157
                                                             ===========

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE - CLASS A
   ($18,040,157/1,481,394 shares) . . . . . . . . . . . . .  $     12.18
                                                             ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  -  Blended  Asset  Series  I



FOR THE YEAR ENDED OCTOBER 31, 2000

INVESTMENT INCOME:
Interest. . . . . . . . . . . . . . . . . . . . . . . . .  $  743,741
Dividends (net of foreign tax withheld, $6,759) . . . . .     210,188
                                                           -----------

Total Investment Income . . . . . . . . . . . . . . . . .     953,929
                                                           -----------


EXPENSES:

Management fees (Note 3). . . . . . . . . . . . . . . . .     236,167
Fund accounting fees (Note 3) . . . . . . . . . . . . . .      30,304
Directors' fees (Note 3). . . . . . . . . . . . . . . . .       7,223
Transfer agent fees (Note 3). . . . . . . . . . . . . . .       5,667
Audit fee . . . . . . . . . . . . . . . . . . . . . . . .      17,547
Custodian fee . . . . . . . . . . . . . . . . . . . . . .      14,543
Miscellaneous . . . . . . . . . . . . . . . . . . . . . .      21,761
                                                           -----------

Total Expenses. . . . . . . . . . . . . . . . . . . . . .     333,212

Less Reduction of Expenses (Note 3) . . . . . . . . . . .     (49,793)
                                                           -----------

Net Expenses. . . . . . . . . . . . . . . . . . . . . . .     283,419
                                                           -----------

NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . .     670,510
                                                           -----------


REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:

Net realized gain on investments and other assets
    and liabilities . . . . . . . . . . . . . . . . . . .   2,145,957
Net change in unrealized depreciation on investments and
     other assets and liabilities . . . . . . . . . . . .     687,286
                                                           -----------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS . . . . . . . . . . . . . . . . . . . .   2,833,243
                                                           -----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS. . . . . . . . . . . . . . . . . . . .  $3,503,753
                                                           ===========




The  accompanying  notes  are  an  integral  part  of  the financial statements.





Statements of Changes in Net Assets - Blended Asset Series I

                                                                  FOR THE       FOR THE
                                                                YEAR ENDED     YEAR ENDED
                                                                 10/31/00       10/31/99
                                                               -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . . . .  $    670,510   $   994,885
Net realized gain on investments. . . . . . . . . . . . . . .     2,145,957       588,481
Net change in unrealized appreciation on investments. . . . .       687,286        22,061
                                                               -------------  ------------
Net increase from operations. . . . . . . . . . . . . . . . .     3,503,753     1,605,427
                                                               -------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income. . . . . . . . . . . . . . . . . .      (787,574)     (970,289)
From net realized gain on investments . . . . . . . . . . . .      (584,748)   (1,849,031)
                                                               -------------  ------------

Total distributions to shareholders . . . . . . . . . . . . .    (1,372,322)   (2,819,320)
                                                               -------------  ------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share
   transactions (Note 5). . . . . . . . . . . . . . . . . . .   (10,606,451)   (4,562,147)
                                                               -------------  ------------

Net decrease in net assets. . . . . . . . . . . . . . . . . .    (8,475,020)   (5,776,040)

NET ASSETS:

Beginning of year . . . . . . . . . . . . . . . . . . . . . .    26,515,177    32,291,217
                                                               -------------  ------------

END OF YEAR (including undistributed net investment
income of $341,636 and $526,915, respectively). . . . . . . .  $ 18,040,157   $26,515,177
                                                               =============  ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.




Financial Highlights - Blended Asset Series I

                                                                                                                  FOR THE
                                                                                                                     TEN
                                                                                                                   MONTHS
                                                       FOR THE YEARS ENDED                                          ENDED
                                                            10/31/00          10/31/99    10/31/98    10/31/97    10/31/96
                                                      ---------------------  ----------  ----------  ----------  ----------

Per share data (for a share outstanding
throughout each period):
NET ASSET VALUE - BEGINNING  OF PERIOD . . . . . . .  $              11.07   $   11.59   $   11.97   $   11.20   $   10.72
                                                      ---------------------  ----------  ----------  ----------  ----------

Income from investment operations:
   Net investment income*. . . . . . . . . . . . . .                  0.41        0.38        0.36        0.39        0.29
   Net realized and unrealized gain (loss)
      on investments . . . . . . . . . . . . . . . .                  1.30        0.22        0.35        1.01        0.31
                                                      ---------------------  ----------  ----------  ----------  ----------

Total from investment operations . . . . . . . . . .                  1.71        0.60        0.71        1.40        0.60
                                                      ---------------------  ----------  ----------  ----------  ----------

Less distributions to shareholders:
   From net investment income. . . . . . . . . . . .                 (0.35)      (0.34)      (0.33)      (0.44)      (0.09)
   In excess of net investment income. . . . . . . .                    --          --          --          --          --
   From net realized gain on investments . . . . . .                 (0.25)      (0.78)      (0.76)      (0.19)      (0.03)
                                                      ---------------------  ----------  ----------  ----------  ----------

Total distributions to shareholders. . . . . . . . .                 (0.60)      (1.12)      (1.09)      (0.63)      (0.12)
                                                      ---------------------  ----------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . . .  $              12.18   $   11.07   $   11.59   $   11.97   $   11.20
                                                      =====================  ==========  ==========  ==========  ==========

Total return 1 . . . . . . . . . . . . . . . . . . .                 16.12%       4.32%       6.29%      13.01%       5.64%

Ratios (to average net assets) / Supplemental Data:
    Expenses * . . . . . . . . . . . . . . . . . . .                  1.20%       1.20%       1.20%       1.20%     1.20%2
    Net investment income *. . . . . . . . . . . . .                  2.84%       3.09%       3.25%       3.39%     3.69%2

Portfolio turnover . . . . . . . . . . . . . . . . .                    47%         45%         60%         50%         85%

NET ASSETS - END OF PERIOD (000'S OMITTED) . . . . .  $             18,040   $  26,515   $  32,291   $  21,930   $  17,794
                                                      =====================  ==========  ==========  ==========  ==========


Financial Highlights - Blended Asset Series I


                                                       For the
                                                         Year
                                                        Ended
                                                       12/31/95
                                                      ----------

Per share data (for a share outstanding
throughout each period):
NET ASSET VALUE - BEGINNING  OF PERIOD . . . . . . .  $    9.72
                                                      ----------

Income from investment operations:
   Net investment income*. . . . . . . . . . . . . .       0.34
   Net realized and unrealized gain (loss)
      on investments . . . . . . . . . . . . . . . .       1.70
                                                      ----------

Total from investment operations . . . . . . . . . .       2.04
                                                      ----------

Less distributions to shareholders:
   From net investment income. . . . . . . . . . . .      (0.34)
   In excess of net investment income. . . . . . . .      (0.01)
   From net realized gain on investments . . . . . .      (0.69)
                                                      ----------

Total distributions to shareholders. . . . . . . . .      (1.04)
                                                      ----------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . . .  $   10.72
                                                      ==========

Total return 1 . . . . . . . . . . . . . . . . . . .      21.08%

Ratios (to average net assets) / Supplemental Data:
    Expenses * . . . . . . . . . . . . . . . . . . .       1.20%
    Net investment income *. . . . . . . . . . . . .       3.64%

Portfolio turnover . . . . . . . . . . . . . . . . .         72%

NET ASSETS - END OF PERIOD (000'S OMITTED) . . . . .  $   9,518
                                                      ==========



*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the net investment income per share and the ratios would be as follows:



Net investment income . . . . .  $0.38   $0.38   $0.35   $0.39   $  0.28  $0.31
Ratios (to average net assets):
   Expenses . . . . . . . . . .   1.41%   1.23%   1.23%   1.24%   1.31%2   1.53%
   Net investment income. . . .   2.63%   3.06%   3.22%   3.35%   3.58%2   3.31%



1  Represents  aggregate  total  return  for  the  period  indicated.
2  Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Performance  Update  as  of  October  31,  2000

Exeter  Fund,  Inc.  -  Blended  Asset  Series  II

                               Total  Return
Through     Growth of $10,000                 Average
10/31/00    Investment         Cumulative     Annual

One Year     $11,883            18.83%        18.83%
Five Year    $18,105            81.05%        12.59%
Inception 1  $23,557           135.57%        12.90%




Merrill  Lynch  Corporate/Government  Bond  Index

                              Total  Return
Through     Growth of $10,000                Average
10/31/00    Investment        Cumulative     Annual

One Year     $10,721              7.21%       7.21%
Five Year    $13,469             34.69%       6.13%
Inception 1  $14,872             48.72%       5.78%



50-50  Blended  Index

                              Total  Return
Through     Growth of $10,000                Average
10/31/00    Investment        Cumulative     Annual

One Year     $10,549             5.49%         5.49%
Five Year    $19,051            90.51%        13.74%
Inception 1  $23,204           132.04%        12.66%


Exeter Fund, Inc. - Blended Asset Series II from its inception (10/12/93) to present (10/31/00) as compared to the Merrill Lynch Corporate/Government Bond Index and a 50-50 Blended Index. 2


[graphic]
[line  chart]

Data  for  line  chart  to  follow:



                    Exeter Fund, Inc.       50-50 Blended      Merrill Lynch Corporate/
Date               Blended Asset Series II      Index          Government Bond Index
10/12/1993          10,000                    10,000             10,000
12/31/1993           9,982                    10,056              9,883
12/31/1994          10,333                     9,978              9,561
12/31/1995          13,707                    12,743             11,383
10/31/1996          15,078                    13,978             11,625
10/31/1997          18,047                    16,832             12,666
10/31/1998          17,947                    19,525             13,975
10/31/1999          19,824                    21,996             13,871
10/31/2000          23,557                    23,204             14,872




1 Performance numbers for the Series and Indices are calculated from October 12, 1993, the Series' inception date. The Series' performance is historical and may not be indicative of future results.

2 The 50-50 Blended Index is 50% Standard & Poor's (S&P) 500 Total Return Index and 50% Lehman Brothers Aggregate Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter market. The Lehman Brothers Aggregate Bond Index is a market value weighted measure of approximately 5,600 corporate, government, and mortgage backed securities. The Index is comprised of investment grade securities with maturities greater than one year. The Merrill Lynch Corporate/Government Bond Index is comprised of approximately 4,500 investment grade corporate and government securities with maturities greater than one year. The Indices' returns assume reinvestment of income and, unlike Sereis returns, do not reflect any fees or expenses.

Investment  Portfolio  -  October  31,  2000



                                                                  VALUE
Blended Asset Series II                               SHARES     (NOTE 2)
---------------------------------------------------  ---------  -----------
COMMON STOCK - 54.57%
AGRICULTURAL PRODUCTION - 0.06%
Sylvan, Inc.* . . . . . . . . . . . . . . . . . . .      5,825  $   55,338
                                                                -----------

APPAREL - 2.04%
Adidas-Salomon AG (Germany) (Note 7). . . . . . . .     39,800   1,830,193
                                                                -----------


CHEMICAL & ALLIED PRODUCTS - 10.58%
  BIOLOGICAL PRODUCTS - 3.68%
    Cypress Bioscience, Inc.* . . . . . . . . . . .     34,050      44,691
    Human Genome Sciences, Inc.*. . . . . . . . . .      7,400     654,091
    Millennium Pharmaceuticals, Inc.* . . . . . . .      6,550     475,284
    Sigma-Aldrich Corp. . . . . . . . . . . . . . .     59,400   2,123,550
                                                                -----------
                                                                 3,297,616
                                                                -----------

  PHARMACEUTICAL PREPARATIONS - 3.55%
    Abbott Laboratories . . . . . . . . . . . . . .      2,750     145,234
    American Home Products Corp.. . . . . . . . . .     13,425     852,487
    Bausch & Lomb, Inc. . . . . . . . . . . . . . .      3,250     125,328
    Bristol-Myers Squibb Co.. . . . . . . . . . . .      3,250     198,047
    Merck KGaA - (Germany) (Note 7) . . . . . . . .      3,625     138,118
    Pharmacia Corp. . . . . . . . . . . . . . . . .     29,925   1,645,875
    Schering-Plough Corp. . . . . . . . . . . . . .      1,525      78,823
                                                                -----------
                                                                 3,183,912
                                                                -----------

  PLASTIC MATERIALS - 3.35%
    Eastman Chemical Co.. . . . . . . . . . . . . .     68,175   2,923,003
    PolyOne Corp. . . . . . . . . . . . . . . . . .      9,950      78,356
                                                                -----------
                                                                 3,001,359
                                                                -----------
                                                                 9,482,887
                                                                -----------

COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH - 0.13%
Monsanto Co.* . . . . . . . . . . . . . . . . . . .      4,500     114,750
                                                                -----------

COMPUTER INTEGRATED SYSTEMS DESIGN - 0.21%
IDX Systems Corp.*. . . . . . . . . . . . . . . . .      1,375      44,000
Sabre Holdings, Corp.*. . . . . . . . . . . . . . .      2,125      71,055
Unisys Corp.* . . . . . . . . . . . . . . . . . . .      5,750      73,313
                                                                -----------
                                                                   188,368
                                                                -----------

CRUDE PETROLEUM & NATURAL GAS - 3.55%
Gulf Canada Resources Ltd. - ADR* (Canada) (Note 7)    399,450   1,697,662
Petroleo Brasileiro S.A. (Petrobras) -
    ADR (Brazil) (Note 7) . . . . . . . . . . . . .     53,800   1,426,749
Stolt Offshore S.A.* (United Kingdom) (Note 7). . .      4,950      59,091
                                                                -----------
                                                                 3,183,502
                                                                -----------



The  accompanying  notes  are  an  in integral part of the financial statements.

Investment  Portfolio  -  October  31,  2000





                                                             VALUE
Blended Asset Series II                          SHARES     (NOTE 2)
----------------------------------------------  ---------  -----------
ELECTRIC, GAS, & SANITARY SERVICES - 2.18%
Allegheny Energy, Inc. . . . . . . . . . . . .      9,300  $  380,719
Ameren Corp. . . . . . . . . . . . . . . . . .     10,825     430,294
CH Energy Group, Inc.. . . . . . . . . . . . .      1,175      46,266
Cinergy Corp.. . . . . . . . . . . . . . . . .     13,000     398,125
Conectiv, Inc. . . . . . . . . . . . . . . . .     18,100     324,669
FirstEnergy Corp.. . . . . . . . . . . . . . .     14,425     373,247
                                                           -----------
                                                            1,953,320
                                                           -----------

ELECTRONICS & ELECTRICAL EQUIPMENT - 4.20%
Altera Corp.*. . . . . . . . . . . . . . . . .     10,725     439,055
Analog Devices, Inc.*. . . . . . . . . . . . .      2,500     162,500
Broadcom Corp.*. . . . . . . . . . . . . . . .        375      83,391
The Carbide/Graphite Group, Inc.*. . . . . . .      8,175      20,438
Intel Corp.. . . . . . . . . . . . . . . . . .      2,250     101,250
Linear Technology Corp.. . . . . . . . . . . .        600      38,738
Maxim Integrated Products, Inc.* . . . . . . .      1,450      96,153
Micron Technology, Inc.* . . . . . . . . . . .        500      17,375
Motorola, Inc. . . . . . . . . . . . . . . . .      2,625      65,461
PMC - Sierra, Inc.*. . . . . . . . . . . . . .        225      38,138
Raytheon Co. - Class A . . . . . . . . . . . .     22,525     720,800
Texas Instruments, Inc.. . . . . . . . . . . .     39,125   1,919,570
Veramark Technologies, Inc.* . . . . . . . . .     11,700      32,175
Xilinx, Inc.*. . . . . . . . . . . . . . . . .        475      34,408
                                                           -----------
                                                            3,769,452
                                                           -----------

FABRICATED METAL PRODUCTS - 1.05%
Lockheed Martin Corp.. . . . . . . . . . . . .     24,725     886,391
Norddeutsche Affinerie AG - (Germany) (Note 7)      5,225      53,103
                                                           -----------
                                                              939,494
                                                           -----------

FOOD & KINDRED PRODUCTS - 6.42%
Diageo plc - ADR (United Kingdom) (Note 7) . .     28,900   1,087,363
Earthgrains Co.. . . . . . . . . . . . . . . .      3,575      72,394
Flowers Industries, Inc. . . . . . . . . . . .      1,825      28,059
H.J. Heinz Co. . . . . . . . . . . . . . . . .     42,025   1,762,423
Unilever plc - ADR (United Kingdom) (Note 7) .    100,626   2,804,950
                                                           -----------
                                                            5,755,189
                                                           -----------

FRESH FRUIT & VEGETABLES- 0.05%
Fresh Del Monte Produce, Inc.* . . . . . . . .     10,575      41,639
                                                           -----------

FURNITURE & FIXTURES - 0.11%
Hillenbrand Industries, Inc. . . . . . . . . .      2,075      95,969
                                                           -----------



The  accompanying  notes  are  an  in integral part of the financial statements.

Investment  Portfolio  -  October  31,  2000






                                                                       VALUE
Blended Asset Series II                                    SHARES     (NOTE 2)
--------------------------------------------------------  ---------  -----------
GLASS PRODUCTS - 0.17%
Libbey, Inc. . . . . . . . . . . . . . . . . . . . . . .      2,750  $   74,937
Waterford Wedgwood plc (United Kingdom) (Note 7) . . . .     64,000      78,114
                                                                     -----------
                                                                        153,051
                                                                     -----------

GENERAL SURGICAL & MEDICAL HOSPITALS - 0.36%
Apria Healthcare Group, Inc.*. . . . . . . . . . . . . .      1,850      37,000
HCA-The Healthcare Co. . . . . . . . . . . . . . . . . .      1,625      64,898
Healthsouth Corp.* . . . . . . . . . . . . . . . . . . .      9,575     114,900
Lincare Holdings, Inc.*. . . . . . . . . . . . . . . . .        975      41,011
Tenet Healthcare Corp.*. . . . . . . . . . . . . . . . .      1,750      68,797
                                                                     -----------
                                                                        326,606
                                                                     -----------

INDUSTRIAL & COMMERCIAL MACHINERY - 5.86%
Applied Materials, Inc.* . . . . . . . . . . . . . . . .        675      35,859
Baker Hughes, Inc. . . . . . . . . . . . . . . . . . . .     13,225     454,609
Bell & Howell Co.* . . . . . . . . . . . . . . . . . . .      3,325      63,175
Brocade Communications Systems, Inc.*. . . . . . . . . .      1,700     386,537
Cisco Systems, Inc.* . . . . . . . . . . . . . . . . . .      1,000      53,875
Compaq Computer Corp.. . . . . . . . . . . . . . . . . .     78,950   2,400,870
Dell Computer Corp.* . . . . . . . . . . . . . . . . . .        925      27,288
Diebold, Inc.. . . . . . . . . . . . . . . . . . . . . .     47,000   1,222,000
EMC Corp.* . . . . . . . . . . . . . . . . . . . . . . .        575      51,211
Hewlett-Packard Corp.. . . . . . . . . . . . . . . . . .        450      20,897
Lexmark International, Inc.* . . . . . . . . . . . . . .      8,375     343,375
Moog, Inc. - Class A*. . . . . . . . . . . . . . . . . .      1,025      29,853
PSC, Inc.* . . . . . . . . . . . . . . . . . . . . . . .      8,375      17,797
Sun Microsystems, Inc.*. . . . . . . . . . . . . . . . .      1,325     146,909
                                                                     -----------
                                                                      5,254,255
                                                                     -----------

MOTION PICTURE PRODUCTIONS - 0.07%
Alliance Atlantis Communications Corp.* (Canada)(Note 7)      4,300      64,758
                                                                     -----------

NURSING CARE FACILITIES - 0.08%
Manor Care, Inc.*. . . . . . . . . . . . . . . . . . . .      4,325      72,173
                                                                     -----------

PAPER & ALLIED PRODUCTS - 0.95%
Aracruz Celulose SA - ADR (Brazil) (Note 7). . . . . . .     50,250     753,750
Smurfit-Stone Container Corp.* . . . . . . . . . . . . .      7,364      99,414
                                                                     -----------
                                                                        853,164
                                                                     -----------



The  accompanying  notes  are  an  in integral part of the financial statements.

Investment  Portfolio  -  October  31,  2000





                                                                      VALUE
Blended Asset Series II                                  SHARES     (NOTE 2)
------------------------------------------------------  ---------  -----------
PRIMARY METAL INDUSTRIES -  0.77%
Intermet Corp. . . . . . . . . . . . . . . . . . . . .      5,375  $   40,312
Phelps Dodge Corp. . . . . . . . . . . . . . . . . . .     12,025     562,169
Texas Industries, Inc. . . . . . . . . . . . . . . . .      3,650      85,091
                                                                   -----------
                                                                      687,572
                                                                   -----------

PUBLISHING -  0.84%
Reed International plc - ADR (United Kingdom) (Note 7)     20,300     758,713
                                                                   -----------

RETAIL SPECIALTY STORES - 0.31%
Amazon.com, Inc.*. . . . . . . . . . . . . . . . . . .      1,575      57,684
Great Atlantic & Pacific Tea Company, Inc. . . . . . .      3,400      34,000
Hancock Fabrics, Inc.. . . . . . . . . . . . . . . . .     15,300      66,937
Omnicare, Inc. . . . . . . . . . . . . . . . . . . . .      5,450      95,375
Syms Corp.*. . . . . . . . . . . . . . . . . . . . . .      4,600      25,875
                                                                   -----------
                                                                      279,871
                                                                   -----------

RUBBER & MISCELLANEOUS PLASTIC PRODUCTS - 0.03%
Applied Extrusion Technologies, Inc.*. . . . . . . . .      8,875      27,180
                                                                   -----------

SOCIAL SERVICES - 0.11%
American Retirement Corp.* . . . . . . . . . . . . . .      8,650      46,018
Emeritus Corp.*. . . . . . . . . . . . . . . . . . . .      2,400       3,600
Sunrise Assisted Living, Inc.* . . . . . . . . . . . .      2,250      52,594
                                                                   -----------
                                                                      102,212
                                                                   -----------

SOFTWARE- 3.76%
Checkpoint Systems, Inc.*. . . . . . . . . . . . . . .        450      71,269
Computer Associates International, Inc.. . . . . . . .      4,525     144,234
Electronic Data Systems Corp.. . . . . . . . . . . . .      1,350      63,366
J.D. Edwards & Co.*. . . . . . . . . . . . . . . . . .      1,275      32,991
Microsoft Corp.* . . . . . . . . . . . . . . . . . . .      1,125      77,484
Oracle Corp.*. . . . . . . . . . . . . . . . . . . . .      1,250      41,250
Parametric Technology Corp.* . . . . . . . . . . . . .    218,275   2,687,511
Pharmacopeia, Inc.*. . . . . . . . . . . . . . . . . .        575      10,494
Siebel Systems, Inc.*. . . . . . . . . . . . . . . . .      1,850     194,134
Veritas Software Corp.*. . . . . . . . . . . . . . . .        350      49,355
                                                                   -----------
                                                                    3,372,088
                                                                   -----------

TECHNICAL INSTRUMENTS & SUPPLIES - 4.63%
Becton, Dickinson & Co.. . . . . . . . . . . . . . . .     24,075     806,512
Boston Scientific Corp.* . . . . . . . . . . . . . . .      2,600      41,437
Eastman Kodak Co.. . . . . . . . . . . . . . . . . . .     68,425   3,070,572
Getinge Industrier AB - B Shares (Sweden) (Note 7) . .      7,450      69,521
KLA Tenor Corp.* . . . . . . . . . . . . . . . . . . .        300      10,144




The  accompanying  notes  are  an  in integral part of the financial statements.

Investment  Portfolio  -  October  31,  2000







                                                                         VALUE
Blended Asset Series II                                      SHARES     (NOTE 2)
---------------------------------------------------------  ----------  -----------
TECHNICAL INSTRUMENTS & SUPPLIES (continued)
Med-Design Corp.* . . . . . . . . . . . . . . . . . . . .       1,925  $   34,650
Sybron International Corp.* . . . . . . . . . . . . . . .       4,750     117,563
                                                                       -----------
                                                                        4,150,399
                                                                       -----------

TELECOMMUNICATION SERVICES - 1.25%
AT&T Corp.. . . . . . . . . . . . . . . . . . . . . . . .       3,525      81,736
Rogers Communications, Inc. - Class B (Canada). . . . . .         950      18,525
Sinclair Broadcast Group, Inc.* . . . . . . . . . . . . .      11,850     109,242
Sprint Corp.. . . . . . . . . . . . . . . . . . . . . . .         775      19,763
Telecomunicacoes Brasileiras S.A. (Telebras) -
    ADR (Brazil)  (Note 7). . . . . . . . . . . . . . . .      11,680     855,560
Verizon Communications. . . . . . . . . . . . . . . . . .         300      17,344
WorldCom, Inc.* . . . . . . . . . . . . . . . . . . . . .         775      18,406
                                                                       -----------
                                                                        1,120,576
                                                                       -----------

TESTING LABORATORIES - 0.08%
marchFirst, Inc*. . . . . . . . . . . . . . . . . . . . .       2,900      16,856
Paradigm Geophysical Ltd.* (Israel) . . . . . . . . . . .       9,950      53,481
                                                                       -----------
                                                                           70,337
                                                                       -----------

TEXTILE MILL PRODUCTS - 0.07%
Albany International Corp. - Class A* . . . . . . . . . .       5,715      61,436
                                                                       -----------

TRANSPORTATION  - 4.65%
  EQUIPMENT - 0.99%
    Northrop Grumman Corp.. . . . . . . . . . . . . . . .      10,100     848,400
    Wabtec Corp.. . . . . . . . . . . . . . . . . . . . .       4,325      43,791
                                                                       -----------
                                                                          892,191
                                                                       -----------
  RAILROAD - 3.45%
    Burlington Northern Santa Fe Corp.. . . . . . . . . .      59,100   1,569,844
    Canadian National Railway Co. - ADR (Canada) (Note 7)      45,275   1,426,162
    Kansas City Southern Industries, Inc. . . . . . . . .      11,275      97,952
                                                                       -----------
                                                                        3,093,958
                                                                       -----------

  WATER - 0.21%
    Trico Marine Services, Inc.*. . . . . . . . . . . . .      11,175     185,784
                                                                       -----------
                                                                        4,171,933
                                                                       -----------

TOTAL COMMON STOCK
    (Identified Cost $47,510,412) . . . . . . . . . . . .              48,936,425
                                                                       -----------




The  accompanying  notes  are  an  in integral part of the financial statements.

Investment  Portfolio  -  October  31,  2000




                                          PRINCIPAL
                                           AMOUNT/       VALUE
Blended Asset Series II                    SHARES       (NOTE 2)
---------------------------------------  -----------  ------------

U.S. TREASURY SECURITIES - 40.78%

U.S. TREASURY BONDS - 19.86%
U.S. Treasury Bond, 6.875%, 8/15/2025 .  $   330,000  $   367,558
U.S. Treasury Bond, 6.50%, 11/15/2026 .      440,000      470,508
U.S. Treasury Bond, 5.50%, 8/15/2028. .   18,035,000   16,973,135
                                                      ------------

TOTAL U.S. TREASURY BONDS
    (Identified Cost $16,700,376) . . .                17,811,201
                                                      ------------

U.S. TREASURY NOTES - 20.92%
U.S. Treasury Note, 6.375%, 6/30/2002 .    2,000,000    2,009,060
U.S. Treasury Note, 5.875%, 11/15/2004.    7,000,000    7,002,555
U.S. Treasury Note, 6.50%, 5/15/2005. .      105,000      107,846
U.S. Treasury Note, 6.75%, 5/15/2005. .    9,300,000    9,641,487
                                                      ------------

TOTAL U.S. TREASURY NOTES
    (Identified Cost $18,554,881) . . .                18,760,948
                                                      ------------

TOTAL U.S. TREASURY SECURITIES
    (Identified Cost $35,255,257) . . .                36,572,149
                                                      ------------

U.S. GOVERNMENT AGENCIES - 3.71%
Federal National Mortgage Association
    Note, 5.25%, 1/15/2003. . . . . . .      165,000      161,000
Federal National Mortgage Association
    Note, 5.75%, 2/15/2008. . . . . . .      185,000      175,991
Federal National Mortgage Association
    Note, 6.625%, 9/15/2009 . . . . . .    3,000,000    2,987,919
                                                      ------------

TOTAL U.S. GOVERNMENT AGENCIES
    (Identified Cost $3,227,688). . . .                 3,324,910
                                                      ------------

SHORT-TERM INVESTMENTS - 0.15%
Dreyfus Treasury Cash Management Fund
    (Identified Cost $130,244). . . . .      130,244      130,244
                                                      ------------

TOTAL INVESTMENTS - 99.21%
    (Identified Cost $86,123,601) . . .                88,963,728

OTHER ASSETS, LESS LIABILTIES - 0.79% .                   708,084
                                                      ------------

NET ASSETS - 100% . . . . . . . . . . .               $89,671,812
                                                      ===========





*Non-income  producing  security
ADR  =  American  Depository  Receipt

FEDERAL  TAX  INFORMATION:

At October 31, 2000, the net unrealized appreciation based on identified cost for federal income tax purposes of $86,141,224 was as follows:


Unrealized appreciation           $7,138,607

Unrealized depreciation           (4,316,103)
                                 -----------

UNREALIZED APPRECIATION - NET     $2,822,504
                                  ==========


The  accompanying  notes  are  an  integral  part  of  the financial statements.




STATEMENT OF ASSETS AND LIABILITIES - BLENDED ASSET SERIES II

OCTOBER 31, 2000

ASSETS:
Investments, at value (identified cost $86,123,601)(Note 2). .  $88,963,728
CASH . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          152
FOREIGN CURRENCY, AT VALUE (COST, $21,420) . . . . . . . . . .       19,956
Receivable for securities sold . . . . . . . . . . . . . . . .       31,498
Interest receivable. . . . . . . . . . . . . . . . . . . . . .      797,804
Dividends receivable . . . . . . . . . . . . . . . . . . . . .       35,562
Foreign tax reclaims receivable. . . . . . . . . . . . . . . .        3,403
                                                                -----------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .   89,852,103
                                                                -----------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . .       94,636
Accrued directors' fees (Note 3) . . . . . . . . . . . . . . .        4,256
Accrued fund accounting fees (Note 3). . . . . . . . . . . . .        3,434
Transfer agent fees payable (Note 3) . . . . . . . . . . . . .        1,781
Payable for securities purchased . . . . . . . . . . . . . . .       23,975
Payable for fund shares repurchased. . . . . . . . . . . . . .       15,554
Audit fee payable. . . . . . . . . . . . . . . . . . . . . . .       12,899
Registration and filing fee payable. . . . . . . . . . . . . .        8,769
Custodian fee payable. . . . . . . . . . . . . . . . . . . . .        4,263
Other payables and accrued expenses. . . . . . . . . . . . . .       10,724
                                                                -----------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . .      180,291
                                                                -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .  $89,671,812
                                                                ===========


NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . .  $    63,911
Additional paid-in-capital . . . . . . . . . . . . . . . . . .   80,661,397
Undistributed net investment income. . . . . . . . . . . . . .    1,193,494
Accumulated net realized gain on investments . . . . . . . . .    4,914,611
Net unrealized appreciation on investments and other assets
     and liabilities . . . . . . . . . . . . . . . . . . . . .    2,838,399
                                                                -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .   89,671,812
                                                                ===========

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE - CLASS A
   ($89,671,812/6,391,112 shares). . . . . . . . . . . . . . .  $     14.03
                                                                ===========




The  accompanying  notes  are  an  integral  part  of  the financial statements.




STATEMENT OF OPERATIONS - BLENDED ASSET SERIES II

FOR THE YEAR ENDED OCTOBER 31, 2000

INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 1,773,457
Dividends (net of foreign taxes withheld, $24,251) . . . . . . . . . .      702,506
                                                                        -----------

Total Investment Income. . . . . . . . . . . . . . . . . . . . . . . .    2,475,963
                                                                        -----------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . . . . . . . . . . .      661,336
Fund accounting fees (Note 3). . . . . . . . . . . . . . . . . . . . .       29,804
Directors' fees (Note 3) . . . . . . . . . . . . . . . . . . . . . . .        7,221
Transfer agent fees (Note 3) . . . . . . . . . . . . . . . . . . . . .       15,872
Custodian fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       25,569
Audit fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       19,553
Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       33,897
                                                                        -----------

Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .      793,252
                                                                        -----------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . .    1,682,711
                                                                        -----------



REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments  and other assets . . . . . . . . . .    5,116,460
Net change in unrealized appreciation on investments and other assets.    4,917,050
                                                                        -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS. . . . . . . . . . . .   10,033,510
                                                                        -----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . .  $11,716,221
                                                                        ===========






The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS  -  BLENDED  ASSET  SERIES  II





                                                         FOR THE       FOR THE
                                                           YEAR          YEAR
                                                          ENDED         ENDED
                                                         10/31/00      10/31/99
                                                       ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:

Net investment income . . . . . . . . . . . . . . . .  $ 1,682,711   $ 1,716,248
Net realized gain on investments. . . . . . . . . . .    5,116,460     3,482,912
Net change in unrealized appreciation on investments.    4,917,050     1,892,935
                                                       ------------  ------------

NET INCREASE FROM OPERATIONS. . . . . . . . . . . . .   11,716,221     7,092,095
                                                       ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income. . . . . . . . . . . . . .   (1,371,730)   (1,640,967)
From net realized gain on investments . . . . . . . .   (3,441,044)   (4,195,324)
                                                       ------------  ------------

Total distributions to shareholders . . . . . . . . .   (4,812,774)   (5,836,291)
                                                       ------------  ------------

CAPITAL STOCK ISSUED AND REPURCHASED:
Net increase (decrease) from capital
   share transactions (Note 5). . . . . . . . . . . .   17,563,619    (2,024,080)
                                                       ------------  ------------

Net increase (decrease) in net assets . . . . . . . .   24,467,066      (768,276)

NET ASSETS:

Beginning of year . . . . . . . . . . . . . . . . . .   65,204,746    65,973,022
                                                       ------------  ------------

END OF YEAR (including undistributed net investment
    income of $1,193,494 and $873,829, respectively).  $89,671,812   $65,204,746
                                                       ============  ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.




Financial Highlights - Blended Asset Series II

                                                                                                                    FOR THE
                                                                                                                     TEN
                                                                                                                  MONTHS
                                                       FOR THE YEARS ENDED                                        ENDED
                                                            10/31/00          10/31/99    10/31/98    10/31/97    10/31/96
                                                      ---------------------  ----------  ----------  ----------  ----------

Per share data (for a share outstanding
throughout each period):
NET ASSET VALUE - BEGINNING OF PERIOD. . . . . . . .  $              12.74   $   12.60   $   14.69   $   13.04   $   11.95
                                                      ---------------------  ----------  ----------  ----------  ----------

Income from investment operations:
   Net investment income . . . . . . . . . . . . . .                  0.29        0.33        0.31        0.32       0.23*
   Net realized and unrealized gain (loss)
      on investments . . . . . . . . . . . . . . . .                  1.97        0.92       (0.38)       2.13        0.96
                                                      ---------------------  ----------  ----------  ----------  ----------

Total from investment operations . . . . . . . . . .                  2.26        1.25       (0.07)       2.45        1.19
                                                      ---------------------  ----------  ----------  ----------  ----------

Less distributions to shareholders:
   From net investment income. . . . . . . . . . . .                 (0.28)      (0.31)      (0.29)      (0.39)      (0.04)
   From net realized gain on investments . . . . . .                 (0.69)      (0.80)      (1.73)      (0.41)      (0.06)
                                                      ---------------------  ----------  ----------  ----------  ----------

Total distributions to shareholders. . . . . . . . .                 (0.97)      (1.11)      (2.02)      (0.80)      (0.10)
                                                      ---------------------  ----------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . . .  $              14.03   $   12.74   $   12.60   $   14.69   $   13.04
                                                      =====================  ==========  ==========  ==========  ==========

Total return1. . . . . . . . . . . . . . . . . . . .                 18.83%      10.46%     (0.56%)      19.69%      10.01%

Ratios (to average net assets) / Supplemental Data:
    Expenses . . . . . . . . . . . . . . . . . . . .                  1.20%       1.15%       1.15%       1.15%    1.20%2*
    Net investment income. . . . . . . . . . . . . .                  2.55%       2.44%       2.45%       2.45%    2.51%2*

Portfolio turnover . . . . . . . . . . . . . . . . .                    95%         78%         61%         63%         57%

NET ASSETS - END OF PERIOD (000's omitted) . . . . .  $             89,672   $  65,205   $  65,973   $  50,922   $  32,999
                                                      =====================  ==========  ==========  ==========  ==========


Financial Highlights - Blended Asset Series II

                                                      For the
                                                        Year
                                                        Ended
                                                       12/31/95
                                                      ----------

Per share data (for a share outstanding
throughout each period):
NET ASSET VALUE - BEGINNING OF PERIOD. . . . . . . .  $   10.12
                                                      ----------

Income from investment operations:
   Net investment income . . . . . . . . . . . . . .      0.24*
   Net realized and unrealized gain (loss)
      on investments . . . . . . . . . . . . . . . .       3.05
                                                      ----------

Total from investment operations . . . . . . . . . .       3.29
                                                      ----------

Less distributions to shareholders:
   From net investment income. . . . . . . . . . . .      (0.24)
   From net realized gain on investments . . . . . .      (1.22)
                                                      ----------

Total distributions to shareholders. . . . . . . . .      (1.46)
                                                      ----------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . . .  $   11.95
                                                      ==========

Total return1. . . . . . . . . . . . . . . . . . . .      32.64%

Ratios (to average net assets) / Supplemental Data:
    Expenses . . . . . . . . . . . . . . . . . . . .     1.20%*
    Net investment income. . . . . . . . . . . . . .     2.53%*

Portfolio turnover . . . . . . . . . . . . . . . . .         63%

NET ASSETS - END OF PERIOD (000's omitted) . . . . .  $  20,519
                                                      ==========




* The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the net investment income per share and the ratios would have been as follows:










Net investment income . . . . .  N/A  N/A  N/A  N/A  $  0.23  $0.23
Ratios (to average net assets):
   Expenses . . . . . . . . . .  N/A  N/A  N/A  N/A   1.22%2   1.33%
   Net investment income. . . .  N/A  N/A  N/A  N/A   2.49%2   2.40%




1.     Represents  aggregate  total  return  for  the  period  indicated.
2.     Annualized.


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Performance  Update  as  of  October  31,  2000

Exeter  Fund,  Inc.  -  Maximum  Horizon  Series

                              Total  Return
Through     Growth of $10,000                 Average
10/31/00    Investment         Cumulative     Annual

One Year     $12,835            28.35%        28.35%
Five Year    $22,263           122.63%        17.34%
Inception 1  $22,263           122.63%        17.34%


Standard  &  Poor's  500  Total  Return  Index

                               Total  Return
Through     Growth of $10,000                 Average
10/31/00    Investment         Cumulative     Annual

One Year     $10,608             6.08%         6.08%
Five Year    $26,656           166.56%        21.64%
Inception 1  $26,656           166.56%        21.64%




Value  Line  Index

                              Total  Return
Through     Growth of $10,000                Average
10/31/00    Investment        Cumulative     Annual

One Year     $9,896            -1.04%        -1.04%
Five Year    $12,866           28.66%         5.16%
Inception 1  $12,866           28.66%         5.16%

The value of a $10,000 investment in the Exeter Fund, Inc. - Maximum Horizon Series from its inception (11/1/95) to present (10/31/00) as compared to the Standard & Poor's (S&P) 500 Total Return Index and the Value Line Index. 2

[graphic]
[line  chart]

Data  for  line  chart  to  follow:



              Exeter Fund, Inc.     Standard & Poor's 500
Date        Maximum Horizon Series   Total Return Index    Value Line Index
11/01/1995                  10,000                 10,000            10,000
10/31/1996                  11,521                 12,408            11,198
10/31/1997                  14,604                 16,392            13,998
10/31/1998                  13,730                 19,996            12,805
10/31/1999                  17,345                 25,127            13,001
10/31/2000                  22,263                 26,656            12,866





1 The Series and Index performance are calculated from November 1, 1995, the Series' inception date. The Series' performance is historical and may not be indicative of future results.

2 The Standard & Poor's (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of approximately 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter market. The Index returns assume reinvestment of income and, unlike Fund returns, do not reflect any fees or expenses. The Value Line Index is an unmanaged index that consists of approximately 1700 securities that are traded on the New York Stock Exchange, the NASDAQ Stock Market, and the American Stock Exchange. The Index returns are based on a geometric average of relative price changes of the component stocks and do not include income, and unlike Series returns, do not reflect any fees or expenses.

Investment  Portfolio  -  October  31,  2000



                                                                VALUE
Maximum Horizon Series                               SHARES    (NOTE 2)
--------------------------------------------------  ---------  ---------
COMMON STOCK - 84.37%
AGRICULTURAL PRODUCTION - 0.10%
Sylvan, Inc.*. . . . . . . . . . . . . . . . . . .      3,250  $ 30,875
                                                               ---------

APPAREL - 2.16%
Adidas - Solomon AG (Germany) (Note 7) . . . . . .     14,100   648,385
                                                               ---------

CHEMICAL & ALLIED PRODUCTS - 17.39%
  BIOLOGICAL PRODUCTS - 9.50%
    Cypress Bioscience, Inc.*. . . . . . . . . . .     17,300    22,706
    FMC Corp.. . . . . . . . . . . . . . . . . . .     10,300   782,800
    Gillette Co. . . . . . . . . . . . . . . . . .     18,000   627,750
    Human Genome Sciences, Inc.* . . . . . . . . .        100     8,839
    Millennium Pharmaceuticals, Inc.*. . . . . . .        300    21,769
    Procter & Gamble Co. . . . . . . . . . . . . .      8,800   628,650
    Sigma-Aldrich Corp.. . . . . . . . . . . . . .     21,200   757,900
                                                               ---------
                                                              2,850,414
                                                               ---------

  PHARMACEUTICAL PREPARATIONS - 4.08%
    Abbott Laboratories. . . . . . . . . . . . . .        425    22,445
    American Home Products Corp. . . . . . . . . .      4,850   307,975
    Bausch & Lomb, Inc.. . . . . . . . . . . . . .        500    19,281
    Bristol-Myers Squibb Co. . . . . . . . . . . .        775    47,227
    Merck KGaA (Germany) (Note 7). . . . . . . . .        450    17,146
    Pfizer, Inc. . . . . . . . . . . . . . . . . .      4,500   194,344
    Pharmacia Corp.. . . . . . . . . . . . . . . .     10,475   576,125
    Schering-Plough Corp.. . . . . . . . . . . . .        750    38,766
                                                               ---------
                                                              1,223,309
                                                               ---------

  PAINTS & ALLIED PRODUCTS - 1.68%
    Sherwin-Williams Co. . . . . . . . . . . . . .     23,200   503,150
                                                               ---------

  PLASTIC MATERIALS - 2.13%
    Eastman Chemical Co. . . . . . . . . . . . . .     14,275   612,041
    PolyOne Corp.. . . . . . . . . . . . . . . . .      3,575    28,153
                                                               ---------
                                                                640,194
                                                               ---------
                                                              5,217,067
                                                               ---------

COMMERCIAL, PHYSICAL & BIOLOGICAL RESEARCH - 0.15%
Monsanto Co.*. . . . . . . . . . . . . . . . . . .      1,725    43,988
                                                               ---------

COMPUTER INTEGRATED SYSTEMS - 0.19%
IDX Systems Corp.* . . . . . . . . . . . . . . . .        700    22,400
Sabre Holdings Corp.*. . . . . . . . . . . . . . .        525    17,555
Unisys Corp.*. . . . . . . . . . . . . . . . . . .      1,325    16,894
                                                               ---------
                                                                 56,849
                                                               ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000




                                                                         VALUE
Maximum Horizon Series                                        SHARES    (NOTE 2)
-----------------------------------------------------------  ---------  ---------
CRUDE PETROLEUM & NATURAL GAS - 4.60%
Gulf Canada Resources Ltd. - ADR* (Canada) (Note 7) . . . .    148,075  $629,319
Petroleo Brasileiro S.A. (Petrobras) -ADR (Brazil) (Note 7)     27,025   716,689
Stolt Offshore SA* (United Kingdom) (Note 7). . . . . . . .      3,000    35,813
                                                                        ---------
                                                                       1,381,821
                                                                        ---------

ELECTRIC, GAS & SANITARY SERVICES - 5.57%
Allegheny Energy, Inc.. . . . . . . . . . . . . . . . . . .      7,600   311,125
CH Energy Group, Inc. . . . . . . . . . . . . . . . . . . .      1,100    43,312
Cinergy Corp. . . . . . . . . . . . . . . . . . . . . . . .      8,900   272,562
Conectiv, Inc.. . . . . . . . . . . . . . . . . . . . . . .     12,300   220,631
FirstEnergy Corp. . . . . . . . . . . . . . . . . . . . . .     10,700   276,862
Waste Management, Inc.. . . . . . . . . . . . . . . . . . .     27,300   546,000
                                                                        ---------
                                                                       1,670,492
                                                                        ---------


ELECTRONICS & ELECTRICAL EQUIPMENT - 4.64%
Altera Corp.* . . . . . . . . . . . . . . . . . . . . . . .        550    22,516
Analog Devices, Inc.* . . . . . . . . . . . . . . . . . . .        225    14,625
Broadcom Corp.* . . . . . . . . . . . . . . . . . . . . . .         25     5,559
The Carbide/Graphite Group, Inc.* . . . . . . . . . . . . .      3,375     8,437
Intel Corp. . . . . . . . . . . . . . . . . . . . . . . . .        975    43,875
Linear Technology Corp. . . . . . . . . . . . . . . . . . .        125     8,070
Maxim Integrated Products, Inc.*. . . . . . . . . . . . . .        225    14,920
Micron Technology, Inc.*. . . . . . . . . . . . . . . . . .        225     7,819
Motorola, Inc.. . . . . . . . . . . . . . . . . . . . . . .        675    16,833
PMC-Sierra, Inc.* . . . . . . . . . . . . . . . . . . . . .         25     4,238
Raytheon Co - Class A . . . . . . . . . . . . . . . . . . .     13,250   424,000
Texas Instruments, Inc. . . . . . . . . . . . . . . . . . .     16,175   793,586
Veramark Technologies, Inc.*. . . . . . . . . . . . . . . .      5,125    14,094
Xilinx, Inc.* . . . . . . . . . . . . . . . . . . . . . . .        200    14,487
                                                                        ---------
                                                                       1,393,059
                                                                        ---------

FABRICATED METAL PRODUCTS - 1.26%
Lockheed Martin Corp. . . . . . . . . . . . . . . . . . . .      9,725   348,641
Norddeutsche Affinier AG (Germany) (Note 7) . . . . . . . .      3,025    30,744
                                                                        ---------
                                                                         379,385
                                                                        ---------

FOOD & BEVERAGES - 6.63%
Diageo plc - ADR (United Kingdom) (Note 7). . . . . . . . .     13,000   489,125
Earthgrains Co. . . . . . . . . . . . . . . . . . . . . . .      1,650    33,412
Flowers Industries, Inc.. . . . . . . . . . . . . . . . . .      1,075    16,528
H.J. Heinz Co.. . . . . . . . . . . . . . . . . . . . . . .     18,800   788,425
Unilever plc - ADR (United Kingdom) (Note 7). . . . . . . .     23,696   660,526
                                                                        ---------
                                                                       1,988,016
                                                                        ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000







                                                                        VALUE
Maximum Horizon Series                                      SHARES    (NOTE 2)
---------------------------------------------------------  ---------  ---------

FRESH FRUITS & VEGETABLES - 0.06%
Fresh Del Monte Produce, Inc.*. . . . . . . . . . . . . .      4,475  $ 17,620
                                                                      ---------

FURNITURE & FIXTURES - 0.07%
Hillenbrand Industries, Inc.. . . . . . . . . . . . . . .        475    21,969
                                                                      ---------

GENERAL SURGICAL & MEDICAL HOSPITALS - 0.48%
Apria Healthcare Group, Inc.* . . . . . . . . . . . . . .        725    14,500
HCA-The Healthcare Co.. . . . . . . . . . . . . . . . . .        675    26,958
Healthsouth Corp.*. . . . . . . . . . . . . . . . . . . .      5,050    60,600
Lincare Holdings, Inc.* . . . . . . . . . . . . . . . . .        375    15,773
Tenet Healthcare Corp.* . . . . . . . . . . . . . . . . .        650    25,553
                                                                      ---------
                                                                       143,384
                                                                      ---------

GLASS PRODUCTS - 0.31%
Libbey, Inc.. . . . . . . . . . . . . . . . . . . . . . .      1,675    45,644
Waterford Wedgwood plc (United Kingdom) (Note 7). . . . .     38,150    46,563
                                                                      ---------
                                                                        92,207
                                                                      ---------

INDUSTRIAL & COMMERCIAL MACHINERY - 6.20%
Applied Materials, Inc.*. . . . . . . . . . . . . . . . .        100     5,312
Baker Hughes, Inc.. . . . . . . . . . . . . . . . . . . .      6,100   209,687
Bell & Howell Co.*. . . . . . . . . . . . . . . . . . . .      1,600    30,400
Brocade Communications Systems, Inc.* . . . . . . . . . .         50    11,369
Cisco Systems, Inc.*. . . . . . . . . . . . . . . . . . .        600    32,325
Compaq Computer Corp. . . . . . . . . . . . . . . . . . .     28,000   851,480
Dell Computer Corp.*. . . . . . . . . . . . . . . . . . .        550    16,225
Diebold, Inc. . . . . . . . . . . . . . . . . . . . . . .     22,100   574,600
EMC Corp.*. . . . . . . . . . . . . . . . . . . . . . . .        350    31,172
Hewlett-Packard Co. . . . . . . . . . . . . . . . . . . .        250    11,609
Lexmark International, Inc. . . . . . . . . . . . . . . .        700    28,700
Moog, Inc. - Class A. . . . . . . . . . . . . . . . . . .        700    20,388
PSC, Inc.*. . . . . . . . . . . . . . . . . . . . . . . .      3,200     6,800
Sun Microsystems, Inc.* . . . . . . . . . . . . . . . . .        275    30,491
                                                                      ---------
                                                                     1,860,558
                                                                      ---------

MOTION PICTURE PRODUCTION - 0.27%
Alliance Atlantis Communications Corp.* (Canada) (Note 7)      5,400    81,323
                                                                      ---------

NURSING CARE FACILITIES - 0.13%
Beverly Enterprises, Inc.*. . . . . . . . . . . . . . . .      2,300    11,500
Manor Care, Inc.* . . . . . . . . . . . . . . . . . . . .      1,675    27,952
                                                                      ---------
                                                                        39,452
                                                                      ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000







                                                                      VALUE
Maximum Horizon Series                                   SHARES     (NOTE 2)
------------------------------------------------------  ---------  -----------

PAPER & ALLIED PRODUCTS - 6.94%
Aracruz Celulose S.A. - ADR (Brazil) (Note 7). . . . .     27,950  $  419,250
International Paper Co.. . . . . . . . . . . . . . . .     28,300   1,036,487
Kimberly-Clark Corp. . . . . . . . . . . . . . . . . .      8,675     572,550
Smurfit-Stone Container Corp.* . . . . . . . . . . . .      4,005      54,068
                                                                   -----------
                                                                    2,082,355
                                                                   -----------

PRIMARY METAL INDUSTRIES - 2.69%
Intermet Corp. . . . . . . . . . . . . . . . . . . . .      2,950      22,125
Phelps Dodge Corp. . . . . . . . . . . . . . . . . . .      8,000     374,000
Texas Industries, Inc. . . . . . . . . . . . . . . . .     17,625     410,883
                                                                   -----------
                                                                      807,008
                                                                   -----------

PUBLISHING - 2.70%
Reed International plc - ADR (United Kingdom) (Note 7)     21,700     811,038
                                                                   -----------

RETAIL - 0.43%
Amazon.com, Inc.*. . . . . . . . . . . . . . . . . . .        675      24,722
Great Atlantic & Pacific Tea Company, Inc. . . . . . .      1,525      15,250
Hancock Fabrics, Inc.. . . . . . . . . . . . . . . . .      7,900      34,562
Omnicare, Inc. . . . . . . . . . . . . . . . . . . . .      2,250      39,375
Syms Corp.*. . . . . . . . . . . . . . . . . . . . . .      2,700      15,188
                                                                   -----------
                                                                      129,097
                                                                   -----------

RUBBER & MISCELLANEOUS PLASTIC PRODUCTS - 1.64%
Applied Extrusion Technologies, Inc.*. . . . . . . . .      5,175      15,848
NIKE, Inc. - Class A . . . . . . . . . . . . . . . . .     11,900     475,256
                                                                   -----------
                                                                      491,104
                                                                   -----------
SOCIAL SERVICES - 0.25%
American Retirement Corp.* . . . . . . . . . . . . . .      8,450      44,954
Emeritus Corp.*. . . . . . . . . . . . . . . . . . . .      1,100       1,650
Sunrise Assisted Living, Inc.* . . . . . . . . . . . .      1,175      27,466
                                                                   -----------
                                                                       74,070
                                                                   -----------

SOFTWARE - 5.99%
Checkpoint Systems, Inc.*. . . . . . . . . . . . . . .        125      19,797
Computer Associates International, Inc.* . . . . . . .     12,050     384,094
J.D. Edwards & Co.*. . . . . . . . . . . . . . . . . .        750      19,406
Electronic Data Systems Corp.. . . . . . . . . . . . .        650      30,509
Microsoft Corp.* . . . . . . . . . . . . . . . . . . .        500      34,438
Oracle Corp.*. . . . . . . . . . . . . . . . . . . . .        750      24,750
Parametric Technology Corp.* . . . . . . . . . . . . .     99,675   1,227,248
Pharmacopeia, Inc.*. . . . . . . . . . . . . . . . . .        300       5,475
Siebel Systems, Inc.*. . . . . . . . . . . . . . . . .        200      20,988
Veritas Software Corp.*. . . . . . . . . . . . . . . .        225      31,729
                                                                   -----------
                                                                    1,798,434
                                                                   -----------





The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000




                                                                 VALUE
Maximum Horizon Series                               SHARES     (NOTE 2)
--------------------------------------------------  ---------  -----------

TECHNICAL INSTRUMENTS & SUPPLIES - 4.48%
Becton, Dickinson & Co.. . . . . . . . . . . . . .      2,875  $   96,312
Boston Scientific Corp.* . . . . . . . . . . . . .      1,000      15,937
Eastman Kodak Co.. . . . . . . . . . . . . . . . .     25,040   1,123,670
Getinge Industrier AB - B Shares (Sweden) (Note 7)      2,900      27,062
KLA-Tencor Corp.*. . . . . . . . . . . . . . . . .        175       5,917
Med-Design Corp.*. . . . . . . . . . . . . . . . .        775      13,950
Sybron International Corp.*. . . . . . . . . . . .      2,525      62,494
                                                               -----------
                                                                1,345,342
                                                               -----------

TELECOMMUNICATION SERVICES - 2.05%
AT&T Corp. . . . . . . . . . . . . . . . . . . . .        525      12,173
Rogers Communications, Inc. - Class B (Canada) . .        425       8,288
Sinclair Broadcast Group, Inc.*. . . . . . . . . .      4,450      41,023
Sprint Corp. . . . . . . . . . . . . . . . . . . .        475      12,113
Telecomunicacoes Brasileiras S.A. (Telebras) -
    ADR (Brazil) (Note 7). . . . . . . . . . . . .      7,125     521,906
Verizon Communications . . . . . . . . . . . . . .        175      10,117
WorldCom, Inc.*. . . . . . . . . . . . . . . . . .        350       8,313
                                                               -----------
                                                                  613,933
                                                               -----------

TESTING LABORATORIES - 0.13%
marchFirst, Inc.*. . . . . . . . . . . . . . . . .        800       4,650
Paradigm Geophysical Ltd.* (Israel). . . . . . . .      6,175      33,191
                                                               -----------
                                                                   37,841
                                                               -----------

TEXTILE MILL PRODUCTS - 0.11%
Albany International Corp. - Class A*. . . . . . .      3,235      34,776
                                                               -----------

TRANSPORTATION - 6.75%
  EQUIPMENT - 2.10%
    B.F. Goodrich Co.. . . . . . . . . . . . . . .      3,100     126,906
    Northrup Grumman Corp. . . . . . . . . . . . .      5,700     478,800
    Wabtec Corp. . . . . . . . . . . . . . . . . .      2,450      24,806
                                                               -----------
                                                                  630,512
                                                               -----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000








                                                            PRINCIPAL
                                                             AMOUNT/       VALUE
Maximum Horizon Series                                       SHARES      (NOTE 2)
---------------------------------------------------------  -----------  -----------

  RAILROAD - 4.28%
    Burlington Northern Santa Fe Corp.. . . . . . . . . .       17,600  $  467,500
    Canadian National Railway Co. - ADR (Canada) (Note 7)       24,550     773,325
    Kansas City Southern Industries, Inc. . . . . . . . .        4,875      42,352
                                                                        -----------
                                                                         1,283,177
                                                                        -----------

  WATER - 0.37%
    Trico Marine Services, Inc.*. . . . . . . . . . . . .        6,750     112,219
                                                                        -----------
                                                                         2,025,908
                                                                        -----------

TOTAL COMMON STOCK
    (Identified Cost $24,447,671) . . . . . . . . . . . .               25,317,356
                                                                        -----------

U.S. TREASURY SECURITIES - 11.29%
U.S. Treasury Bond, 5.50%, 08/15/2028
    (Identified Cost $3,209,855). . . . . . . . . . . . .  $ 3,600,000   3,388,039
                                                                        -----------

SHORT-TERM INVESTMENTS - 3.75%
Dreyfus Treasury Cash Management Fund . . . . . . . . . .      327,426     327,426
Federal National Mortgage Association Discount
    Note, 11/20/2000. . . . . . . . . . . . . . . . . . .  $   800,000     796,970
                                                                        -----------

TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $1,124,396). . . . . . . . . . . . .                1,124,396
                                                                        -----------

TOTAL INVESTMENTS - 99.41%
    (Identified Cost $28,781,922) . . . . . . . . . . . .               29,829,791

OTHER ASSETS, LESS LIABILITIES - 0.59%. . . . . . . . . .                  177,192
                                                                        -----------

NET ASSETS - 100% . . . . . . . . . . . . . . . . . . . .              $30,006,983
                                                                       ===========



*Non-income  producing  security
ADR  =  American  Depository  Receipt

Federal  Tax  Information:

At October 31, 2000, the net unrealized appreciation based on identified cost for federal income tax purposes of $28,786,819 was as follows:

Unrealized  appreciation                    $3,288,906
Unrealized  depreciation                    (2,245,934)
                                            -----------
UNREALIZED  APPRECIATION  -  NET            $1,042,972
                                            ==========


The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  ASSETS  AND  LIABILITIES  -  MAXIMUM  HORIZON  SERIES



OCTOBER 31, 2000

ASSETS:
Investments, at value (identified cost $28,781,922)(Note 2).  $29,829,791
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . .       43,769
Foreign currency, at value (cost $12,178). . . . . . . . . .       11,338
Receivable for securities sold . . . . . . . . . . . . . . .      205,832
Receivable for fund shares sold. . . . . . . . . . . . . . .        1,298
Interest receivable. . . . . . . . . . . . . . . . . . . . .       43,300
Dividends receivable . . . . . . . . . . . . . . . . . . . .       28,277
Foreign tax reclaim receivable . . . . . . . . . . . . . . .        2,075
                                                              -----------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . .   30,165,680
                                                              -----------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . .       72,155
Accrued directors' fees (Note 3) . . . . . . . . . . . . . .        4,256
Accrued fund accounting fees (Note 3). . . . . . . . . . . .        3,393
Payable for fund shares repurchased. . . . . . . . . . . . .       50,242
Audit fee payable. . . . . . . . . . . . . . . . . . . . . .       11,509
Payable for securities purchased . . . . . . . . . . . . . .        9,350
Other payables and accrued expenses. . . . . . . . . . . . .        7,792
                                                              -----------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . .      158,697
                                                              -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . .  $30,006,983
                                                              ===========

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . .  $    18,239
Additional paid-in-capital . . . . . . . . . . . . . . . . .   23,860,965
Undistributed net investment income. . . . . . . . . . . . .      934,187
Accumulated net realized gain on investments and other
     assets and liabilities. . . . . . . . . . . . . . . . .    4,146,723
Net unrealized appreciation on investments and other assets
    and liabilities. . . . . . . . . . . . . . . . . . . . .    1,046,869
                                                              -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . .  $30,006,983
                                                              ===========

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE - CLASS A
   ($30,006,983/1,824,022 shares). . . . . . . . . . . . . .  $     16.45
                                                              ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  OPERATIONS  -  MAXIMUM  HORIZON  SERIES




FOR THE YEAR ENDED OCTOBER 31, 2000

INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $11,164) . . . . . . . . . . .  $  406,011
Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     231,431
                                                                        -----------

Total Investment Income. . . . . . . . . . . . . . . . . . . . . . . .     637,442
                                                                        -----------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . . . . . . . . . . .     259,475
Fund accounting fees (Note 3). . . . . . . . . . . . . . . . . . . . .      29,503
Directors' fees (Note 3) . . . . . . . . . . . . . . . . . . . . . . .       7,223
Transfer agent fees (Note 3) . . . . . . . . . . . . . . . . . . . . .       6,228
Custodian fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      14,529
Audit fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      10,530
Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      21,394
                                                                        -----------

Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .     348,882

Less Reduction of Expenses (Note 3). . . . . . . . . . . . . . . . . .     (37,313)
                                                                        -----------

Net Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     311,569
                                                                        -----------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . .     325,873
                                                                        -----------

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS:

Net realized gain on investments and other assets. . . . . . . . . . .   5,058,422
Net change in unrealized appreciation on investments and other assets.     814,680
                                                                        -----------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . . . . . .   5,873,102
                                                                        -----------

NET INCREASE  IN NET ASSETS RESULTING
   FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . .  $6,198,975
                                                                        ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENTS  OF  CHANGES  -  MAXIMUM  HORIZON  SERIES



                                                FOR THE       FOR THE
                                                  YEAR          YEAR
                                                 ENDED         ENDED
                                                10/31/00      10/31/99
                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . .  $   325,873   $   204,473
Net realized gain on investments . . . . . .    5,058,422     2,187,613
Net change in unrealized appreciation on
     investments . . . . . . . . . . . . . .      814,680     2,706,385
                                              ------------  ------------

Net increase from operations . . . . . . . .    6,198,975     5,098,471
                                              ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income . . . . . . . . .     (328,455)     (344,505)
From net realized gain on investments. . . .   (2,101,339)     (911,021)
                                              ------------  ------------

Total distributions to shareholders. . . . .   (2,429,794)   (1,255,526)
                                              ------------  ------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share
   transactions (Note 5) . . . . . . . . . .    4,723,095    (1,032,795)
                                              ------------  ------------

Net increase in net assets . . . . . . . . .    8,492,276     2,810,150

NET ASSETS:

Beginning of year. . . . . . . . . . . . . .   21,514,707    18,704,557
                                              ------------  ------------

END OF YEAR (including undistributed net
 investment income of $937,187 and $52,108,
 respectively) . . . . . . . . . . . . . . .  $30,006,983    21,514,707
                                              ============  ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

FINANCIAL  HIGHLIGHTS  -  MAXIMUM  HORIZON  SERIES



                                             FOR THE YEARS ENDED
                                                  10/31/00          10/31/99    10/31/98    10/31/97    10/31/96
                                            ---------------------  ----------  ----------  ----------  ----------

Per share data (for a share outstanding
Throughout each period):
NET ASSET VALUE - BEGINNING OF PERIOD. . .  $              14.33   $   12.10   $   14.24   $   11.38   $   10.00
                                            ---------------------  ----------  ----------  ----------  ----------

Income from investment operations:
   Net investment income*. . . . . . . . .                  0.21        0.18        0.13        0.10        0.15
   Net realized and unrealized gain (loss)
    on investments . . . . . . . . . . . .                  3.57        3.06       (0.93)       2.92        1.36
                                            ---------------------  ----------  ----------  ----------  ----------

Total from investment operations . . . . .                  3.78        3.24       (0.80)       3.02        1.51
                                            ---------------------  ----------  ----------  ----------  ----------

Less distributions to shareholders:
  From net investment income . . . . . . .                 (0.22)      (0.22)      (0.12)      (0.08)      (0.13)
  From net realized gain on investments. .                 (1.44)      (0.79)      (1.22)      (0.08)         --
                                            ---------------------  ----------  ----------  ----------  ----------

Total distributions to shareholders. . . .                 (1.66)      (1.01)      (1.34)      (0.16)      (0.13)
                                            ---------------------  ----------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD. . . . . .  $              16.45   $   14.33   $   12.10   $   14.24   $   11.38
                                            =====================  ==========  ==========  ==========  ==========

Total return1. . . . . . . . . . . . . . .                 28.35%      26.34%     (5.99%)      26.77%      15.21%

Ratios (to average net assets) /
 Supplemental Data:
    Expenses*. . . . . . . . . . . . . . .                  1.20%       1.20%       1.20%       1.20%       1.20%
    Net investment income* . . . . . . . .                  1.26%       0.93%       1.25%       0.94%       1.71%

Portfolio turnover . . . . . . . . . . . .                    84%         96%         60%        115%         95%

NET ASSETS - END OF PERIOD
 (000's omitted) . . . . . . . . . . . . .  $             30,007   $  21,515   $  18,705   $   9,852   $   1,574
                                            =====================  ==========  ==========  ==========  ==========



* The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, and had
1996 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:



Net investment income . . . . .  $0.19   $0.17   $0.12   $0.06   $0.04

Ratios (to average net assets):
   Expenses . . . . . . . . . .   1.34%   1.28%   1.32%   1.55%   2.50%
   Net investment income. . . .   1.12%   0.85%   1.13%   0.59%   0.41%




1  Represents  aggregate  total  return  for  the  period  indicated.



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements

1.     ORGANIZATION
Defensive Series, Blended Asset Series I, Blended Asset Series II, and Maximum Horizon Series (each the "Series") are no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

These series are asset allocation funds. Each invests in a combination of stocks, bonds, and cash and is managed according to specific goals. The goals are as follows: Defensive Series - primary goal is preservation of capital; secondary goal is long-term growth of capital. Blended Asset I - equal emphasis on long-term growth of capital and preservation of capital. Blended Asset II - primary goal is long-term growth of capital; secondary goal is preservation of capital. Maximum Horizon Series - long-term growth of capital.

Each Series is authorized to issue five classes of shares (Class A, B, C, D, and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of October 31, 2000, 1.4 billion shares have been designated in total among 28 series, of which 37.5 million each have been designated as Defensive Series Class A, Blended Asset Series I Class A, and Blended Asset Series II Class A Common Stock, and 75 million have been designated as Maximum Horizon Series Class A Common Stock.

2.     SIGNIFICANT  ACCOUNTING  POLICIES
SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

Notes  to  Financial  Statements

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES  (continued)
Interest income, including amortization of premium and accretion of discount securities, is earned from settlement date and accrued daily. Discounts on original issue discount bonds are accreted according to yield-to-maturity basis.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FEDERAL  INCOME  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions  to  shareholders of net investment income are made semi-annually.
Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in timing of the recognition of gains or losses, including foreign currency gains and losses and losses deferred due to wash sales, investments in passive foreign investment companies, and the Series' use of the tax accounting practice known as equalization. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ from distributions to shareholders during such period. As a result, the Series may periodically make reclassifications among its capital accounts without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

For the year ended October 31, 2000, Maximum Horizon Series distributed $600,229 of long-term capital gains and Blended Asset Series I distributed $154,040 of long-term capital gains.

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of the changes in foreign currency exchange rates on securities are not separately stated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Notes  to  Financial  Statements

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.     TRANSACTIONS  WITH  AFFILIATES
     The  Series  has  an  investment  advisory  agreement with Manning & Napier
Advisors, Inc., dba Exeter Asset Management (the "Advisor"), for which the Series pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.80% for Defensive Series and 1.0% for Blended Asset Series I, Blended Asset Series II and Maximum Horizon Series, of the Series' average daily net assets.

     Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the series of the Fund. In addition, these Directors also receive a per meeting fee for each series of the Fund

The Advisor has contractually agreed to waive its fee and, if necessary, pay other expenses of the Series in order to maintain total expenses for the Series at no more than 1.00% for Defensive Series and 1.20% for Blended Asset Series I and Maximum Horizon, of average daily net assets each year. Accordingly, the Advisor did not impose any of its fee and assumed expenses amounting to $20,790 for Defensive Series and waived fees of $49,793 for Blended Asset Series I and $37,313 for Maximum Horizon Series, for the year ended October 31, 2000, which is reflected as a reduction of expenses on the Statement of Operations.

     The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024%.

     Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Fund.

Effective April 2000 the Advisor became the Fund's accounting services agent. For these services, the Fund will pay the Advisor a fee of 0.04% of each Series' daily net assets calculated daily and payable monthly, with a minimum annual fee of $48,000 per Series plus out-of-pocket expenses. In addition, the Fund will pay the Advisor an additional annual fee of $10,000 for each additional class of a Series. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. under which BISYS will serve as sub-accounting services agent.

Notes  to  Financial  Statements

4.     PURCHASES  AND  SALES  OF  SECURITIES
     For the year ended October 31, 2000, purchases and sales of securities were as follows:



                    PURCHASES                       SALES
Fund              Other Issuer   Government   Other Issuers   Government
----------------  -------------  -----------  --------------  -----------
Defensive. . . .  $     540,504  $   980,953  $      780,349  $   810,745
Blended Asset I.      6,198,478    4,264,238      11,607,648   10,376,080
Blended Asset II     36,316,631   39,200,939      33,767,527   26,647,646
Maximum Horizon.     19,524,917    3,209,516      19,557,709    1,098,326





5.     CAPITAL  STOCK  TRANSACTIONS
      Transactions  in  shares  of  Class  A  Common  Stock  were:



                    For the Year                          For the Year
                   Ended 10/31/00                         Ended 10/31/99
                   ---------------                       ----------------
                       Shares            Amount         Shares        Amount
                   ---------------  ----------------  -----------  -------------
Defensive:
   Sold . . . . .         117,707   $     1,249,049      149,871   $  1,614,006
   Reinvested . .          22,945           237,352       21,934        233,158
   Repurchased. .        (162,468)       (1,739,927)    (245,016)    (2,631,100)
                   ---------------  ----------------  -----------  -------------
   Net change . .         (21,816)        ($253,526)     (73,211)     ($783,936)
                   ===============  ================  ===========  =============

Blended Asset I:
   Sold . . . . .         389,011   $     4,423,210      724,072   $ 08,171,386
   Reinvested . .         124,849         1,360,267      255,829      2,797,421
   Repurchased. .      (1,427,600)      (16,389,928)  (1,370,353)   (15,530,954)
                   ---------------  ----------------  -----------  -------------
   Net change . .        (913,740)     ($10,606,451)    (390,452)   ($4,562,147)
                   ===============  ================  ===========  =============

Blended Asset II:
   Sold . . . . .       3,248,049   $    43,840,287    1,929,179   $ 24,742,814
   Reinvested . .         387,122         4,769,878      479,972      5,789,528
   Repurchased. .      (2,361,924)      (31,046,546)  (2,526,247)   (32,556,422)
                   ---------------  ----------------  -----------  -------------
   Net change . .       1,273,247   $    17,563,619     (117,096)   ($2,024,080)
                   ===============  ================  ===========  =============


Maximum Horizon:
   Sold . . . . .         864,363   $    13,018,275      498,281   $  6,719,574
   Reinvested . .         172,570         2,424,742      105,342      1,255,526
   Repurchased. .        (714,635)      (10,719,922)    (648,323)    (9,007,895)
                   ---------------  ----------------  -----------  -------------
   Net change . .         322,298   $     4,723,095      (44,700)   ($1,032,795)
                   ===============  ================  ===========  =============




The Advisor owned 16,917 shares of Maximum Horizon Series and 21,921 shares of Defensive Series on October 31, 2000 and 15,130 shares of Maximum Horizon Series and 20,825 shares of Defensive Series on October 31, 1999.

Notes  to  Financial  Statements


6.     FINANCIAL  INSTRUMENTS
The Series may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on October 31, 2000.

7.     FOREIGN  SECURITIES
Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments may be less liquid and their prices more volatile than those of securities of comparable domestic companies and the United States Government.

REPORT  OF  INDEPENDENT  ACCOUNTANTS


To the Board of Directors and Shareholders of Exeter Fund, Inc. - Defensive Series, Blended Asset Series I, Blended Asset Series II, and Maximum Horizon
Series:


In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Exeter Fund, Inc.: Defensive Series, Blended Asset Series I, Blended Asset Series II, and Maximum Horizon Series (the "Funds") at October 31, 2000, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights of the Funds for the periods ended October 31, 1998, 1997, and 1996 and December 31, 1995 were audited by other independent accountants whose report dated December 4, 1998 expressed an unqualified opinion on those highlights.



PricewaterhouseCoopers  LLP
Boston,  Massachusetts
December  15,  2000

Exeter  Fund,  Inc.
Annual  Report
October  31,  2000
PureMarkSM  Series

Management  Discussion  and  Analysis


DEAR  SHAREHOLDERS:

The PureMarkSM Series is a passively managed portfolio of common stocks designed to maintain risk and sector characteristics consistent with the Russell 3000
Index while screening to eliminate companies whose primary business includes tobacco, alcohol, pornography, gambling or abortion. Because the Series' investments are based on the Russell 3000 rather than being actively managed, the same factors that affect the Index's performance also affect that of the Series.

After experiencing historic growth over the last few years, the economy has shown signs of weakness in the year 2000. As a result, the stock market has continued to exhibit significant levels of volatility. Many of the areas that were hottest last year have been heavily impacted by this environment, and we are seeing a performance shift from growth to value. This year, the Russell 3000 Index is virtually flat with a 0.25% total return through October 31st.
Even so, this broad market index has managed a better return than the S&P 500 Index, which has been unable to even keep its head above water, and is down 1.81% so far this year.

Technology stocks have continued to experience difficulties since our last correspondence. Over these last six months, the technology sector of the Russell 3000 Index has declined 14.59%. Given that this sector carries the most weight and comprises more than one-quarter of the index in total, this decline obviously carries a heavy impact. On the upside, the financial sector has done extremely well over the last six months to help offset the negative impact of technology. The financial stocks, which comprise close to one-fifth of the index, experienced a total return of 22.40% during this period.

On July 1, 2000, Russell reconstituted the Russell 3000 Index. Russell performs this annual reconstitution in order to realign the index to accurately represent the 3,000 largest companies in the U.S. stock market. In turn, we also performed a significant re-balance of the PureMarkSM Series in July in order to continue to maintain risk and sector characteristics similar to those of the index. At that time, we also took the opportunity to increase the number of stocks in the Series to approximately 500 securities, as growth in the Series this year has allowed for inclusion of more stocks. This will also allow us to more closely track the composition of the index. As always, we continue to screen our pool of acceptable holdings and closely monitor the characteristics of the Russell 3000 Index, and we will perform additional re-balances when necessary.

We appreciate the opportunity to serve your socially responsible investment needs.

Sincerely,

EXETER  ASSET  MANAGEMENT

Performance  Update  as  of  October  31,  2000



Exeter  Fund,  Inc.  -  PureMarkSM  Series  Class  A

                           Total Return
Through     Growth  of  $10,000          Average
10/31/00     Investment     Cumulative     Annual

Inception  1     $10,240     2.40%     NA



Russell  3000 R  Index

                           Total Return
Through     Growth  of  $10,000          Average
10/31/00     Investment     Cumulative     Annual

Inception  1     $10,612     6.12%     NA



The value of a $10,000 investment in the Exeter Fund, Inc. - PureMarkSM Series Class A from its inception (2/22/00) to present (10/31/00) as compared to the Russell 3000 R Index for the same time period. 2



[graphic]
[line  chart]

Data  for  line  chart  to  follow:

            Exeter  Fund,  Inc.              Russell  3000 R
Date        PureMark  Series  Class  A       Index
02/22/00       10,000                           10,000
02/29/00       10,400                           10,265
03/31/00       11,010                           11,069
04/30/00       10,550                           10,679
05/31/2000     10,290                           10,379
06/30/2000     10,490                           10,686
07/31/2000     10,200                           10,497
08/31/2000     10,830                           11,276
09/30/2000     10,340                           10,765
10/31/2000     10,240                           10,612


1 Class A and Index performance are calculated from February 22, 2000, the Class's inception date. The Class's performance is historical and may not be indicative of future results.

2 The Russell 3000 R Index is an unmanaged index that consists of the 3,000 largest U.S. companies, based on market capitalization. Members of the Index represent only U.S. common stocks that are invested in the U.S. equity markets.
  The Index returns are based on a market capitalization weighted average of relative price changes of the component stocks plus dividends whose reinvestments are compounded daily. Unlike the Class returns, the Index returns do not reflect any fees or expenses.

Performance  Update  as  of  October  31,  2000



Exeter  Fund,  Inc.  -  PureMarkSM  Series  Class  C

                           Total Return
Through     Growth  of  $10,000          Average
10/31/00     Investment     Cumulative     Annual

Inception  1     $9,710     -2.90%     NA



Russell  3000 R  Index

                           Total Return
Through     Growth  of  $10,000          Average
10/31/00     Investment     Cumulative     Annual

Inception  1     $9,785     -2.15%     NA



The value of a $10,000 investment in the Exeter Fund, Inc. - PureMarkSM Series Class C from its inception (8/7/00) to present (10/31/00) as compared to the Russell 3000 R Index for the same time period. 2



[graphic]
[line  chart]



Data  for  line  chart  to  follow:

         Exeter  Fund,  Inc.             Russell  3000 R
Date     PureMark  Series  Class  C      Index
08/07/00     10,000                       10,000
08/31/00     10,280                       10,397
09/30/00      9,810                        9,926
10/31/00      9,710                        9,785


1 Class C and Index performance are calculated from August 7, 2000, the Class's inception date. The Class's performance is historical and may not be indicative of future results.

2 The Russell 3000 R Index is an unmanaged index that consists of the 3,000 largest U.S. companies, based on market capitalization. Members of the Index represent only U.S. common stocks that are invested in the U.S. equity markets.
  The Index returns are based on a market capitalization weighted average of relative price changes of the component stocks plus dividends whose reinvestments are compounded daily. Unlike the Class returns, the Index returns do not reflect any fees or expenses.

Performance  Update  as  of  October  31,  2000



Exeter  Fund,  Inc.  -  PureMarkSM  Series  Class  E

                           Total  Return
Through     Growth  of  $10,000          Average
10/31/00     Investment     Cumulative     Annual

Inception  1     $10,037     0.37%     NA



Russell  3000 R  Index

                           Total  Return
Through     Growth  of  $10,000          Average
10/31/00     Investment     Cumulative     Annual

Inception  1     $10,875     8.75%     NA



The value of a $10,000 investment in the Exeter Fund, Inc. - PureMarkSM Series Class E from its inception (11/10/99) to present (10/31/00) as compared to the Russell 3000 R Index for the same time period. 2



[graphic]
[line  chart]

Data  for  line  chart  to  follow:

             Exeter  Fund,  Inc.              Russell  3000 R
Date         PureMark  Series  Class  E       Index
11/10/99        10,000                           10,000
11/30/99         9,820                           10,197
12/31/99        10,297                           10,847
01/31/00         9,967                           10,422
02/29/00        10,187                           10,519
03/31/00        10,778                           11,343
04/30/00        10,347                           10,943
05/31/2000      10,087                           10,636
06/30/2000      10,287                           10,951
07/31/2000       9,997                           10,757
08/31/2000      10,618                           11,555
09/30/2000      10,137                           11,032
10/31/2000      10,037                           10,875


1 Class E and Index performance are calculated from November 10, 1999, the Class's inception date. The Class's performance is historical and may not be indicative of future results.

2 The Russell 3000 R Index is an unmanaged index that consists of the 3,000 largest U.S. companies, based on market capitalization. Members of the Index represent only U.S. common stocks that are invested in the U.S. equity markets.
  The Index returns are based on a market capitalization weighted average of relative price changes of the component stocks plus dividends whose reinvestments are compounded daily. Unlike the Class returns, the Index returns do not reflect any fees or expenses.

Investment  Portfolio  -  October  31,  2000





                                                                    VALUE
                                                           SHARES  (NOTE 2)
COMMON STOCK - 98.88%

APPAREL MANUFACTURING - 0.16%
Polo Ralph Lauren Corp.*. . . . . . . . . . . . . . . . .     572  $ 11,225
                                                                   ---------

AUTOMOTIVE REPAIR SERVICES & PARKING - 0.18%
Bandag, Inc.. . . . . . . . . . . . . . . . . . . . . . .     167     5,960
Ryder System, Inc.. . . . . . . . . . . . . . . . . . . .     344     6,794
                                                                   ---------
                                                                     12,754
                                                                   ---------

BUSINESS SERVICES - 12.03%
  ADVERTISING AGENCIES - 0.23%
  Grey Global Group, Inc. . . . . . . . . . . . . . . . .       5     2,800
  Interpublic Group of Companies, Inc.. . . . . . . . . .     129     5,539
  Omnicom Group, Inc. . . . . . . . . . . . . . . . . . .      84     7,749
                                                                   ---------
                                                                     16,088
                                                                   ---------
  COMPUTER INTEGRATED SYSTEMS DESIGN - 1.34%
  3Com Corp.* . . . . . . . . . . . . . . . . . . . . . .     134     2,379
  BroadVision, Inc.*. . . . . . . . . . . . . . . . . . .     138     4,105
  Computer Sciences Corp.*. . . . . . . . . . . . . . . .      87     5,481
  National Instruments Corp.* . . . . . . . . . . . . . .     119     5,556
  Radiant Systems, Inc.*. . . . . . . . . . . . . . . . .     294     5,421
  Sun Microsystems, Inc.* . . . . . . . . . . . . . . . .     626    69,408
                                                                   ---------
                                                                     92,350
                                                                   ---------
  COMPUTER PROGRAMMING SERVICES - 0.50%
  Com21, Inc.*. . . . . . . . . . . . . . . . . . . . . .     419     4,530
  Electronic Data Systems Corp. . . . . . . . . . . . . .     195     9,153
  New Era of Networks, Inc.*. . . . . . . . . . . . . . .     747    11,625
  Portal Software, Inc.*. . . . . . . . . . . . . . . . .      69     2,428
  VeriSign, Inc.* . . . . . . . . . . . . . . . . . . . .      51     6,732
                                                                   ---------
                                                                     34,468
                                                                   ---------
  COMPUTER PROCESSING & DATA PREPARATION SERVICES - 0.83%
  Automatic Data Processing, Inc. . . . . . . . . . . . .     287    18,745
  Ceridian Corp.* . . . . . . . . . . . . . . . . . . . .     491    12,275
  Deluxe Corp.. . . . . . . . . . . . . . . . . . . . . .     742    16,741
  First Data Corp.. . . . . . . . . . . . . . . . . . . .     190     9,524
                                                                   ---------
                                                                     57,285
                                                                   ---------

  PREPACKAGED SOFTWARE - 6.66%
  Adobe Systems, Inc. . . . . . . . . . . . . . . . . . .     104     7,911
  Ariba, Inc.*. . . . . . . . . . . . . . . . . . . . . .      84    10,615
  BEA Systems, Inc.*. . . . . . . . . . . . . . . . . . .     152    10,906
  BMC Software, Inc.* . . . . . . . . . . . . . . . . . .     215     4,367
  Brocade Communications Systems, Inc.* . . . . . . . . .      45    10,232
  CCC Information Services Group, Inc.* . . . . . . . . .     589     4,049
  Computer Associates International, Inc. . . . . . . . .     508    16,193



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000






                                                    VALUE
                                          SHARES   (NOTE 2)
                                          -------  --------
Prepackaged  Software  (continued)
  DST Systems, Inc.* . . . . . . . . . .      306  $18,857
  i2 Technologies, Inc.* . . . . . . . .       51    8,670
  Internet Security Systems* . . . . . .      281   24,798
  Intuit, Inc.*. . . . . . . . . . . . .      100    6,144
  Microsoft Corp.* . . . . . . . . . . .    2,618  180,315
  Oracle Corp.*. . . . . . . . . . . . .    2,856   94,248
  Rational Software Corp.* . . . . . . .       70    4,178
  Siebel Systems, Inc.*. . . . . . . . .      186   19,518
  TIBCO Software, Inc.*. . . . . . . . .       82    5,166
  Transaction Systems Architects, Inc.*.      331    4,468
  VERITAS Software Corp.*. . . . . . . .      186   26,229
  Vignette Corp.*. . . . . . . . . . . .       94    2,802
                                                  ---------
                                                   459,666
                                                  ---------
  MISCELLANEOUS - 2.47%
  ABM Industries, Inc. . . . . . . . . .      154    4,302
  Akamai Technologies, Inc.* . . . . . .       43    2,193
  America Online, Inc.*. . . . . . . . .      951   47,959
  At Home Corp. - Series A*. . . . . . .      219    2,258
  Carreker Corp.*. . . . . . . . . . . .      494    9,139
  Cendant Corp.* . . . . . . . . . . . .      337    4,044
  ChoicePoint, Inc.* . . . . . . . . . .      501   25,645
  CMGI, Inc.*. . . . . . . . . . . . . .      145    2,447
  Comdisco, Inc. . . . . . . . . . . . .      800    9,850
  eBay, Inc.*. . . . . . . . . . . . . .      109    5,614
  Ecolab, Inc. . . . . . . . . . . . . .      601   23,552
  InfoSpace, Inc.* . . . . . . . . . . .      118    2,375
  Inktomi Corp.* . . . . . . . . . . . .       45    2,855
  Internet Capital Group, Inc.*. . . . .      111    1,471
  Sotheby's Holdings, Inc.*. . . . . . .      340    9,244
  Rollins, Inc.. . . . . . . . . . . . .      247    4,461
  Yahoo!, Inc.*. . . . . . . . . . . . .      220   12,897
                                                  ---------
                                                   170,306
                                                  ---------
                                                   830,163
                                                  ---------

CHEMICAL & ALLIED PRODUCTS - 8.91%
  BIOLOGICAL PRODUCTS - 0.81%
  Amgen, Inc.* . . . . . . . . . . . . .      417   24,160
  Biogen, Inc.*. . . . . . . . . . . . .       69    4,153
  Chiron Corp.*. . . . . . . . . . . . .       74    3,205
  Gilead Sciences, Inc.* . . . . . . . .       45    3,870
  Hyseq, Inc.* . . . . . . . . . . . . .      180    5,231
  Immunex Corp.* . . . . . . . . . . . .      193    8,215
  MedImmune, Inc.* . . . . . . . . . . .      109    7,126
                                                  ---------
                                                    55,960
                                                  ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000





                                                               VALUE
                                                     SHARES   (NOTE 2)
                                                     -------  --------
  SOAP, DETERGENTS & CLEANING PRODUCTS- 1.57%
  Alberto Culver Co. - Class B. . . . . . . . . . .      487  $16,345
  Avon Products, Inc. . . . . . . . . . . . . . . .      122    5,917
  Clorox Co.. . . . . . . . . . . . . . . . . . . .      112    4,998
  Colgate-Palmolive Co. . . . . . . . . . . . . . .      275   16,159
  Estee Lauder Companies, Inc. - Class A. . . . . .      118    5,480
  Gillette Co.. . . . . . . . . . . . . . . . . . .      540   18,832
  Proctor & Gamble Co.. . . . . . . . . . . . . . .      572   40,862
                                                             ---------
                                                              108,593
                                                             ---------

  PHARMACEUTICAL PREPARATIONS - 5.45%
  Abbott Laboratories . . . . . . . . . . . . . . .      779   41,141
  Coulter Pharmaceutical, Inc.* . . . . . . . . . .      177    6,781
  Eli Lilly & Co. . . . . . . . . . . . . . . . . .      519   46,386
  Forest Laboratories, Inc.*. . . . . . . . . . . .       36    4,770
  Genentech, Inc.*. . . . . . . . . . . . . . . . .      264   21,780
  Genzyme Corp.*. . . . . . . . . . . . . . . . . .      197   13,987
  Ligland Pharmaceuticals, Inc. - Class B*. . . . .      625    9,297
  Merck & Co., Inc. . . . . . . . . . . . . . . . .    1,251  112,512
  Pfizer, Inc.. . . . . . . . . . . . . . . . . . .    1,823   78,731
  Schering-Plough Corp. . . . . . . . . . . . . . .      749   38,714
  Sepracor, Inc.* . . . . . . . . . . . . . . . . .       31    2,112
                                                             ---------
                                                              376,211
                                                             ---------

  MISCELLANEOUS - 1.08%
   Allergan, Inc. . . . . . . . . . . . . . . . . .       61    5,128
  Church & Dwight Co., Inc. . . . . . . . . . . . .      241    4,760
  Dow Chemical Co.. . . . . . . . . . . . . . . . .      307    9,402
  E.I. du Pont de Nemours and Co. . . . . . . . . .      473   21,462
  PPG Industries, Inc.. . . . . . . . . . . . . . .      540   24,097
  RPM, Inc. . . . . . . . . . . . . . . . . . . . .      588    5,255
  The Scotts Co.* . . . . . . . . . . . . . . . . .      127    4,540
                                                             ---------
                                                               74,644
                                                             ---------
                                                              615,408
                                                             ---------

COAL MINING - 0.01%
Penn Virginia Corp. . . . . . . . . . . . . . . . .       25      663
                                                              --------

COMMUNICATIONS - 7.68%
   RADIO & TELEVISION BROADCASTING STATIONS - 1.59%
   BHC Communications, Inc. . . . . . . . . . . . .       72   10,368
   Cablevision Systems Corp. - Class A* . . . . . .       75    5,588
   Chris-Craft Industries, Inc.*. . . . . . . . . .      194   14,259
   Clear Channel Communications, Inc.*. . . . . . .      240   14,415
   Comcast Corp.* . . . . . . . . . . . . . . . . .      466   18,989
   Cox Communications, Inc.*. . . . . . . . . . . .      290   12,778



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000






                                                         VALUE
                                               SHARES   (NOTE 2)
                                               -------  --------
RADIO & TELEVISION  BROADCASTING  STATIONS  (continued)
   Cox Radio, Inc.* . . . . . . . . . . . . .      467  $10,624
   Infinity Broadcasting Corp.* . . . . . . .      519   17,257
   United Television, Inc.. . . . . . . . . .       17    2,278
   Univision Communications, Inc.*. . . . . .       78    2,984
                                                       ---------
                                                        109,540
                                                       ---------
   TELEPHONE COMMUNICATIONS - 5.37%
   ALLTEL Corp. . . . . . . . . . . . . . . .      145    9,343
   AT&T Corp. . . . . . . . . . . . . . . . .    1,834   42,526
   AT&T Wireless Group* . . . . . . . . . . .    1,057   26,359
   BellSouth Corp.. . . . . . . . . . . . . .      904   43,674
   CFW Communications Co.*. . . . . . . . . .      103    2,047
   Exodus Communications, Inc.* . . . . . . .      153    5,135
   Global TeleSystems, Inc.*. . . . . . . . .    2,063    5,544
   Metromedia Fiber Network, Inc.*. . . . . .      248    4,712
   Qwest Communications International, Inc.*.      356   17,310
   Redback Networks, Inc.*. . . . . . . . . .       84    8,941
   SBC Communications, Inc. . . . . . . . . .    1,545   89,127
   Sprint Corp. . . . . . . . . . . . . . . .      418   10,659
   Sprint Corp. (PCS Group)*. . . . . . . . .      397   15,136
   US LEC Corp. - Class A*. . . . . . . . . .       77      462
   Verizon Communications . . . . . . . . . .      738   42,666
   VoiceStream Wireless Corp.*. . . . . . . .       56    7,364
   Williams Communications Group, Inc.* . . .      236    4,322
   WorldCom, Inc.*. . . . . . . . . . . . . .    1,312   31,160
   XO Communications, Inc.* . . . . . . . . .      117    3,947
                                                       ---------
                                                        370,434
                                                       ---------
   MISCELLANEOUS - 0.72%
   Avaya, Inc.* . . . . . . . . . . . . . . .      139    1,868
   CT Communications, Inc.. . . . . . . . . .       89    1,786
   Electric Lightwave, Inc.*. . . . . . . . .      361    2,076
   Level 3 Communications, Inc.*. . . . . . .      182    8,679
   McLeodUSA, Inc. - Class A* . . . . . . . .      260    5,005
   Nextel Communications, Inc.* . . . . . . .      300   11,531
   NTL, Inc.* . . . . . . . . . . . . . . . .       68    2,988
   PanAmSat Corp.*. . . . . . . . . . . . . .      468   15,678
                                                       ---------
                                                         49,611
                                                       ---------
                                                        529,585
                                                       ---------

CONSTRUCTION - 0.21%
Chemed Corp.. . . . . . . . . . . . . . . . .      136    4,471
Kaufman & Broad Home Corp.. . . . . . . . . .      330    9,817
                                                       ---------
                                                         14,288
                                                       ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000





                                                     VALUE
                                           SHARES   (NOTE 2)
                                           -------  --------
DEPOSITORY INSTITUTIONS - 5.63%
  NATIONAL COMMERCIAL BANKS - 3.05%
  Bank of America Corp. . . . . . . . . .      678  $32,587
  Bank of New York Company, Inc.. . . . .      310   17,844
  Bank One Corp.. . . . . . . . . . . . .      418   15,257
  BB&T Corp.. . . . . . . . . . . . . . .      148    4,718
  Chase Manhattan Corp. . . . . . . . . .      488   22,204
  First Union Corp. . . . . . . . . . . .      410   12,428
  Firstar Corp. . . . . . . . . . . . . .      441    8,682
  FleetBoston Financial Corp. . . . . . .      370   14,060
  Mellon Financial Corp.. . . . . . . . .      201    9,698
  National City Corp. . . . . . . . . . .      250    5,344
  PNC Financial Services Group. . . . . .      117    7,824
  State Street Corp.. . . . . . . . . . .       72    8,981
  SunTrust Banks, Inc.. . . . . . . . . .      129    6,297
  U.S. Bancorp. . . . . . . . . . . . . .      354    8,562
  Wachovia Corp.. . . . . . . . . . . . .       88    4,752
  Wells Fargo & Co. . . . . . . . . . . .      672   31,122
                                                    --------
                                                    210,360
                                                    --------
  STATE COMMERCIAL BANKS - 0.89%
  Fifth Third Bancorp . . . . . . . . . .      206   10,583
  First Virginia Banks, Inc.. . . . . . .      388   16,054
  Northern Trust Corp.. . . . . . . . . .       89    7,598
  Wilmington Trust Corp.. . . . . . . . .      518   27,260
                                                    --------
                                                     61,495
                                                    --------
  MISCELLANEOUS - 1.69%
  Citigroup, Inc. . . . . . . . . . . . .    1,721   90,567
  First Niagara Financial Group, Inc. . .      778    7,051
  Richmond County Financial Corp. . . . .      461   10,833
  Staten Island Bancorp, Inc. . . . . . .      431    8,324
                                                    --------
                                                    116,775
                                                    --------
                                                    388,630
                                                    --------

ELECTRIC, GAS & SANITARY SERVICES - 3.20%
  COMBINED SERVICES - 0.06%
  PG&E Corp.. . . . . . . . . . . . . . .      163    4,391
                                                    --------

  ELECTRIC SERVICE - 2.15%
  AES Corp.*. . . . . . . . . . . . . . .      163    9,210
  ALLETE. . . . . . . . . . . . . . . . .      729   15,719
  Alliant Energy Corp.. . . . . . . . . .      464   14,065
  Calpine Corp.*. . . . . . . . . . . . .       52    4,105
  Cleco Corp. . . . . . . . . . . . . . .       81    3,853
  Constellation Energy Group. . . . . . .      444   18,509
  Dominion Resources, Inc.. . . . . . . .       97    5,778



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000






                                                       VALUE
                                             SHARES   (NOTE 2)
                                             -------  --------
ELECTRIC  SERVICES (continued)
  DPL, Inc. . . . . . . . . . . . . . . . .      535  $15,181
  Duke Energy Corp. . . . . . . . . . . . .      150   12,966
  FPL Group, Inc. . . . . . . . . . . . . .       75    4,950
  Hawaiian Electric Industries, Inc.. . . .      158    5,204
  Kansas City Power & Light Co. . . . . . .      448   10,780
  Reliant Energy, Inc.. . . . . . . . . . .      121    4,999
  Southern Co.. . . . . . . . . . . . . . .      270    7,931
  WPS Resources Corp. . . . . . . . . . . .       89    2,865
   Xcel Energy, Inc.. . . . . . . . . . . .      490   12,523
                                                      --------
                                                      148,638
                                                      --------

  GAS PRODUCTION & DISTRIBUTION - 0.91%
  AGL Resources, Inc. . . . . . . . . . . .      147    2,995
  Dynegy, Inc.. . . . . . . . . . . . . . .      110    5,094
  El Paso Energy Corp.. . . . . . . . . . .      105    6,582
  Laclede Gas Co. . . . . . . . . . . . . .      159    3,478
  National Fuel Gas Co. . . . . . . . . . .      319   17,106
  New Jersey Resources Corp.. . . . . . . .       88    3,515
  NICOR, Inc. . . . . . . . . . . . . . . .      454   16,032
  Williams Companies, Inc.. . . . . . . . .      199    8,321
                                                      --------
                                                       63,123
                                                      --------

  REFUSE - 0.08%
  Waste Management, Inc.. . . . . . . . . .      293    5,860
                                                      --------
                                                      222,012
                                                      --------

ELECTRONICS & ELECTRICAL EQUIPMENT - 11.38%
   COMMUNICATIONS EQUIPMENT - 2.61%
   ADC Telecommunications, Inc.*. . . . . .      274    5,857
   CIENA Corp.* . . . . . . . . . . . . . .      136   14,297
   Comverse Technology, Inc.* . . . . . . .       68    7,599
   Concord Communications, Inc.*. . . . . .      202    1,565
   Juniper Networks, Inc.*. . . . . . . . .      128   24,960
   L-3 Communications Holdings, Inc.* . . .      274   18,067
   Lucent Technologies, Inc.. . . . . . . .    1,676   39,072
   Motorola, Inc. . . . . . . . . . . . . .      764   19,052
   Network Appliance, Inc.* . . . . . . . .      101   12,019
   QUALCOMM, Inc.*. . . . . . . . . . . . .      320   20,835
   Scientific-Atlanta, Inc. . . . . . . . .       66    4,517
   Sonus Networks, Inc.*. . . . . . . . . .       57    1,967
   Tellabs, Inc.* . . . . . . . . . . . . .      201   10,037
                                                      --------
                                                      179,844
                                                      --------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000





                                                 VALUE
                                       SHARES   (NOTE 2)
                                       -------  --------
   COMPONENTS & ACCESSORIES - 4.72%
   Advanced Micro Devices, Inc.*. . .      132   $2,987
   Altera Corp.*. . . . . . . . . . .      166    6,796
   Analog Devices, Inc.*. . . . . . .      165   10,725
   Applied Micro Circuits Corp.*. . .       60    4,582
   Atmel Corp.* . . . . . . . . . . .      206    3,077
   Broadcom Corp.*. . . . . . . . . .       92   20,458
   Conexant Systems, Inc.*. . . . . .      119    3,131
   Intel Corp.. . . . . . . . . . . .    2,926  131,670
   JDS Uniphase Corp.*. . . . . . . .      286   23,273
   Linear Technology Corp.. . . . . .      150    9,684
   LSI Logic Corp.* . . . . . . . . .      157    5,161
   Maxim Integrated Products, Inc.* .      124    8,223
   Mercury Computer Systems, Inc.*. .      246    7,626
   Molex, Inc.. . . . . . . . . . . .       87    4,698
   National Semiconductor Corp.*. . .      107    2,782
   Photronics, Inc.*. . . . . . . . .       11      248
   PMC-Sierra, Inc.*. . . . . . . . .       56    9,492
   Rambus, Inc.*. . . . . . . . . . .       50    2,247
   Sanmina Corp.* . . . . . . . . . .       50    5,716
   SDL, Inc.* . . . . . . . . . . . .       22    5,703
   Texas Instruments, Inc.. . . . . .      812   39,839
   Vitesse Semiconductor Corp.* . . .       88    6,155
   Xilinx, Inc.*. . . . . . . . . . .      160   11,590
                                                --------
                                                325,863
                                                --------
   MISCELLANEOUS - 4.05%
   Baldor Electric Co.. . . . . . . .      194    3,856
   Eaton Corp.. . . . . . . . . . . .      127    8,644
   Emerson Electric Co. . . . . . . .      179   13,145
   Franklin Electric Co., Inc.. . . .       19    1,294
   General Electric Co. . . . . . . .    4,364  239,202
   Imation Corp.* . . . . . . . . . .      145    2,873
   National Presto Industries, Inc. .      103    3,129
   National Service Industries, Inc..      337    6,887
   REMEC, Inc.. . . . . . . . . . . .       19      566
                                                --------
                                                279,596
                                                --------
                                                785,303
                                                --------

FABRICATED METAL PRODUCTS - 0.43%
Griffon Corp.*. . . . . . . . . . . .      584    4,453
Illinois Tool Works, Inc. . . . . . .      141    7,834
Masco Corp. . . . . . . . . . . . . .      927   17,323
                                                --------
                                                 29,610
                                                --------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000





                                                             VALUE
                                                   SHARES   (NOTE 2)
                                                   -------  --------
FOOD & KINDRED PRODUCTS - 3.75%
   BAKERY PRODUCTS - 0.47%
   Keebler Foods Co.. . . . . . . . . . . . . . .      126  $ 5,103
   Nabisco Group Holdings Corp. . . . . . . . . .      152    4,389
   Nabisco Holdings Corp. . . . . . . . . . . . .      120    6,487
   Ralston-Ralston Purina Group . . . . . . . . .      691   16,757
                                                            --------
                                                             32,736
                                                            --------
   CANDY & CONFECTIONERY PRODUCTS - 0.33%
   Hershey Foods Corp.. . . . . . . . . . . . . .      167    9,070
   Lance, Inc.. . . . . . . . . . . . . . . . . .       14      141
   Tootsie Roll Industries, Inc.. . . . . . . . .      235    9,018
   Wm. Wrigley Jr. Co.. . . . . . . . . . . . . .       53    4,197
                                                            --------
                                                             22,426
                                                            --------
   FRUITS & VEGETABLES & RELATED PRODUCTS - 0.56%
   Campbell Soup Co.. . . . . . . . . . . . . . .      201    5,879
   ConAgra, Inc.. . . . . . . . . . . . . . . . .      198    4,232
   H.J. Heinz Co. . . . . . . . . . . . . . . . .      171    7,171
   Lancaster Colony Corp. . . . . . . . . . . . .      190    4,489
   The J. M. Smucker Co.. . . . . . . . . . . . .      210    4,674
   Whitman Corp.. . . . . . . . . . . . . . . . .      932   12,116
                                                            --------
                                                             38,561
                                                            --------
   GRAIN MILL PRODUCTS - 0.34%
   Corn Products International, Inc.. . . . . . .      290    7,286
   General Mills, Inc.. . . . . . . . . . . . . .      143    5,970
   Kellogg Co.. . . . . . . . . . . . . . . . . .      197    4,999
   Quaker Oats Co.. . . . . . . . . . . . . . . .       64    5,220
                                                            --------
                                                             23,475
                                                            --------
   MISCELLANEOUS - 2.05%
   Coca-Cola Co.. . . . . . . . . . . . . . . . .    1,057   63,816
   Hormel Foods Corp. . . . . . . . . . . . . . .      638   10,726
   McCormick & Co., Inc.. . . . . . . . . . . . .      350   11,091
   PepsiCo, Inc.. . . . . . . . . . . . . . . . .      653   31,630
   Sara Lee Corp. . . . . . . . . . . . . . . . .      395    8,517
   Tyson Foods, Inc.. . . . . . . . . . . . . . .    1,401   15,674
                                                            --------
                                                            141,454
                                                            --------
                                                            258,652
                                                            --------

FORESTRY & TIMBER - 0.35%
Georgia Pacific Corp. (Timber Group). . . . . . .      606   17,158
Rayonier, Inc.. . . . . . . . . . . . . . . . . .       81    2,850
Weyerhaeuser Co.. . . . . . . . . . . . . . . . .       94    4,412
                                                            --------
                                                             24,420
                                                            --------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000





                                                        VALUE
                                              SHARES   (NOTE 2)
                                              -------  --------
FURNITURE & FIXTURES - 0.37%
Johnson Controls, Inc. . . . . . . . . . . .      266  $15,860
Newell Rubbermaid, Inc.. . . . . . . . . . .      512    9,824
                                                       --------
                                                        25,684
                                                       --------

GENERAL MERCHANDISE STORES - 1.75%
BJ's Wholesale Club, Inc.* . . . . . . . . .      512   16,864
Sears, Roebuck & Co. . . . . . . . . . . . .      162    4,816
Target Corp. . . . . . . . . . . . . . . . .      398   10,995
Wal-Mart Stores, Inc.. . . . . . . . . . . .    1,946   88,300
                                                       --------
                                                       120,975
                                                       --------

GROCERY STORES - 0.39%
Albertson's, Inc.. . . . . . . . . . . . . .      203    4,809
Delhaize America, Inc. . . . . . . . . . . .      181    3,077
Kroger Co.*. . . . . . . . . . . . . . . . .      395    8,912
Weis Markets, Inc. . . . . . . . . . . . . .      277   10,180
                                                       --------
                                                        26,978
                                                       --------

INDUSTRIAL & COMMERCIAL MACHINERY - 8.54%
  COMPUTER & OFFICE EQUIPMENT - 7.27%
  Apple Computer, Inc.*. . . . . . . . . . .      144    2,817
  Bell & Howell Co.* . . . . . . . . . . . .      155    2,945
  Cisco Systems, Inc.* . . . . . . . . . . .    2,949  158,877
  Compaq Computer Corp.. . . . . . . . . . .      698   21,226
  Dell Computer Corp.* . . . . . . . . . . .    1,100   32,450
  EMC Corp.* . . . . . . . . . . . . . . . .      852   75,881
  Foundry Networks, Inc.*. . . . . . . . . .       62    4,119
  Gateway, Inc.* . . . . . . . . . . . . . .      131    6,761
  Hewlett-Packard Co.. . . . . . . . . . . .      918   42,630
  International Business Machine Corp. (IBM)      775   76,338
  Jabil Circuit, Inc.* . . . . . . . . . . .       73    4,166
  Lexmark International Group, Inc.* . . . .       86    3,526
  Micron Electronics, Inc.*. . . . . . . . .      251    8,722
  Minnesota Mining & Manufacturing Co. (3M).      171   16,523
  Palm, Inc.*. . . . . . . . . . . . . . . .      420   22,496
  Pitney Bowes, Inc. . . . . . . . . . . . .      124    3,681
  Seagate Technology, Inc.*. . . . . . . . .      105    7,337
  Solectron Corp.* . . . . . . . . . . . . .      251   11,044
                                                       --------
                                                       501,539
                                                       --------

  MISCELLANEOUS - 1.27%
  Applied Materials, Inc.* . . . . . . . . .      423   22,472
  Baker Hughes, Inc. . . . . . . . . . . . .      148    5,088
  Caterpillar, Inc.. . . . . . . . . . . . .      146    5,119
  Deere & Co.. . . . . . . . . . . . . . . .       98    3,608



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000






                                                            VALUE
                                                  SHARES   (NOTE 2)
                                                  -------  --------
MISCELLANEOUS  (continued)
  Dover Corp.. . . . . . . . . . . . . . . . . .       80  $ 3,395
  Harris Corp. . . . . . . . . . . . . . . . . .      527   16,699
  Tecumseh Products Co.. . . . . . . . . . . . .      112    4,466
  Tennant Co.. . . . . . . . . . . . . . . . . .       64    2,784
  Toro Co. . . . . . . . . . . . . . . . . . . .       84    2,940
  United Technologies Corp.. . . . . . . . . . .      214   14,940
  Varian Medical Systems, Inc.*. . . . . . . . .      123    6,012
                                                           --------
                                                            87,523
                                                           --------
                                                           589,062
                                                           --------

INSURANCE AGENTS & BROKERS - 0.22%
Marsh & McLennan Co., Inc. . . . . . . . . . . .      115   15,036
                                                           --------

INSURANCE CARRIERS - 3.11%
  LIFE INSURANCE CARRIERS - 0.52%
  American General Corp. . . . . . . . . . . . .      106    8,533
  AXA Financial, Inc.. . . . . . . . . . . . . .      168    9,083
  Cigna Corp.. . . . . . . . . . . . . . . . . .       71    8,658
  MetLife, Inc.. . . . . . . . . . . . . . . . .      359    9,917
                                                           --------
                                                            36,191
                                                           --------
  MEDICAL INSURANCE CARRIERS - 0.70%
  Aetna, Inc.. . . . . . . . . . . . . . . . . .       71    4,105
  AFLAC, Inc.. . . . . . . . . . . . . . . . . .      111    8,110
  Trigon Healthcare, Inc.* . . . . . . . . . . .      183   13,119
  UnitedHealth Group, Inc. . . . . . . . . . . .       74    8,094
  Wellpoint Health Networks, Inc.* . . . . . . .      125   14,617
                                                           --------
                                                            48,045
                                                           --------
  MULTI-LINE INSURANCE CARRIERS - 1.84%
  Allstate Corp. . . . . . . . . . . . . . . . .      307   12,357
  American International Group, Inc. . . . . . .    1,038  101,724
  Chubb Corp.. . . . . . . . . . . . . . . . . .       74    6,248
  Hartford Financial Services Group, Inc.. . . .       94    6,997
                                                           --------
                                                           127,326
                                                           --------

  TITLE INSURANCE - 0.05%
  Alleghany Corp.. . . . . . . . . . . . . . . .       17    3,267
                                                           --------
                                                           214,829
                                                           --------

METAL MINING - 0.03%
Cleveland-Cliffs, Inc. . . . . . . . . . . . . .      102    2,104
                                                           --------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.18%
Tyco International Ltd.. . . . . . . . . . . . .      222   12,607
                                                           --------

MOTION PICTURE PRODUCTION & DISTRIBUTION - 0.29%
AT&T Corp. - Liberty Media Group*. . . . . . . .    1,122   20,196
                                                           --------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000





                                                           VALUE
                                                 SHARES   (NOTE 2)
                                                 -------  --------
MOTOR FREIGHT & WAREHOUSING  - 0.49%
Arnold Industries, Inc. . . . . . . . . . . . .        2     $ 35
Heartland Express, Inc.*. . . . . . . . . . . .      160    2,780
United Parcel Service, Inc. . . . . . . . . . .      508   30,861
                                                          --------
                                                           33,676
                                                          --------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.38%
American Express Co.. . . . . . . . . . . . . .      530   31,800
Associates First Capital Corp.. . . . . . . . .      294   10,915
CIT Group, Inc. . . . . . . . . . . . . . . . .    1,454   25,354
Capital One Financial Corp. . . . . . . . . . .       71    4,482
Fannie Mae. . . . . . . . . . . . . . . . . . .      465   35,805
Freddie Mac . . . . . . . . . . . . . . . . . .      312   18,720
Household International, Inc. . . . . . . . . .      194    9,761
MBNA Corp.. . . . . . . . . . . . . . . . . . .      299   11,231
Providian Financial Corp. . . . . . . . . . . .       57    5,928
Washington Mutual, Inc. . . . . . . . . . . . .      228   10,032
                                                          --------
                                                          164,028
                                                          --------

OIL & GAS EXTRACTION - 0.72%
Berry Petroleum Co. - Class A . . . . . . . . .      165    2,836
Burlington Resources, Inc.. . . . . . . . . . .      118    4,248
Enron Corp. . . . . . . . . . . . . . . . . . .      292   23,962
Kerr-McGee Corp.. . . . . . . . . . . . . . . .      139    9,078
SEACOR SMIT, Inc.*. . . . . . . . . . . . . . .      174    7,286
St. Mary Land & Exploration Co. . . . . . . . .      108    2,531
                                                          --------
                                                           49,941
                                                          --------

PAPER & ALLIED PRODUCTS - 0.56%
Bemis Company, Inc. . . . . . . . . . . . . . .      393   10,169
International Paper Co. . . . . . . . . . . . .      160    5,860
Kimberly-Clark Corp.. . . . . . . . . . . . . .      248   16,368
Potlatch Corp.. . . . . . . . . . . . . . . . .      178    5,963
                                                          --------
                                                           38,360
                                                          --------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.09%
Amerada Hess Corp.. . . . . . . . . . . . . . .      382   23,684
Ashland, Inc. . . . . . . . . . . . . . . . . .      472   15,458
Chevron Corp. . . . . . . . . . . . . . . . . .      318   26,116
Coastal Corp. . . . . . . . . . . . . . . . . .       98    7,393
Conoco Inc. - Class B . . . . . . . . . . . . .      297    8,075
Exxon Mobil Corp. . . . . . . . . . . . . . . .    1,601  142,789
Murphy Oil Corp.. . . . . . . . . . . . . . . .      355   20,568
Phillips Petroleum Co.. . . . . . . . . . . . .      116    7,163
Texaco, Inc.. . . . . . . . . . . . . . . . . .      266   15,711
Ultramar Diamond Shamrock Corp. . . . . . . . .      393   10,316
WD-40 Co. . . . . . . . . . . . . . . . . . . .      245    5,359
                                                          --------
                                                          282,632
                                                          --------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000





                                                      VALUE
                                            SHARES   (NOTE 2)
                                            -------  --------
PREFABRICATED WOOD BUILDINGS - 0.06%
Skyline Corp.. . . . . . . . . . . . . . .      187  $ 4,009
                                                     --------

PRIMARY METAL INDUSTRIES - 0.49%
Alcoa, Inc.. . . . . . . . . . . . . . . .      305    8,750
CommScope, Inc.* . . . . . . . . . . . . .      363    9,188
Hubbell, Inc. - Class B. . . . . . . . . .      674   16,134
                                                     --------
                                                      34,072
                                                     --------

PRINTING & PUBLISHING - 1.51%
Banta Corp.. . . . . . . . . . . . . . . .      233    5,374
Dow Jones & Company, Inc.. . . . . . . . .      200   11,775
Gannett Co., Inc.. . . . . . . . . . . . .      125    7,250
Knight-Ridder, Inc.. . . . . . . . . . . .      294   14,773
Lee Enterprises, Inc.. . . . . . . . . . .      257    7,100
McGraw-Hill Companies, Inc.. . . . . . . .       81    5,199
The New York Times Co. . . . . . . . . . .      485   17,824
R.H. Donnelley Corp.*. . . . . . . . . . .      149    3,371
R.R. Donnelley & Sons Co.. . . . . . . . .      686   14,749
Washington Post Co. - Class B. . . . . . .       32   17,092
                                                     --------
                                                     104,507
                                                     --------

RAILROADS - 0.21%
Burlington Northern Santa Fe Corp. . . . .      172    4,569
Kansas City Southern Industries, Inc.. . .      635    5,517
Union Pacific Corp.. . . . . . . . . . . .      100    4,687
                                                     --------
                                                      14,773
                                                     --------

REAL ESTATE INVESTMENT TRUSTS - 2.26%
Affiliated Managers Group, Inc.* . . . . .      196   11,784
AMB Property Corp. . . . . . . . . . . . .      627   14,734
Arden Realty Group, Inc. . . . . . . . . .      777   18,648
Boston Properties, Inc.. . . . . . . . . .      401   16,240
Charles E. Smith Residential Realty, Inc..       76    3,344
Colonial Properties Trust. . . . . . . . .      234    5,748
Equity Office Properties Trust . . . . . .      395   11,899
Great Lakes REIT, Inc. . . . . . . . . . .        7      119
Home Properties of New York, Inc.. . . . .      147    3,997
IRT Property Co. . . . . . . . . . . . . .      466    3,815
Liberty Property Trust . . . . . . . . . .      592   15,651
Post Properties, Inc.. . . . . . . . . . .      215    7,512
Prime Group Realty Trust . . . . . . . . .      379    5,638
ProLogis Trust . . . . . . . . . . . . . .      587   12,327
Shurgard Storage Centers, Inc. . . . . . .      164    3,721
Storage USA, Inc.. . . . . . . . . . . . .       64    1,788
Town & Country Trust . . . . . . . . . . .      282    5,217
Washington Real Estate Investment Trust. .      186    3,720



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000






                                                                           VALUE
                                                                 SHARES   (NOTE 2)
                                                                 -------  --------
REAL  ESTATE  INVESTMENT  TRUSTS  (continued)
Western Properties Trust. . . . . . . . . . . . . . . . . . . .      351  $ 4,453
Westfield America, Inc. . . . . . . . . . . . . . . . . . . . .      413    5,782
                                                                          --------
                                                                          156,137
                                                                          --------

REAL ESTATE -MISCELLANEOUS - 0.16%
Forest City Enterprises, Inc. - Class A . . . . . . . . . . . .      127    4,699
LNR Property Corp.. . . . . . . . . . . . . . . . . . . . . . .      304    6,574
                                                                          --------
                                                                           11,273
                                                                          --------

RESEARCH, MANAGEMENT & RELATED SERVICES - 1.33%
CuraGen Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .      180   11,633
Halliburton Co. . . . . . . . . . . . . . . . . . . . . . . . .      223    8,265
Jacobs Engineering Group, Inc.* . . . . . . . . . . . . . . . .      154    6,372
MAXIMUS, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .      104    2,554
Millennium Pharmaceuticals, Inc.* . . . . . . . . . . . . . . .       82    5,950
Moody's Corp. . . . . . . . . . . . . . . . . . . . . . . . . .      564   14,840
Dun & Bradstreet Corp.* . . . . . . . . . . . . . . . . . . . .      282    6,098
Paychex, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .      163    9,240
Pharmaceutical Product Development, Inc.* . . . . . . . . . . .      111    3,476
Quest Diagnostics, Inc.*. . . . . . . . . . . . . . . . . . . .      100    9,625
Quintiles Transnational Corp.*. . . . . . . . . . . . . . . . .      982   13,687
                                                                          --------
                                                                           91,740
                                                                          --------

RESTAURANTS - 0.57%
Luby's Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .      384    2,256
McDonald's Corp.. . . . . . . . . . . . . . . . . . . . . . . .      644   19,964
Tricon Global Restaurants, Inc.*. . . . . . . . . . . . . . . .      565   16,950
                                                                          --------
                                                                           39,170
                                                                          --------

RETAIL - APPAREL & ACCESSORY STORES - 0.37%
Gap, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .      325    8,389
Intimate Brands, Inc. . . . . . . . . . . . . . . . . . . . . .      219    5,229
Kohl's Corp.* . . . . . . . . . . . . . . . . . . . . . . . . .      128    6,936
Limited, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .      184    4,646
                                                                          --------
                                                                           25,200
                                                                          --------

RETAIL - BUILDING MATERIALS & HARDWARE - 0.89%
Home Depot, Inc.. . . . . . . . . . . . . . . . . . . . . . . .      912   39,216
Lowe's Companies, Inc.. . . . . . . . . . . . . . . . . . . . .      157    7,173
Sherwin-Williams Co.. . . . . . . . . . . . . . . . . . . . . .      693   15,029
                                                                          --------
                                                                           61,418
                                                                          --------

RETAIL - HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.12%
Best Buy Co., Inc.* . . . . . . . . . . . . . . . . . . . . . .       79    3,965
RadioShack Corp.. . . . . . . . . . . . . . . . . . . . . . . .       70    4,174
                                                                          --------
                                                                            8,139
                                                                          --------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000





                                                                     VALUE
                                                           SHARES   (NOTE 2)
                                                           -------  --------
RETAIL - MISCELLANEOUS - 0.61%
Amazon.com, Inc.* . . . . . . . . . . . . . . . . . . . .      140  $ 5,127
Costco Wholesale Corp.* . . . . . . . . . . . . . . . . .      208    7,618
CVS Corp. . . . . . . . . . . . . . . . . . . . . . . . .      163    8,629
Walgreen Co.. . . . . . . . . . . . . . . . . . . . . . .      457   20,851
                                                                    --------
                                                                     42,225
                                                                    --------

RUBBER & MISCELLANEOUS PLASTIC PRODUCTS - 0.11%
Liqui-Box Corp. . . . . . . . . . . . . . . . . . . . . .       81    2,901
NIKE, Inc. - Class B. . . . . . . . . . . . . . . . . . .      110    4,393
                                                                    --------
                                                                      7,294
                                                                    --------

SECURITIES & COMMODITY BROKER, DEALERS & SERVICES - 2.33%
Bear Stearns Companies, Inc.. . . . . . . . . . . . . . .      491   29,767
Charles Schwab Corporation. . . . . . . . . . . . . . . .      515   18,089
Goldman Sachs Group, Inc. . . . . . . . . . . . . . . . .      181   18,066
J.P. Morgan & Co., Inc. . . . . . . . . . . . . . . . . .       61   10,096
Lehman Brothers Holdings, Inc.. . . . . . . . . . . . . .       88    5,676
Morgan Stanley Dean Witter & Co.. . . . . . . . . . . . .      449   36,060
Merrill Lynch & Co., Inc. . . . . . . . . . . . . . . . .      300   21,000
Waddell & Reed Financial, Inc.. . . . . . . . . . . . . .      682   21,739
                                                                    --------
                                                                    160,493
                                                                    --------

SERVICE PROVIDERS - HEALTH & MEDICAL - 1.22%
Covance, Inc.*. . . . . . . . . . . . . . . . . . . . . .      535    4,614
First Health Group Corp.* . . . . . . . . . . . . . . . .      457   17,823
Health Management Associates, Inc.* . . . . . . . . . . .      760   15,058
Human Genome Sciences, Inc.*. . . . . . . . . . . . . . .      310   27,401
Lincare Holdings, Inc.* . . . . . . . . . . . . . . . . .      454   19,097
                                                                    --------
                                                                     83,993
                                                                    --------

STONE, CLAY, GLASS AND CONCRETE PRODUCTS - 0.58%
Corning, Inc. . . . . . . . . . . . . . . . . . . . . . .      357   27,311
Libbey, Inc.. . . . . . . . . . . . . . . . . . . . . . .       62    1,690
USG Corp. . . . . . . . . . . . . . . . . . . . . . . . .      660   11,261
                                                                    --------
                                                                     40,262
                                                                    --------

TECHNICAL INSTRUMENTS & SUPPLIES - 4.20%
   MISCELLANEOUS INSTRUMENTS - 1.39%
   Agilent Technologies, Inc.*. . . . . . . . . . . . . .      317   14,681
   Analogic Corp. . . . . . . . . . . . . . . . . . . . .      102    3,602
   Beckman Coulter, Inc.. . . . . . . . . . . . . . . . .      213   14,923
   Bio-Rad Laboratories, Inc.*. . . . . . . . . . . . . .      160    4,784
   General Motors Corp. - Class H*. . . . . . . . . . . .      572   18,533
   KLA-Tencor Corp.*. . . . . . . . . . . . . . . . . . .       97    3,280
   Litton Industries, Inc.* . . . . . . . . . . . . . . .      438   22,749
   Mine Safety Appliances Co. . . . . . . . . . . . . . .       79    1,659



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000






                                                                        VALUE
                                                              SHARES   (NOTE 2)
                                                              -------  --------
MISCELLANEOUS  INSTRUMENTS  (continued)
   PE Corp.-PE Biosystems Group. . . . . . . . . . . . . . .       76  $ 8,892
   Teradyne, Inc.* . . . . . . . . . . . . . . . . . . . . .       83    2,594
                                                                       --------
                                                                        95,697
                                                                       --------

   SURGICAL, MEDICAL & DENTAL INSTRUMENTS & SUPPLIES - 2.68%
   Bausch & Lomb, Inc. . . . . . . . . . . . . . . . . . . .      195    7,520
   Baxter International, Inc.. . . . . . . . . . . . . . . .      118    9,698
   Becton, Dickinson & Co. . . . . . . . . . . . . . . . . .      455   15,243
   Biomet, Inc.. . . . . . . . . . . . . . . . . . . . . . .      286   10,350
   Boston Scientific Corp.*. . . . . . . . . . . . . . . . .      231    3,682
   C.R. Bard, Inc. . . . . . . . . . . . . . . . . . . . . .      369   15,452
   DENTSPLY International, Inc.. . . . . . . . . . . . . . .      387   13,424
   Guidant Corp.*. . . . . . . . . . . . . . . . . . . . . .      122    6,458
   Invacare Corp.. . . . . . . . . . . . . . . . . . . . . .      182    5,187
   Medtronic, Inc. . . . . . . . . . . . . . . . . . . . . .      532   28,894
   Mettler-Toledo International, Inc.* . . . . . . . . . . .      354   16,527
   MiniMed, Inc.*. . . . . . . . . . . . . . . . . . . . . .      192   14,004
   St. Jude Medical, Inc.* . . . . . . . . . . . . . . . . .      318   17,490
   SonoSite, Inc.* . . . . . . . . . . . . . . . . . . . . .      147    1,874
   Stryker Corp. . . . . . . . . . . . . . . . . . . . . . .       83    3,911
   Techne Corp.* . . . . . . . . . . . . . . . . . . . . . .      136   15,334
                                                                       --------
                                                                       185,048
                                                                       --------
   MISCELLANEOUS - 0.13%
   Eastman Kodak Co. . . . . . . . . . . . . . . . . . . . .      143    6,417
   Xerox Corp. . . . . . . . . . . . . . . . . . . . . . . .      330    2,784
                                                                         9,201
                                                                       --------
                                                                       289,946
                                                                       --------
TRANSPORTATION BY AIR - 0.35%
AMR Corp.* . . . . . . . . . . . . . . . . . . . . . . . . .      378   12,380
FedEx Corp.* . . . . . . . . . . . . . . . . . . . . . . . .      128    5,998
Southwest Airlines Co. . . . . . . . . . . . . . . . . . . .      194    5,529
                                                                       --------
                                                                        23,907
                                                                       --------

TRANSPORTATION BY WATER - 0.03%
Alexander & Baldwin, Inc.. . . . . . . . . . . . . . . . . .       93    2,319
                                                                       --------

TRANSPORTATION SERVICES - 0.55%
GATX Corp. . . . . . . . . . . . . . . . . . . . . . . . . .      370   15,563
Sabre Holdings Corp. . . . . . . . . . . . . . . . . . . . .      678   22,671
                                                                       --------
                                                                        38,234
                                                                       --------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000




                                                          VALUE
                                               SHARES    (NOTE 2)
                                              ---------  --------
TRANSPORTATION EQUIPMENT - 2.40%
   AIRCRAFT & PARTS - 1.07%
   The Boeing Co.. . . . . . . . . . . . . .        365  $24,752
   General Dynamics Corp.. . . . . . . . . .         82    5,868
   B.F. Goodrich Co. . . . . . . . . . . . .        609   24,931
   Honeywell International, Inc. . . . . . .        346   18,619
                                                         --------
                                                          74,170
                                                         --------
   MOTOR VEHICLE PARTS & ACCESSORIES - 1.14%
   CLARCOR, Inc. . . . . . . . . . . . . . .        271    5,183
   Delco Remy International, Inc.* . . . . .        489    3,270
   Delphi Automotive Systems Corp. . . . . .        239    3,749
   Ford Motor Co.. . . . . . . . . . . . . .        863   22,546
   General Motors Corp.. . . . . . . . . . .        272   16,898
   Genuine Parts Co. . . . . . . . . . . . .        720   15,345
   Harsco Corp.. . . . . . . . . . . . . . .        256    5,168
   Superior Industries International, Inc. .        199    6,778
                                                         --------
                                                          78,937
                                                         --------
   MISCELLANEOUS - 0.19%
   Harley-Davidson, Inc. . . . . . . . . . .        121    5,831
   Lockheed Martin Corp. . . . . . . . . . .        170    6,095
   Trinity Industries, Inc.. . . . . . . . .         36      866
                                                         --------
                                                          12,792
                                                         --------
                                                         165,899
                                                         --------

WHOLESALE TRADE - DURABLE GOODS - 0.82%
Carlisle Companies, Inc. . . . . . . . . . .        311   12,945
W.W. Grainger, Inc.. . . . . . . . . . . . .        450   14,372
Lawson Products, Inc.. . . . . . . . . . . .        111    3,011
MCSi, Inc.*. . . . . . . . . . . . . . . . .        256    7,360
Sybron International Corp.*. . . . . . . . .        543   13,439
Sycamore Networks, Inc.* . . . . . . . . . .         88    5,566
                                                         --------
                                                          56,693
                                                         --------

WHOLESALE TRADE - NON-DURABLE GOODS - 0.67%
Cardinal Health, Inc.. . . . . . . . . . . .        130   12,317
Safeway, Inc.* . . . . . . . . . . . . . . .        214   11,703
SUPERVALU, Inc.. . . . . . . . . . . . . . .        892   13,714
SYSCO Corp.. . . . . . . . . . . . . . . . .        158    8,246
                                                         --------
                                                          45,980
                                                         --------

TOTAL COMMON STOCK
   (Identified Cost  $6,828,218) . . . .          . .  6,826,504
                                                       ----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2000





                                                     VALUE
                                          SHARES    (NOTE 2)
                                        ----------  --------
SHORT-TERM INVESTMENTS - 0.99%
Dreyfus Treasury Cash Management Fund
   (Identified Cost  $68,008). . . . .      68,008   $68,008
                                                    --------

TOTAL INVESTMENTS - 99.87%
(Identified Cost  $6,896,226). . . . .             6,894,512

OTHER ASSETS, LESS LIABILITIES - 0.13%                 8,630
                                                    --------

NET ASSETS - 100%. . . . . . . . .                $6,903,142
                                                  ==========




*  Non-income  producing  security.

Federal  Tax  Information:

At October 31, 2000, the net unrealized appreciation based on identified cost for federal income tax purposes of $6,898,148 was as follows:

Unrealized  appreciation                                 $    748,590

Unrealized  depreciation                                     (744,954)
                                                          ------------

UNREALIZED  APPRECIATION  -  NET                         $      3,636
                                                         =============

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities





October 31, 2000

ASSETS:
Investments, at value (identified cost $6,896,226)(Note 2)  $6,894,512
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,938
Dividends receivable . . . . . . . . . . . . . . . . . . .       4,694
Interest receivable. . . . . . . . . . . . . . . . . . . .         404
Receivable from investment advisor (Note 3). . . . . . . .      32,313
                                                            -----------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . .   6,934,861
                                                            -----------


LIABILITIES:

Accrued directors' fees (Note 3) . . . . . . . . . . . . .       7,024
Accrued fund accounting fees (Note 3). . . . . . . . . . .       3,112
Accrued distribution and service fees-Class C (Note 3) . .          14
Accrued distribution and service fees-Class E (Note 3) . .       5,926
Transfer agent fees payable (Note 3) . . . . . . . . . . .       1,527
Audit fee payable. . . . . . . . . . . . . . . . . . . . .       9,267
Payable for fund shares repurchased. . . . . . . . . . . .         992
Other payables and accrued expenses. . . . . . . . . . . .       3,857
                                                            -----------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . .      31,719
                                                            -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . .  $6,903,142
                                                            ===========


NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . .  $    6,889
Additional paid-in-capital . . . . . . . . . . . . . . . .   7,033,969
Undistributed net investment income. . . . . . . . . . . .      20,259
Accumulated net realized loss on investments . . . . . . .    (156,261)
Net unrealized depreciation on investments . . . . . . . .      (1,714)
                                                            -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . .  $6,903,142
                                                            ===========

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE - CLASS A
   ($20,660/2,017 shares). . . . . . . . . . . . . . . . .  $    10.24
                                                            ===========

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE - CLASS C
   ($8,337/859 shares) . . . . . . . . . . . . . . . . . .  $     9.71
                                                            ===========

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE - CLASS E
   ($6,874,145/686,014 shares) . . . . . . . . . . . . . .  $    10.02
                                                            ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations





FOR THE PERIOD ENDED OCTOBER 31, 2000+

INVESTMENT INCOME:
Dividends . . . . . . . . . . . . . . . . . . . . . .  $  76,825
Interest. . . . . . . . . . . . . . . . . . . . . . .     12,315
                                                       ----------

Total Investment Income . . . . . . . . . . . . . . .     89,140
                                                       ----------


EXPENSES:

Management fees (Note 3). . . . . . . . . . . . . . .     31,809
Fund accounting fees (Note 3) . . . . . . . . . . . .     40,516
Directors' fees (Note 3). . . . . . . . . . . . . . .      7,024
Transfer agent fees (Note 3). . . . . . . . . . . . .      1,527
Distribution and service fees (Class C) (Note 3). . .         14
Distribution and service fees (Class E) (Note 3). . .     15,916
Custodian fees. . . . . . . . . . . . . . . . . . . .     11,853
Audit fee . . . . . . . . . . . . . . . . . . . . . .      9,267
Miscellaneous . . . . . . . . . . . . . . . . . . . .      6,672
                                                       ----------

Total Expenses. . . . . . . . . . . . . . . . . . . .    124,598

Less Reduction of Expenses (Note 3) . . . . . . . . .    (64,122)
                                                       ----------

Net Expenses. . . . . . . . . . . . . . . . . . . . .     60,476
                                                       ----------

NET INVESTMENT INCOME . . . . . . . . . . . . . . . .     28,664
                                                       ----------


REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:

Net realized loss on investments. . . . . . . . . . .   (156,261)
Net change in unrealized depreciation on investments.     (1,714)
                                                       ----------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS . . . . . . . . . . . . . . . . . .   (157,975)
                                                       ----------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS. . . . . . . . . . . . . . . . . .  $(129,311)
                                                       ==========




+  Commencement  of  operations  11/10/99

The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  CHANGES  IN  NET  ASSETS





                                                          FOR THE
                                                          PERIOD
                                                           ENDED
                                                         10/31/00+
                                                        -----------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . .  $   28,664
Net realized loss on investments . . . . . . . . . . .    (156,261)
Net change in unrealized depreciation on investments .      (1,714)
                                                        -----------

Net decrease from operations . . . . . . . . . . . . .    (129,311)
                                                        -----------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income - Class E . . . . . . . . .      (8,405)
                                                        -----------

CAPITAL STOCK ISSUED AND
REPURCHASED (NOTE 5):

Net increase from capital share transactions . . . . .   7,040,858
                                                        -----------

Net increase in net assets . . . . . . . . . . . . . .   6,903,142

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .          --
                                                        -----------

END OF PERIOD (including undistributed net investment
    income of $20,259) . . . . . . . . . . . . . . . .  $6,903,142
                                                        ===========




+  Commencement  of  operation  11/10/99

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights





                                                           CLASS A           CLASS C            CLASS E
                                                           FOR THE           FOR THE            FOR THE
                                                       PERIOD 2/22/00+    PERIOD 8/7/00+    PERIOD 11/10/99+
                                                         TO 10/31/00       TO 10/31/00        TO 10/31/00
                                                      -----------------  ----------------  ------------------
Per share data (for a share outstanding throughout
each period):
NET ASSET VALUE - BEGINNING OF PERIOD. . . . . . . .  $          10.00   $         10.00   $           10.00
                                                      -----------------  ----------------  ------------------

Income from investment operations:
   Net investment income (loss). . . . . . . . . . .              0.03             (0.00)               0.05
   Net realized and unrealized gain (loss)
      on investments . . . . . . . . . . . . . . . .              0.21             (0.29)              (0.01)
                                                      -----------------  ----------------  ------------------

Total from investment operations . . . . . . . . . .              0.24             (0.29)               0.04
                                                      -----------------  ----------------  ------------------

Less distributions to shareholders:
   From net investment income. . . . . . . . . . . .                --                --               (0.02)
                                                      -----------------  ----------------  ------------------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . . .  $          10.24   $          9.71   $           10.02
                                                      =================  ================  ==================

Total return 1 . . . . . . . . . . . . . . . . . . .              2.40%           (2.90)%               0.37%

Ratios (to average net assets) / Supplemental Data:
    Expenses*. . . . . . . . . . . . . . . . . . . .            0.70%2            1.45%2              0.95%2
    Net investment income (loss) *. . .  . . . . . .            0.57%2          (0.16)%2              0.45%2

Portfolio turnover . . . . . . . . . . . . . . . . .                88%               88%                 88%

NET ASSETS - END OF PERIOD (000's omitted) . . . . .  $             21   $             8   $           6,874
                                                      =================  ================  ==================





* The investment advisor did not impose all or a portion of its management fee. If these expenses had been incurred by the Series the net investment income per share and the ratios would have been as follows:




Net investment income (loss) . .   ($0.04)   ($0.04)    ($0.06)

Ratios (to average net assets):
   Expenses. . . . . . . . . .       2.04%2    3.08%2    1.95%2
   Net investment income . . . .    (0.77)%2  (1.79)%2  (0.55)%2




+  Commencement  of  operations.
1  Represents  aggregate  total  return  for  the  period  indicated.
2  Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements



1.     ORGANIZATION
PureMarkSM Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term total return that is consistent with the broad U.S. stock market, as represented by the Russell 3000R Index through investments that meet the socially responsible criteria of the Series.

The Series' is authorized to issue five classes of shares (Class A, B, C, D, and E). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. Currently, Class A, Class C and Class E are offered. Shareholders of the Series have equal voting rights on matters affecting all shareholders of the Series. In addition, each class of shares of the Series has exclusive voting rights on matters that relate solely to its class and separate voting rights on matters in which the interests of one class differ from the interest of any other class.

The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of October 31, 2000, 1.4 billion shares have been designated in total among 28 series, of which 37.5 million have been designated as PureMarkSM Series Class A Common Stock, 5 million have been designated as PureMarkSM Series Class C Common Stock, and 2.5 million have been designated as PureMarkSM Series Class E Common Stock.

2.     SIGNIFICANT  ACCOUNTING  POLICIES
SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the Series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plan.

Notes  to  Financial  Statements

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES  (continued)
The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Through the Series' investment in Real Estate Investment Trusts, the Series may receive return of capital (ROC) dividends. When ROC dividends are received, cost of investments would be reduced by the amount of the dividend.

FEDERAL  INCOME  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

At October 31, 2000, the Series, for federal income tax purposes, had a capital loss carryforward of $154,339 that will expire on October 31, 2008.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income are made annually, and are declared separately for each class. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in timing of the recognition of gains or losses, including losses deferred due to wash sales. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ from distributions to shareholders during such period. As a result, the Series may periodically make reclassifications among its capital accounts without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

OTHER
The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


3.     TRANSACTIONS  WITH  AFFILIATES

The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc., dba Exeter Asset Management (the "Advisor"), for which the Series pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series' average daily net assets.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of

Notes  to  Financial  Statements
securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor. The "non-affiliated" Directors receive an annual stipend, which is allocated among all the Series of the Fund. In addition, these Directors also receive a per meeting fee for each Series of the Fund.

The Advisor has contractually agreed to waive its fee and, if necessary, pay other expenses of the Series in order to maintain total expenses for the Series at no more than 0.70% for Class A shares, 1.45% for Class C shares, and 0.95% for Class E shares, of average daily net assets each year. Accordingly, the Advisor did not impose its fees and assumed expenses amounting to $32,313 for the period ended October 31, 2000, which is reflected as a reduction of expenses on the Statement of Operations.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024%.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor of the Fund's shares. The Series compensates the distributor for distributing and servicing the Series' Class C and Class E shares pursuant to plans of distribution adopted under Rule 12b-1 of the Investment Company Act of 1940, regardless of expenses actually incurred. The distribution fees were accrued daily and payable quarterly, at an annual rate of 0.75% for Class C's average daily net assets and 0.25% of the Class E's average daily net assets.

Effective April 2000 the Advisor became the Fund's accounting services agent. For these services, the Fund will pay the Advisor a fee of 0.04% of each Series' daily net assets calculated daily and payable monthly, with a minimum annual fee of $48,000 per Series plus out-of-pocket expenses. In addition, the Fund will pay the Advisor an additional annual fee of $10,000 for each additional class of a Series. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS will serve as sub-accounting services agent.

4.     PURCHASES  AND  SALES  OF  SECURITIES
For the period ended October 31, 2000, purchases and sales of securities, other than United States Government securities and short-term securities, were $12,599,031 and $5,614,570, respectively. There were no purchases or sales of United States Government securities.

5.     CAPITAL  STOCK  TRANSACTIONS
     Transactions  in  shares  of  PureMarkSM  Series Class A Common Stock were:



                                                    For the Period
                           2/22/00 (commencement of operations) to 10/31/00
                           ------------------------------------------------
                                                  Shares     Amount
                                            --------------  -------
Sold . . . . . . . . . . . . . . . . . . .           2,017  $21,100
                                            --------------  -------
Net change . . . . . . . . . . . . . . . .           2,017  $21,100
                                            ==============  =======

Notes  to  Financial  Statements

Transactions  in  shares  of  PureMarkSM  Series  Class  C  Common  Stock  were:



                                                   For the Period
                          8/7/00 (commencement of operations) to 10/31/00
                          -----------------------------------------------
                                                Shares     Amount
                                           --------------  ------
Sold. . . . . . . . . . . . . . . . . . .             859  $8,600
                                           --------------  ------
Net change. . . . . . . . . . . . . . . .             859  $8,600
                                           ==============  ======




     Transactions  in  shares  of  PureMarkSM  Series Class E Common Stock were:



                                                     For the Period
                                11/10/99 (commencement of operations) to 10/31/00
                                -------------------------------------------------
                                                  Shares        Amount
                                             --------------  ------------
Sold. . . . . . . . . . . . . . . . . . . .         780,755   $7,984,485
Reinvested. . . . . . . . . . . . . . . . .             850        8,405
Repurchased . . . . . . . . . . . . . . . .         (95,591)    (981,732)
                                             ---------------  -----------
Net change. . . . . . . . . . . . . . . . .         686,014   $7,011,158
                                             ===============  ===========




6.     FINANCIAL  INSTRUMENTS
The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on October 31, 2000.

REPORT  OF  INDEPENDENT  ACCOUNTANTS


To  the  Board  of  Directors and Shareholders of Exeter Fund, Inc. - PureMarkSM
Series:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Exeter Fund, Inc.: PureMarkSM Series (the "Fund") at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the period from November 10, 1999 (commencement of operations) to October 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2000 by correspondence with the custodian, provides a reasonable basis for our opinion.



PricewaterhouseCoopers  LLP
Boston,  Massachusetts
December  15,  2000